UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2006

Item 1. Reports to Stockholders

Fidelity Advisor Freedom Funds® -
Income, 2005, 2010, 2015, 2020, 2025, 2030,
2035, 2040, 2045, 2050 - Class A, Class T, Class B
and Class C

Semiannual Report

September 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Advisor Freedom Income	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2005	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2010	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2015	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2020	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2025	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2030	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2035	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2040	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2045	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2050	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2006 to September 30, 2006), except for Advisor Freedom 2045 and Advisor Freedom 2050. For Advisor Freedom 2045 and Advisor Freedom 2050, the actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2006 to September 30, 2006). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (April 1, 2006 to September 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value September 30, 2006	Expenses Paid During the Period Ended September 30, 2006
Advisor Freedom Income
Class A
Actual	$ 1,000.00	$ 1,023.20	$ 1.27 B
HypotheticalA	$ 1,000.00	$ 1,023.82	$ 1.27 B
Class T
Actual	$ 1,000.00	$ 1,021.90	$ 2.53 B
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.54 B
Class B
Actual	$ 1,000.00	$ 1,019.30	$ 5.06 B
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.06 B
Class C
Actual	$ 1,000.00	$ 1,019.30	$ 5.06 B
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.06 B
Institutional Class
Actual	$ 1,000.00	$ 1,025.40	$ .00 B
HypotheticalA	$ 1,000.00	$ 1,025.07	$ .00 B
	Beginning Account Value	Ending Account Value September 30, 2006	Expenses Paid During the Period Ended September 30, 2006
Advisor Freedom 2005
Class A
Actual	$ 1,000.00	$ 1,018.10	$ 1.26 B
HypotheticalA	$ 1,000.00	$ 1,023.82	$ 1.27 B
Class T
Actual	$ 1,000.00	$ 1,016.60	$ 2.53 B
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.54 B
Class B
Actual	$ 1,000.00	$ 1,013.60	$ 5.05 B
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.06 B
Class C
Actual	$ 1,000.00	$ 1,013.60	$ 5.05 B
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.06 B
Institutional Class
Actual	$ 1,000.00	$ 1,018.50	$ .00 B
HypotheticalA	$ 1,000.00	$ 1,025.07	$ .00 B
Advisor Freedom 2010
Class A
Actual	$ 1,000.00	$ 1,017.40	$ 1.26 B
HypotheticalA	$ 1,000.00	$ 1,023.82	$ 1.27 B
Class T
Actual	$ 1,000.00	$ 1,016.00	$ 2.53 B
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.54 B
Class B
Actual	$ 1,000.00	$ 1,013.90	$ 5.05 B
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.06 B
Class C
Actual	$ 1,000.00	$ 1,014.00	$ 5.05 B
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.06 B
Institutional Class
Actual	$ 1,000.00	$ 1,018.90	$ .00 B
HypotheticalA	$ 1,000.00	$ 1,025.07	$ .00 B
Advisor Freedom 2015
Class A
Actual	$ 1,000.00	$ 1,014.30	$ 1.26 B
HypotheticalA	$ 1,000.00	$ 1,023.82	$ 1.27 B
Class T
Actual	$ 1,000.00	$ 1,013.70	$ 2.52 B
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.54 B
Class B
Actual	$ 1,000.00	$ 1,010.90	$ 5.04 B
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.06 B
Class C
Actual	$ 1,000.00	$ 1,011.00	$ 5.04 B
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.06 B
Institutional Class
Actual	$ 1,000.00	$ 1,015.60	$ .00 B
HypotheticalA	$ 1,000.00	$ 1,025.07	$ .00 B
	Beginning Account Value	Ending Account Value September 30, 2006	Expenses Paid During the Period Ended September 30, 2006
Advisor Freedom 2020
Class A
Actual	$ 1,000.00	$ 1,012.60	$ 1.26 B
HypotheticalA	$ 1,000.00	$ 1,023.82	$ 1.27 B
Class T
Actual	$ 1,000.00	$ 1,011.20	$ 2.52 B
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.54 B
Class B
Actual	$ 1,000.00	$ 1,009.30	$ 5.04 B
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.06 B
Class C
Actual	$ 1,000.00	$ 1,009.30	$ 5.04 B
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.06 B
Institutional Class
Actual	$ 1,000.00	$ 1,013.90	$ .00 B
HypotheticalA	$ 1,000.00	$ 1,025.07	$ .00 B
Advisor Freedom 2025
Class A
Actual	$ 1,000.00	$ 1,011.60	$ 1.26 B
HypotheticalA	$ 1,000.00	$ 1,023.82	$ 1.27 B
Class T
Actual	$ 1,000.00	$ 1,010.20	$ 2.52 B
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.54 B
Class B
Actual	$ 1,000.00	$ 1,008.20	$ 5.03 B
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.06 B
Class C
Actual	$ 1,000.00	$ 1,008.30	$ 5.03 B
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.06 B
Institutional Class
Actual	$ 1,000.00	$ 1,012.80	$ .00 B
HypotheticalA	$ 1,000.00	$ 1,025.07	$ .00 B
Advisor Freedom 2030
Class A
Actual	$ 1,000.00	$ 1,010.10	$ 1.26 B
HypotheticalA	$ 1,000.00	$ 1,023.82	$ 1.27 B
Class T
Actual	$ 1,000.00	$ 1,008.70	$ 2.52 B
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.54 B
Class B
Actual	$ 1,000.00	$ 1,006.10	$ 5.03 B
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.06 B
Class C
Actual	$ 1,000.00	$ 1,006.20	$ 5.03 B
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.06 B
Institutional Class
Actual	$ 1,000.00	$ 1,010.60	$ .00 B
HypotheticalA	$ 1,000.00	$ 1,025.07	$ .00 B
	Beginning Account Value	Ending Account Value September 30, 2006	Expenses Paid During the Period Ended September 30, 2006
Advisor Freedom 2035
Class A
Actual	$ 1,000.00	$ 1,009.30	$ 1.26 B
HypotheticalA	$ 1,000.00	$ 1,023.82	$ 1.27 B
Class T
Actual	$ 1,000.00	$ 1,007.20	$ 2.52
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.54 B
Class B
Actual	$ 1,000.00	$ 1,005.60	$ 5.03 B
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.06 B
Class C
Actual	$ 1,000.00	$ 1,005.60	$ 5.03 B
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.06 B
Institutional Class
Actual	$ 1,000.00	$ 1,009.80	$ .00 B
HypotheticalA	$ 1,000.00	$ 1,025.07	$ .00 B
Advisor Freedom 2040
Class A
Actual	$ 1,000.00	$ 1,008.40	$ 1.26 B
HypotheticalA	$ 1,000.00	$ 1,023.82	$ 1.27 B
Class T
Actual	$ 1,000.00	$ 1,007.10	$ 2.52 B
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.54 B
Class B
Actual	$ 1,000.00	$ 1,004.70	$ 5.03 B
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.06 B
Class C
Actual	$ 1,000.00	$ 1,004.00	$ 5.02 B
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.06 B
Institutional Class
Actual	$ 1,000.00	$ 1,009.70	$ .00 B
HypotheticalA	$ 1,000.00	$ 1,025.07	$ .00 B
Advisor Freedom 2045
Class A
Actual	$ 1,000.00	$ 1,021.00	$ .84 C
HypotheticalA	$ 1,000.00	$ 1,023.82	$ 1.27 B
Class T
Actual	$ 1,000.00	$ 1,020.00	$ 1.69 C
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.54 B
Class B
Actual	$ 1,000.00	$ 1,018.00	$ 3.37 C
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.06 B
Class C
Actual	$ 1,000.00	$ 1,018.00	$ 3.37 C
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.06 B
Institutional Class
Actual	$ 1,000.00	$ 1,022.00	$ .00 C
HypotheticalA	$ 1,000.00	$ 1,025.07	$ .00 B
	Beginning Account Value	Ending Account Value September 30, 2006	Expenses Paid During the Period Ended September 30, 2006
Advisor Freedom 2050
Class A
Actual	$ 1,000.00	$ 1,021.00	$ .84 C
HypotheticalA	$ 1,000.00	$ 1,023.82	$ 1.27 B
Class T
Actual	$ 1,000.00	$ 1,020.00	$ 1.69 C
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.54 B
Class B
Actual	$ 1,000.00	$ 1,019.00	$ 3.37 C
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.06 B
Class C
Actual	$ 1,000.00	$ 1,018.00	$ 3.37 C
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.06 B
Institutional Class
Actual	$ 1,000.00	$ 1,022.00	$ .00 C
HypotheticalA	$ 1,000.00	$ 1,025.07	$ .00 B

A 5% return per year before expenses

B Expenses are equal to the Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

C Actual expenses are equal to the Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 122/365 (to reflect the period June 1, 2006 to September 30, 2006).

The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Annualized Expense Ratio
Advisor Freedom Income
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2005
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2010
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2015
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2020
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Annualized Expense Ratio
Advisor Freedom 2025
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2030
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2035
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2040
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2045
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2050
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%

Semiannual Report

Fidelity Advisor Freedom Income Fund

Investment Changes

Fund Holdings as of September 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	4.3	4.4
Fidelity Advisor Equity Growth Fund Institutional Class	2.5	2.5
Fidelity Advisor Equity Income Fund Institutional Class	4.3	4.3
Fidelity Advisor Growth & Income Fund Institutional Class	3.3	3.3
Fidelity Advisor Large Cap Fund Institutional Class	3.3	3.3
Fidelity Advisor Mid-Cap Fund Institutional Class	1.6	1.7
Fidelity Advisor Small Cap Fund Institutional Class	1.2	1.3
	20.5	20.8
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	3.2	2.0
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	15.6	17.7
Fidelity Advisor Intermediate Bond Fund Institutional Class	15.6	18.2
Fidelity Advisor Strategic Real Return Fund Institutional Class	5.5	0.5
	36.7	36.4
Short-Term Funds
Fidelity Advisor Short-Fixed Income Fund Institutional Class	19.8	20.4
Fidelity Cash Reserves Fund	19.8	20.4
	39.6	40.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	20.5%
Investment Grade Fixed-Income Funds	36.7%
High Yield Fixed-Income Funds	3.2%
Short-Term Funds	39.6%

Six months ago
Domestic Equity Funds	20.8%
Investment Grade Fixed-Income Funds	36.4%
High Yield Fixed-Income Funds	2.0%
Short-Term Funds	40.8%

The six months ago allocation is based on the fund's holdings as of March 31, 2006. The current allocation is based on the fund's holdings as of September 30, 2006.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 20.5%
	Shares	Value (Note 1)
Domestic Equity Funds - 20.5%
Fidelity Advisor Dividend Growth Fund Institutional Class	270,060	$ 3,575,590
Fidelity Advisor Equity Growth Fund Institutional Class (a)	38,616	2,024,997
Fidelity Advisor Equity Income Fund Institutional Class	114,013	3,540,103
Fidelity Advisor Growth & Income Fund Institutional Class	140,994	2,701,446
Fidelity Advisor Large Cap Fund Institutional Class	148,924	2,694,029
Fidelity Advisor Mid-Cap Fund Institutional Class	54,675	1,335,720
Fidelity Advisor Small Cap Fund Institutional Class	41,171	987,291
TOTAL EQUITY FUNDS (Cost $14,521,228)		16,859,176
Fixed-Income Funds - 39.9%

High Yield Fixed-Income Funds - 3.2%
Fidelity Advisor High Income Advantage Fund Institutional Class	271,197	2,584,511
Investment Grade Fixed-Income Funds - 36.7%
Fidelity Advisor Government Investment Fund Institutional Class	1,302,117	12,851,895
Fidelity Advisor Intermediate Bond Fund Institutional Class	1,183,409	12,828,151
Fidelity Advisor Strategic Real Return Fund Institutional Class	448,031	4,520,629
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		30,200,675
TOTAL FIXED-INCOME FUNDS (Cost $33,267,864)		32,785,186
Short-Term Funds - 39.6%

Fidelity Advisor Short-Fixed Income Fund Institutional Class	1,733,602	16,330,534
Fidelity Cash Reserves Fund	16,258,330	16,258,330
TOTAL SHORT-TERM FUNDS (Cost $32,708,998)		32,588,864
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $80,498,090)		$ 82,233,226
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $80,498,090) - See accompanying schedule		$ 82,233,226
Cash		3
Receivable for investments sold		491,338
Total assets		82,724,567

Liabilities
Payable for investments purchased	$ 6,147
Payable for fund shares redeemed	485,453
Distribution fees payable	35,319
Total liabilities		526,919

Net Assets		$ 82,197,648
Net Assets consist of:
Paid in capital		$ 80,362,501
Undistributed net investment income		201,835
Accumulated undistributed net realized gain (loss) on investments		(101,824)
Net unrealized appreciation (depreciation) on investments		1,735,136
Net Assets		$ 82,197,648
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($27,618,023 ÷ 2,625,898 shares)		$ 10.52

Maximum offering price per share (100/94.25 of $10.52)		$ 11.16
Class T: Net Asset Value and redemption price per share ($35,317,392 ÷ 3,360,383 shares)		$ 10.51

Maximum offering price per share (100/96.50 of $10.51)		$ 10.89
Class B: Net Asset Value and offering price per share ($4,829,477 ÷ 459,989 shares)A		$ 10.50

Class C: Net Asset Value and offering price per share ($13,067,600 ÷ 1,245,056 shares)A		$ 10.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,365,156 ÷ 129,562 shares)		$ 10.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended September 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,331,547

Expenses
Distribution fees	$ 202,604
Independent trustees' compensation	140
Total expenses before reductions	202,744
Expense reductions	(140)	202,604
Net investment income (loss)		1,128,943
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(101,991)
Change in net unrealized appreciation (depreciation) on underlying funds		766,029
Net gain (loss)		664,038
Net increase (decrease) in net assets resulting from operations		$ 1,792,981

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,128,943	$ 1,619,838
Net realized gain (loss)	(101,991)	508,459
Change in net unrealized appreciation (depreciation)	766,029	864,314
Net increase (decrease) in net assets resulting from operations	1,792,981	2,992,611
Distributions to shareholders from net investment income	(1,119,988)	(1,455,415)
Distributions to shareholders from net realized gain	(469,073)	(201,782)
Total distributions	(1,589,061)	(1,657,197)
Share transactions - net increase (decrease)	11,315,856	11,032,548
Total increase (decrease) in net assets	11,519,776	12,367,962

Net Assets
Beginning of period	70,677,872	58,309,910
End of period (including undistributed net investment income of $201,835 and undistributed net investment income of $192,880, respectively)	$ 82,197,648	$ 70,677,872

Financial Highlights - Class A

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.52	$ 10.30	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.17	.29	.20	.13
Net realized and unrealized gain (loss)	.07	.23	(.10)	.36
Total from investment operations	.24	.52	.10	.49
Distributions from net investment income	(.17)	(.27)	(.19)	(.09)
Distributions from net realized gain	(.07)	(.04)	(.01)	-
Total distributions	(.24)	(.30) I	(.20)	(.09)
Net asset value, end of period	$ 10.52	$ 10.52	$ 10.30	$ 10.40
Total Return B, C, D	2.32%	5.12%	.99%	4.95%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.26%	.33%	.33% A
Expenses net of all reductions	.25% A	.26%	.33%	.33% A
Net investment income (loss)	3.26% A	2.83%	1.96%	1.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,618	$ 18,524	$ 10,120	$ 5,009
Portfolio turnover rate	19% A	21%	18%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distribution of $.300 per share is comprised of distributions from net investment income of $.265 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.51	$ 10.30	$ 10.39	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.27	.18	.11
Net realized and unrealized gain (loss)	.07	.22	(.10)	.37
Total from investment operations	.23	.49	.08	.48
Distributions from net investment income	(.16)	(.24)	(.16)	(.09)
Distributions from net realized gain	(.07)	(.04)	(.01)	-
Total distributions	(.23)	(.28)	(.17)	(.09)
Net asset value, end of period	$ 10.51	$ 10.51	$ 10.30	$ 10.39
Total Return B, C, D	2.19%	4.78%	.79%	4.78%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.51%	.58%	.58% A
Expenses net of all reductions	.50% A	.51%	.58%	.58% A
Net investment income (loss)	3.01% A	2.58%	1.71%	1.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,317	$ 32,469	$ 29,013	$ 14,535
Portfolio turnover rate	19% A	21%	18%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class B

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 10.29	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.22	.12	.07
Net realized and unrealized gain (loss)	.07	.21	(.10)	.37
Total from investment operations	.20	.43	.02	.44
Distributions from net investment income	(.13)	(.19)	(.10)	(.06)
Distributions from net realized gain	(.07)	(.04)	(.01)	-
Total distributions	(.20)	(.22) I	(.11)	(.06)
Net asset value, end of period	$ 10.50	$ 10.50	$ 10.29	$ 10.38
Total Return B, C, D	1.93%	4.27%	.23%	4.45%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.01%	1.08%	1.08% A
Net investment income (loss)	2.51% A	2.08%	1.21%	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,829	$ 4,873	$ 4,454	$ 3,649
Portfolio turnover rate	19% A	21%	18%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distribution of $.224 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 10.28	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.22	.12	.07
Net realized and unrealized gain (loss)	.07	.22	(.09)	.37
Total from investment operations	.20	.44	.03	.44
Distributions from net investment income	(.13)	(.19)	(.11)	(.07)
Distributions from net realized gain	(.07)	(.04)	(.01)	-
Total distributions	(.20)	(.22) I	(.12)	(.07)
Net asset value, end of period	$ 10.50	$ 10.50	$ 10.28	$ 10.37
Total Return B, C, D	1.93%	4.37%	.24%	4.39%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.01%	1.08%	1.08% A
Net investment income (loss)	2.51% A	2.08%	1.21%	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,068	$ 13,678	$ 14,097	$ 9,248
Portfolio turnover rate	19% A	21%	18%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distribution of $.224 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.035 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.53	$ 10.31	$ 10.41	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.18	.32	.23	.14
Net realized and unrealized gain (loss)	.08	.23	(.11)	.37
Total from investment operations	.26	.55	.12	.51
Distributions from net investment income	(.18)	(.29)	(.21)	(.10)
Distributions from net realized gain	(.07)	(.04)	(.01)	-
Total distributions	(.25)	(.33)	(.22)	(.10)
Net asset value, end of period	$ 10.54	$ 10.53	$ 10.31	$ 10.41
Total Return B, C	2.54%	5.39%	1.21%	5.16%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.01%	.08%	.08% A
Expenses net of all reductions	.00% A	.01%	.08%	.08% A
Net investment income (loss)	3.51% A	3.08%	2.21%	2.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,365	$ 1,134	$ 626	$ 359
Portfolio turnover rate	19% A	21%	18%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Investment Changes

Fund Holdings as of September 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	8.4	8.3
Fidelity Advisor Equity Growth Fund Institutional Class	4.8	5.0
Fidelity Advisor Equity Income Fund Institutional Class	8.4	8.3
Fidelity Advisor Growth & Income Fund Institutional Class	6.4	6.7
Fidelity Advisor Large Cap Fund Institutional Class	6.4	6.7
Fidelity Advisor Mid-Cap Fund Institutional Class	3.2	3.3
Fidelity Advisor Small Cap Fund Institutional Class	2.3	2.5
	39.9	40.8
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	4.8	4.0
Fidelity Advisor Overseas Fund Institutional Class	4.8	4.0
	9.6	8.0
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.0	5.2
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	14.5	16.5
Fidelity Advisor Intermediate Bond Fund Institutional Class	14.5	16.6
Fidelity Advisor Strategic Real Return Fund Institutional Class	5.5	0.9
	34.5	34.0
Short-Term Funds
Fidelity Advisor Short-Fixed Income Fund Institutional Class	5.5	6.0
Fidelity Cash Reserves Fund	5.5	6.0
	11.0	12.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	39.9%
International Equity Funds	9.6%
Investment Grade Fixed-Income Funds	34.5%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	11.0%

Six months ago
Domestic Equity Funds	40.8%
International Equity Funds	8.0%
Investment Grade Fixed-Income Funds	34.0%
High Yield Fixed-Income Funds	5.2%
Short-Term Funds	12.0%

Expected
Domestic Equity Funds	39.5%
International Equity Funds	9.5%
Investment Grade Fixed-Income Funds	34.5%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	11.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2006. The current allocation is based on the fund's holdings as of September 30, 2006. The expected allocation represents the fund's anticipated allocation at March 31, 2007.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 49.5%
	Shares	Value (Note 1)
Domestic Equity Funds - 39.9%
Fidelity Advisor Dividend Growth Fund Institutional Class	336,696	$ 4,457,851
Fidelity Advisor Equity Growth Fund Institutional Class (a)	48,427	2,539,514
Fidelity Advisor Equity Income Fund Institutional Class	143,533	4,456,714
Fidelity Advisor Growth & Income Fund Institutional Class	177,018	3,391,671
Fidelity Advisor Large Cap Fund Institutional Class	187,429	3,390,592
Fidelity Advisor Mid-Cap Fund Institutional Class	69,303	1,693,064
Fidelity Advisor Small Cap Fund Institutional Class	52,375	1,255,956
TOTAL DOMESTIC EQUITY FUNDS		21,185,362
International Equity Funds - 9.6%
Fidelity Advisor Diversified International Fund Institutional Class	110,118	2,539,322
Fidelity Advisor Overseas Fund Institutional Class	118,897	2,547,956
TOTAL INTERNATIONAL EQUITY FUNDS		5,087,278
TOTAL EQUITY FUNDS (Cost $23,517,977)		26,272,640
Fixed-Income Funds - 39.5%

High Yield Fixed-Income Funds - 5.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	277,632	2,645,834
Investment Grade Fixed-Income Funds - 34.5%
Fidelity Advisor Government Investment Fund Institutional Class	779,865	7,697,265
Fidelity Advisor Intermediate Bond Fund Institutional Class	709,261	7,688,389
Fidelity Advisor Strategic Real Return Fund Institutional Class	293,560	2,962,025
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		18,347,679
TOTAL FIXED-INCOME FUNDS (Cost $21,083,328)		20,993,513
Short-Term Funds - 11.0%

Fidelity Advisor Short-Fixed Income Fund Institutional Class	309,806	2,918,371
Fidelity Cash Reserves Fund	2,913,066	2,913,066
TOTAL SHORT-TERM FUNDS (Cost $5,843,221)		5,831,437
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $50,444,526)		$ 53,097,590
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $50,444,526) - See accompanying schedule		$ 53,097,590
Cash		84
Receivable for investments sold		1,253
Receivable for fund shares sold		97,020
Total assets		53,195,947

Liabilities
Payable for investments purchased	$ 92,231
Payable for fund shares redeemed	6,175
Distribution fees payable	21,533
Total liabilities		119,939

Net Assets		$ 53,076,008
Net Assets consist of:
Paid in capital		$ 50,077,478
Undistributed net investment income		441,117
Accumulated undistributed net realized gain (loss) on investments		(95,651)
Net unrealized appreciation (depreciation) on investments		2,653,064
Net Assets		$ 53,076,008
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($22,889,767 ÷ 2,017,557 shares)		$ 11.35

Maximum offering price per share (100/94.25 of $11.35)		$ 12.04
Class T: Net Asset Value and redemption price per share ($15,474,490 ÷ 1,366,887 shares)		$ 11.32

Maximum offering price per share (100/96.50 of $11.32)		$ 11.73
Class B: Net Asset Value and offering price per share ($4,071,992 ÷ 361,175 shares)A		$ 11.27

Class C: Net Asset Value and offering price per share ($8,581,153 ÷ 761,881 shares)A		$ 11.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,058,606 ÷ 180,780 shares)		$ 11.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended September 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 562,695
Interest		20
Total income		562,715

Expenses
Distribution fees	$ 121,506
Independent trustees' compensation	87
Total expenses before reductions	121,593
Expense reductions	(87)	121,506
Net investment income (loss)		441,209
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(86,176)
Change in net unrealized appreciation (depreciation) on underlying funds		573,271
Net gain (loss)		487,095
Net increase (decrease) in net assets resulting from operations		$ 928,304

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 441,209	$ 662,933
Net realized gain (loss)	(86,176)	616,846
Change in net unrealized appreciation (depreciation)	573,271	1,887,861
Net increase (decrease) in net assets resulting from operations	928,304	3,167,640
Distributions to shareholders from net investment income	(142,202)	(559,364)
Distributions to shareholders from net realized gain	(548,838)	(151,533)
Total distributions	(691,040)	(710,897)
Share transactions - net increase (decrease)	9,890,034	17,491,701
Total increase (decrease) in net assets	10,127,298	19,948,444

Net Assets
Beginning of period	42,948,710	23,000,266
End of period (including undistributed net investment income of $441,117 and undistributed net investment income of $142,110, respectively)	$ 53,076,008	$ 42,948,710

Financial Highlights - Class A

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 10.57	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.25	.22	.09
Net realized and unrealized gain (loss)	.08	.76	.03	.46
Total from investment operations	.20	1.01	.25	.55
Distributions from net investment income	(.04)	(.20)	(.17)	(.06)
Distributions from net realized gain	(.14)	(.05)	- I	-
Total distributions	(.18)	(.25)	(.17)	(.06)
Net asset value, end of period	$ 11.35	$ 11.33	$ 10.57	$ 10.49
Total Return B, C, D	1.81%	9.63%	2.38%	5.52%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.26%	.33%	.33% A
Expenses net of all reductions	.25% A	.26%	.33%	.33% A
Net investment income (loss)	2.10% A	2.25%	2.13%	2.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,890	$ 16,194	$ 5,970	$ 1,386
Portfolio turnover rate	24% A	34%	24%	9% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 10.56	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.22	.20	.08
Net realized and unrealized gain (loss)	.09	.75	.03	.46
Total from investment operations	.19	.97	.23	.54
Distributions from net investment income	(.04)	(.17)	(.14)	(.06)
Distributions from net realized gain	(.14)	(.05)	- I	-
Total distributions	(.18)	(.22)	(.15) J	(.06)
Net asset value, end of period	$ 11.32	$ 11.31	$ 10.56	$ 10.48
Total Return B, C, D	1.66%	9.31%	2.17%	5.36%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.50%	.58%	.58% A
Expenses net of all reductions	.50% A	.50%	.58%	.58% A
Net investment income (loss)	1.85% A	2.00%	1.88%	1.97% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,474	$ 13,906	$ 7,977	$ 2,031
Portfolio turnover rate	24% A	34%	24%	9% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distribution of $.148 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.004 per share.

Financial Highlights - Class B

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.28	$ 10.53	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.16	.14	.06
Net realized and unrealized gain (loss)	.08	.76	.03	.46
Total from investment operations	.15	.92	.17	.52
Distributions from net investment income	(.02)	(.12)	(.11)	(.05)
Distributions from net realized gain	(.14)	(.05)	- I	-
Total distributions	(.16)	(.17)	(.11)	(.05)
Net asset value, end of period	$ 11.27	$ 11.28	$ 10.53	$ 10.47
Total Return B, C, D	1.36%	8.80%	1.64%	5.21%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.08%	1.08% A
Net investment income (loss)	1.35% A	1.50%	1.38%	1.47% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,072	$ 3,835	$ 2,747	$ 1,203
Portfolio turnover rate	24% A	34%	24%	9% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.27	$ 10.53	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.16	.14	.06
Net realized and unrealized gain (loss)	.08	.75	.04	.46
Total from investment operations	.15	.91	.18	.52
Distributions from net investment income	(.02)	(.12)	(.12)	(.05)
Distributions from net realized gain	(.14)	(.05)	- I	-
Total distributions	(.16)	(.17)	(.12)	(.05)
Net asset value, end of period	$ 11.26	$ 11.27	$ 10.53	$ 10.47
Total Return B, C, D	1.36%	8.74%	1.74%	5.21%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.01%	1.08%	1.08% A
Net investment income (loss)	1.35% A	1.50%	1.38%	1.47% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,581	$ 7,637	$ 5,655	$ 1,073
Portfolio turnover rate	24% A	34%	24%	9% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 10.60	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13	.28	.25	.10
Net realized and unrealized gain (loss)	.08	.76	.04	.45
Total from investment operations	.21	1.04	.29	.55
Distributions from net investment income	(.05)	(.22)	(.18)	(.06)
Distributions from net realized gain	(.14)	(.05)	- H	-
Total distributions	(.19)	(.27)	(.18)	(.06)
Net asset value, end of period	$ 11.39	$ 11.37	$ 10.60	$ 10.49
Total Return B, C	1.85%	9.92%	2.79%	5.52%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.08%	.08% A
Net investment income (loss)	2.35% A	2.50%	2.38%	2.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,059	$ 1,376	$ 651	$ 397
Portfolio turnover rate	24% A	34%	24%	9% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Investment Changes

Fund Holdings as of September 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	8.6	8.6
Fidelity Advisor Equity Growth Fund Institutional Class	4.9	5.0
Fidelity Advisor Equity Income Fund Institutional Class	8.6	8.6
Fidelity Advisor Growth & Income Fund Institutional Class	6.5	6.4
Fidelity Advisor Large Cap Fund Institutional Class	6.5	6.4
Fidelity Advisor Mid-Cap Fund Institutional Class	3.3	3.4
Fidelity Advisor Small Cap Fund Institutional Class	2.4	2.5
	40.8	40.9
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	4.9	4.2
Fidelity Advisor Overseas Fund Institutional Class	5.0	4.2
	9.9	8.4
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.0	5.0
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	14.6	17.6
Fidelity Advisor Intermediate Bond Fund Institutional Class	14.6	17.6
Fidelity Advisor Strategic Real Return Fund Institutional Class	5.5	0.9
	34.7	36.1
Short-Term Funds
Fidelity Advisor Short-Fixed Income Fund Institutional Class	4.8	4.8
Fidelity Cash Reserves Fund	4.8	4.8
	9.6	9.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	40.8%
International Equity Funds	9.9%
Investment Grade Fixed-Income Funds	34.7%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	9.6%

Six months ago
Domestic Equity Funds	40.9%
International Equity Funds	8.4%
Investment Grade Fixed-Income Funds	36.1%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	9.6%

Expected
Domestic Equity Funds	40.2%
International Equity Funds	10.1%
Investment Grade Fixed-Income Funds	34.9%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	9.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2006. The current allocation is based on the fund's holdings as of September 30, 2006. The expected allocation represents the fund's anticipated allocation at March 31, 2007.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 50.7%
	Shares	Value (Note 1)
Domestic Equity Funds - 40.8%
Fidelity Advisor Dividend Growth Fund Institutional Class	2,707,814	$ 35,851,455
Fidelity Advisor Equity Growth Fund Institutional Class (a)	389,341	20,417,026
Fidelity Advisor Equity Income Fund Institutional Class	1,145,048	35,553,747
Fidelity Advisor Growth & Income Fund Institutional Class	1,416,415	27,138,520
Fidelity Advisor Large Cap Fund Institutional Class	1,496,790	27,076,926
Fidelity Advisor Mid-Cap Fund Institutional Class	552,695	13,502,343
Fidelity Advisor Small Cap Fund Institutional Class	418,123	10,026,597
TOTAL DOMESTIC EQUITY FUNDS		169,566,614
International Equity Funds - 9.9%
Fidelity Advisor Diversified International Fund Institutional Class	895,620	20,652,992
Fidelity Advisor Overseas Fund Institutional Class	966,558	20,713,347
TOTAL INTERNATIONAL EQUITY FUNDS		41,366,339
TOTAL EQUITY FUNDS (Cost $186,035,504)		210,932,953
Fixed-Income Funds - 39.7%

High Yield Fixed-Income Funds - 5.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	2,185,390	20,826,771
Investment Grade Fixed-Income Funds - 34.7%
Fidelity Advisor Government Investment Fund Institutional Class	6,149,860	60,699,120
Fidelity Advisor Intermediate Bond Fund Institutional Class	5,590,771	60,603,958
Fidelity Advisor Strategic Real Return Fund Institutional Class	2,275,538	22,960,176
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		144,263,254
TOTAL FIXED-INCOME FUNDS (Cost $166,687,185)		165,090,025
Short-Term Funds - 9.6%

Fidelity Advisor Short-Fixed Income Fund Institutional Class	2,121,471	19,984,256
Fidelity Cash Reserves Fund	19,945,576	19,945,576
TOTAL SHORT-TERM FUNDS (Cost $40,067,453)		39,929,832
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $392,790,142)		$ 415,952,810
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $392,790,142) - See accompanying schedule		$ 415,952,810
Cash		7
Receivable for investments sold		1,365,019
Receivable for fund shares sold		817,999
Total assets		418,135,835

Liabilities
Payable for investments purchased	$ 296,913
Payable for fund shares redeemed	1,890,507
Distribution fees payable	165,071
Total liabilities		2,352,491

Net Assets		$ 415,783,344
Net Assets consist of:
Paid in capital		$ 390,617,509
Undistributed net investment income		3,523,415
Accumulated undistributed net realized gain (loss) on investments		(1,520,248)
Net unrealized appreciation (depreciation) on investments		23,162,668
Net Assets		$ 415,783,344
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($157,157,982 ÷ 13,328,644 shares)		$ 11.79

Maximum offering price per share (100/94.25 of $11.79)		$ 12.51
Class T: Net Asset Value and redemption price per share ($171,228,709 ÷ 14,579,804 shares)		$ 11.74

Maximum offering price per share (100/96.50 of $11.74)		$ 12.17
Class B: Net Asset Value and offering price per share ($33,680,576 ÷ 2,880,754 shares)A		$ 11.69

Class C: Net Asset Value and offering price per share ($42,505,193 ÷ 3,641,190 shares)A		$ 11.67

Institutional Class: Net Asset Value, offering price and redemption price per share ($11,210,884 ÷ 947,471 shares)		$ 11.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended September 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 4,452,653

Expenses
Distribution fees	$ 937,140
Independent trustees' compensation	723
Total expenses before reductions	937,863
Expense reductions	(723)	937,140
Net investment income (loss)		3,515,513
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(1,277,472)
Change in net unrealized appreciation (depreciation) on underlying funds		4,853,537
Net gain (loss)		3,576,065
Net increase (decrease) in net assets resulting from operations		$ 7,091,578

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,515,513	$ 5,895,515
Net realized gain (loss)	(1,277,472)	5,266,331
Change in net unrealized appreciation (depreciation)	4,853,537	15,956,793
Net increase (decrease) in net assets resulting from operations	7,091,578	27,118,639
Distributions to shareholders from net investment income	(1,248,171)	(5,136,102)
Distributions to shareholders from net realized gain	(5,193,899)	(1,279,124)
Total distributions	(6,442,070)	(6,415,226)
Share transactions - net increase (decrease)	42,205,585	123,162,830
Total increase (decrease) in net assets	42,855,093	143,866,243

Net Assets
Beginning of period	372,928,251	229,062,008
End of period (including undistributed net investment income of $3,523,415 and undistributed net investment income of $1,256,073, respectively)	$ 415,783,344	$ 372,928,251

Financial Highlights - Class A

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 11.01	$ 10.92	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.25	.23	.16
Net realized and unrealized gain (loss)	.09	.80	.04	.83
Total from investment operations	.21	1.05	.27	.99
Distributions from net investment income	(.05)	(.22)	(.18)	(.07)
Distributions from net realized gain	(.16)	(.06)	- I	-
Total distributions	(.21)	(.27) J	(.18)	(.07)
Net asset value, end of period	$ 11.79	$ 11.79	$ 11.01	$ 10.92
Total Return B, C, D	1.74%	9.65%	2.48%	9.92%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.26%	.33%	.33% A
Expenses net of all reductions	.25% A	.26%	.33%	.33% A
Net investment income (loss)	2.04% A	2.23%	2.10%	2.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 157,158	$ 146,593	$ 74,013	$ 32,615
Portfolio turnover rate	32% A	7%	5%	103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distribution of $.270 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.75	$ 10.97	$ 10.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.22	.20	.14
Net realized and unrealized gain (loss)	.09	.80	.04	.83
Total from investment operations	.19	1.02	.24	.97
Distributions from net investment income	(.04)	(.19)	(.17)	(.07)
Distributions from net realized gain	(.16)	(.06)	- I	-
Total distributions	(.20)	(.24) J	(.17)	(.07)
Net asset value, end of period	$ 11.74	$ 11.75	$ 10.97	$ 10.90
Total Return B, C, D	1.60%	9.42%	2.18%	9.72%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.51%	.58%	.58% A
Expenses net of all reductions	.50% A	.51%	.58%	.58% A
Net investment income (loss)	1.79% A	1.98%	1.86%	1.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 171,229	$ 143,012	$ 94,744	$ 29,964
Portfolio turnover rate	32% A	7%	5%	103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distribution of $.242 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.055 per share.

Financial Highlights - Class B

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 10.94	$ 10.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.17	.15	.10
Net realized and unrealized gain (loss)	.09	.79	.04	.83
Total from investment operations	.16	.96	.19	.93
Distributions from net investment income	(.02)	(.13)	(.12)	(.06)
Distributions from net realized gain	(.16)	(.06)	- I	-
Total distributions	(.18)	(.19)	(.12)	(.06)
Net asset value, end of period	$ 11.69	$ 11.71	$ 10.94	$ 10.87
Total Return B, C, D	1.39%	8.83%	1.72%	9.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.01%	1.08%	1.08% A
Net investment income (loss)	1.29% A	1.48%	1.35%	1.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,681	$ 33,404	$ 27,098	$ 14,897
Portfolio turnover rate	32% A	7%	5%	103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.69	$ 10.93	$ 10.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.17	.15	.10
Net realized and unrealized gain (loss)	.09	.78	.04	.83
Total from investment operations	.16	.95	.19	.93
Distributions from net investment income	(.02)	(.14)	(.13)	(.06)
Distributions from net realized gain	(.16)	(.06)	- I	-
Total distributions	(.18)	(.19) J	(.13)	(.06)
Net asset value, end of period	$ 11.67	$ 11.69	$ 10.93	$ 10.87
Total Return B, C, D	1.40%	8.78%	1.72%	9.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.01%	1.08%	1.08% A
Net investment income (loss)	1.29% A	1.48%	1.36%	1.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,505	$ 38,882	$ 27,668	$ 11,552
Portfolio turnover rate	32% A	7%	5%	103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distribution of $.191 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.055 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 11.03	$ 10.93	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13	.28	.26	.17
Net realized and unrealized gain (loss)	.09	.80	.05	.83
Total from investment operations	.22	1.08	.31	1.00
Distributions from net investment income	(.05)	(.24)	(.20)	(.07)
Distributions from net realized gain	(.16)	(.06)	- H	-
Total distributions	(.21)	(.29) J	(.21) I	(.07)
Net asset value, end of period	$ 11.83	$ 11.82	$ 11.03	$ 10.93
Total Return B, C	1.89%	9.94%	2.80%	10.02%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.01%	.08%	.08% A
Expenses net of all reductions	.00% A	.01%	.08%	.08% A
Net investment income (loss)	2.29% A	2.48%	2.35%	2.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,211	$ 11,038	$ 5,538	$ 1,691
Portfolio turnover rate	32% A	7%	5%	103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distribution of $.206 per share is comprised of distributions from net investment income of $.204 and distributions from net realized gain of $.002 per share.

J Total distribution of $.292 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Investment Changes

Fund Holdings as of September 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	10.0	9.9
Fidelity Advisor Equity Growth Fund Institutional Class	5.7	5.8
Fidelity Advisor Equity Income Fund Institutional Class	9.9	10.0
Fidelity Advisor Growth & Income Fund Institutional Class	7.6	7.7
Fidelity Advisor Large Cap Fund Institutional Class	7.5	7.7
Fidelity Advisor Mid-Cap Fund Institutional Class	3.7	4.0
Fidelity Advisor Small Cap Fund Institutional Class	2.8	3.0
	47.2	48.1
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	5.7	5.5
Fidelity Advisor Overseas Fund Institutional Class	5.8	5.4
	11.5	10.9
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	6.3	6.7
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	12.8	14.5
Fidelity Advisor Intermediate Bond Fund Institutional Class	12.7	14.6
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.8	1.0
	30.3	30.1
Short-Term Funds
Fidelity Advisor Short-Fixed Income Fund Institutional Class	2.4	2.1
Fidelity Cash Reserves Fund	2.3	2.1
	4.7	4.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	47.2%
International Equity Funds	11.5%
Investment Grade Fixed-Income Funds	30.3%
High Yield Fixed-Income Funds	6.3%
Short-Term Funds	4.7%

Six months ago
Domestic Equity Funds	48.1%
International Equity Funds	10.9%
Investment Grade Fixed-Income Funds	30.1%
High Yield Fixed-Income Funds	6.7%
Short-Term Funds	4.2%

Expected
Domestic Equity Funds	45.6%
International Equity Funds	11.4%
Investment Grade Fixed-Income Funds	31.3%
High Yield Fixed-Income Funds	6.1%
Short-Term Funds	5.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2006. The current allocation is based on the fund's holdings as of September 30, 2006. The expected allocation represents the fund's anticipated allocation at March 31, 2007.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 58.7%
	Shares	Value (Note 1)
Domestic Equity Funds - 47.2%
Fidelity Advisor Dividend Growth Fund Institutional Class	3,352,174	$ 44,382,782
Fidelity Advisor Equity Growth Fund Institutional Class (a)	481,755	25,263,214
Fidelity Advisor Equity Income Fund Institutional Class	1,416,622	43,986,113
Fidelity Advisor Growth & Income Fund Institutional Class	1,753,525	33,597,548
Fidelity Advisor Large Cap Fund Institutional Class	1,852,522	33,512,128
Fidelity Advisor Mid-Cap Fund Institutional Class	683,135	16,688,976
Fidelity Advisor Small Cap Fund Institutional Class	517,279	12,404,355
TOTAL DOMESTIC EQUITY FUNDS		209,835,116
International Equity Funds - 11.5%
Fidelity Advisor Diversified International Fund Institutional Class	1,106,660	25,519,587
Fidelity Advisor Overseas Fund Institutional Class	1,194,762	25,603,757
TOTAL INTERNATIONAL EQUITY FUNDS		51,123,344
TOTAL EQUITY FUNDS (Cost $236,185,731)		260,958,460
Fixed-Income Funds - 36.6%

High Yield Fixed-Income Funds - 6.3%
Fidelity Advisor High Income Advantage Fund Institutional Class	2,937,044	27,990,025
Investment Grade Fixed-Income Funds - 30.3%
Fidelity Advisor Government Investment Fund Institutional Class	5,751,785	56,770,116
Fidelity Advisor Intermediate Bond Fund Institutional Class	5,226,020	56,650,059
Fidelity Advisor Strategic Real Return Fund Institutional Class	2,098,145	21,170,288
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		134,590,463
TOTAL FIXED-INCOME FUNDS (Cost $163,602,054)		162,580,488
Short-Term Funds - 4.7%

Fidelity Advisor Short-Fixed Income Fund Institutional Class	1,107,394	10,431,649
Fidelity Cash Reserves Fund	10,409,442	10,409,442
TOTAL SHORT-TERM FUNDS (Cost $20,851,800)		20,841,091
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $420,639,585)		$ 444,380,039
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $420,639,585) - See accompanying schedule		$ 444,380,039
Cash		207
Receivable for investments sold		1,545,738
Receivable for fund shares sold		1,159,987
Total assets		447,085,971

Liabilities
Payable for investments purchased	$ 647,659
Payable for fund shares redeemed	2,028,320
Distribution fees payable	165,009
Total liabilities		2,840,988

Net Assets		$ 444,244,983
Net Assets consist of:
Paid in capital		$ 417,769,089
Undistributed net investment income		2,920,031
Accumulated undistributed net realized gain (loss) on investments		(184,591)
Net unrealized appreciation (depreciation) on investments		23,740,454
Net Assets		$ 444,244,983
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($182,690,855 ÷ 15,452,265 shares)		$ 11.82

Maximum offering price per share (100/94.25 of $11.82)		$ 12.54
Class T: Net Asset Value and redemption price per share ($145,943,284 ÷ 12,377,293 shares)		$ 11.79

Maximum offering price per share (100/96.50 of $11.79)		$ 12.22
Class B: Net Asset Value and offering price per share ($38,003,059 ÷ 3,238,747 shares)A		$ 11.73

Class C: Net Asset Value and offering price per share ($44,337,642 ÷ 3,778,971 shares)A		$ 11.73

Institutional Class: Net Asset Value, offering price and redemption price per share ($33,270,143 ÷ 2,800,092 shares)		$ 11.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended September 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 3,853,825
Interest		201
Total income		3,854,026

Expenses
Distribution fees	$ 903,653
Independent trustees' compensation	711
Total expenses before reductions	904,364
Expense reductions	(711)	903,653
Net investment income (loss)		2,950,373
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(182,629)
Change in net unrealized appreciation (depreciation) on underlying funds		4,179,282
Net gain (loss)		3,996,653
Net increase (decrease) in net assets resulting from operations		$ 6,947,026

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,950,373	$ 4,052,598
Net realized gain (loss)	(182,629)	5,365,866
Change in net unrealized appreciation (depreciation)	4,179,282	18,399,382
Net increase (decrease) in net assets resulting from operations	6,947,026	27,817,846
Distributions to shareholders from net investment income	(904,959)	(3,337,676)
Distributions to shareholders from net realized gain	(4,845,361)	(1,130,850)
Total distributions	(5,750,320)	(4,468,526)
Share transactions - net increase (decrease)	93,309,402	174,816,071
Total increase (decrease) in net assets	94,506,108	198,165,391

Net Assets
Beginning of period	349,738,875	151,573,484
End of period (including undistributed net investment income of $2,920,031 and undistributed net investment income of $874,617, respectively)	$ 444,244,983	$ 349,738,875

Financial Highlights - Class A

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.84	$ 10.77	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.22	.21	.07
Net realized and unrealized gain (loss)	.07	1.07	.13	.56
Total from investment operations	.17	1.29	.34	.63
Distributions from net investment income	(.04)	(.16)	(.14)	(.06)
Distributions from net realized gain	(.16)	(.06)	- I	-
Total distributions	(.19) J	(.22)	(.14)	(.06)
Net asset value, end of period	$ 11.82	$ 11.84	$ 10.77	$ 10.57
Total Return B, C, D	1.43%	12.12%	3.22%	6.32%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.26%	.33%	.33% A
Expenses net of all reductions	.25% A	.26%	.33%	.33% A
Net investment income (loss)	1.71% A	1.93%	2.02%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 182,691	$ 128,241	$ 45,028	$ 4,773
Portfolio turnover rate	4% A	4%	3%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distribution of $.190 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.81	$ 10.76	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.19	.19	.06
Net realized and unrealized gain (loss)	.08	1.06	.13	.57
Total from investment operations	.16	1.25	.32	.63
Distributions from net investment income	(.03)	(.14)	(.13)	(.06)
Distributions from net realized gain	(.16)	(.06)	- I	-
Total distributions	(.18) J	(.20)	(.13)	(.06)
Net asset value, end of period	$ 11.79	$ 11.81	$ 10.76	$ 10.57
Total Return B, C, D	1.37%	11.71%	3.01%	6.27%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.51%	.58%	.58% A
Expenses net of all reductions	.50% A	.51%	.58%	.58% A
Net investment income (loss)	1.46% A	1.68%	1.77%	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 145,943	$ 125,323	$ 55,945	$ 5,038
Portfolio turnover rate	4% A	4%	3%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distribution of $.183 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.155 per share.

Financial Highlights - Class B

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.77	$ 10.73	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.13	.13	.04
Net realized and unrealized gain (loss)	.07	1.06	.13	.58
Total from investment operations	.13	1.19	.26	.62
Distributions from net investment income	(.01)	(.09)	(.09)	(.06)
Distributions from net realized gain	(.16)	(.06)	- I	-
Total distributions	(.17)	(.15)	(.09)	(.06)
Net asset value, end of period	$ 11.73	$ 11.77	$ 10.73	$ 10.56
Total Return B, C, D	1.09%	11.17%	2.49%	6.17%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.01%	1.08%	1.08% A
Net investment income (loss)	.96% A	1.18%	1.28%	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,003	$ 33,633	$ 18,813	$ 4,259
Portfolio turnover rate	4% A	4%	3%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.77	$ 10.73	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.13	.13	.04
Net realized and unrealized gain (loss)	.07	1.06	.13	.57
Total from investment operations	.13	1.19	.26	.61
Distributions from net investment income	(.02)	(.09)	(.09)	(.05)
Distributions from net realized gain	(.16)	(.06)	- I	-
Total distributions	(.17) J	(.15)	(.09)	(.05)
Net asset value, end of period	$ 11.73	$ 11.77	$ 10.73	$ 10.56
Total Return B, C, D	1.10%	11.19%	2.47%	6.12%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.01%	1.08%	1.08% A
Net investment income (loss)	.96% A	1.18%	1.28%	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,338	$ 35,656	$ 18,926	$ 3,593
Portfolio turnover rate	4% A	4%	3%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distribution of $.170 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.155 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.89	$ 10.81	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.25	.24	.09
Net realized and unrealized gain (loss)	.08	1.07	.13	.56
Total from investment operations	.19	1.32	.37	.65
Distributions from net investment income	(.04)	(.18)	(.15)	(.06)
Distributions from net realized gain	(.16)	(.06)	- H	-
Total distributions	(.20)	(.24)	(.15)	(.06)
Net asset value, end of period	$ 11.88	$ 11.89	$ 10.81	$ 10.59
Total Return B, C	1.56%	12.36%	3.52%	6.52%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.08%	.08% A
Net investment income (loss)	1.96% A	2.18%	2.27%	2.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,270	$ 26,886	$ 12,861	$ 282
Portfolio turnover rate	4% A	4%	3%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Investment Changes

Fund Holdings as of September 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	11.8	11.8
Fidelity Advisor Equity Growth Fund Institutional Class	6.7	7.0
Fidelity Advisor Equity Income Fund Institutional Class	11.6	11.9
Fidelity Advisor Growth & Income Fund Institutional Class	8.8	8.7
Fidelity Advisor Large Cap Fund Institutional Class	8.8	8.7
Fidelity Advisor Mid-Cap Fund Institutional Class	4.4	4.7
Fidelity Advisor Small Cap Fund Institutional Class	3.3	3.5
	55.4	56.3
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	6.8	6.4
Fidelity Advisor Overseas Fund Institutional Class	6.9	6.4
	13.7	12.8
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.4	7.6
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	9.8	11.2
Fidelity Advisor Intermediate Bond Fund Institutional Class	9.7	11.3
Fidelity Advisor Strategic Real Return Fund Institutional Class	3.8	0.7
	23.3	23.2
Short-Term Funds
Fidelity Advisor Short-Fixed Income Fund Institutional Class	0.1	0.1
Fidelity Cash Reserves Fund	0.1	0.0
	0.2	0.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	55.4%
International Equity Funds	13.7%
Investment Grade Fixed-Income Funds	23.3%
High Yield Fixed-Income Funds	7.4%
Short-Term Funds	0.2%

Six months ago
Domestic Equity Funds	56.3%
International Equity Funds	12.8%
Investment Grade Fixed-Income Funds	23.2%
High Yield Fixed-Income Funds	7.6%
Short-Term Funds	0.1%

Expected
Domestic Equity Funds	54.7%
International Equity Funds	13.7%
Investment Grade Fixed-Income Funds	23.8%
High Yield Fixed-Income Funds	7.5%
Short-Term Funds	0.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2006. The current allocation is based on the fund's holdings as of September 30, 2006. The expected allocation represents the fund's anticipated allocation at March 31, 2007.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 69.1%
	Shares	Value (Note 1)
Domestic Equity Funds - 55.4%
Fidelity Advisor Dividend Growth Fund Institutional Class	7,837,078	$ 103,762,908
Fidelity Advisor Equity Growth Fund Institutional Class (a)	1,117,297	58,591,077
Fidelity Advisor Equity Income Fund Institutional Class	3,298,194	102,408,931
Fidelity Advisor Growth & Income Fund Institutional Class	4,065,855	77,901,784
Fidelity Advisor Large Cap Fund Institutional Class	4,305,721	77,890,500
Fidelity Advisor Mid-Cap Fund Institutional Class	1,593,514	38,929,553
Fidelity Advisor Small Cap Fund Institutional Class	1,204,192	28,876,528
TOTAL DOMESTIC EQUITY FUNDS		488,361,281
International Equity Funds - 13.7%
Fidelity Advisor Diversified International Fund Institutional Class	2,603,903	60,046,001
Fidelity Advisor Overseas Fund Institutional Class	2,811,056	60,240,930
TOTAL INTERNATIONAL EQUITY FUNDS		120,286,931
TOTAL EQUITY FUNDS (Cost $538,195,704)		608,648,212
Fixed-Income Funds - 30.7%

High Yield Fixed-Income Funds - 7.4%
Fidelity Advisor High Income Advantage Fund Institutional Class	6,864,153	65,415,375
Investment Grade Fixed-Income Funds - 23.3%
Fidelity Advisor Government Investment Fund Institutional Class	8,710,653	85,974,142
Fidelity Advisor Intermediate Bond Fund Institutional Class	7,921,003	85,863,671
Fidelity Advisor Strategic Real Return Fund Institutional Class	3,325,254	33,551,809
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		205,389,622
TOTAL FIXED-INCOME FUNDS (Cost $271,401,528)		270,804,997
Short-Term Funds - 0.2%

Fidelity Advisor Short-Fixed Income Fund Institutional Class	101,188	953,190
Fidelity Cash Reserves Fund	949,058	949,058
TOTAL SHORT-TERM FUNDS (Cost $1,900,304)		1,902,248
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $811,497,536)		$ 881,355,457
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $811,497,536) - See accompanying schedule		$ 881,355,457
Cash		4,409
Receivable for investments sold		1,008,568
Receivable for fund shares sold		1,552,484
Total assets		883,920,918

Liabilities
Payable for investments purchased	$ 365,602
Payable for fund shares redeemed	2,199,896
Distribution fees payable	340,777
Total liabilities		2,906,275

Net Assets		$ 881,014,643
Net Assets consist of:
Paid in capital		$ 809,198,064
Undistributed net investment income		4,358,062
Accumulated undistributed net realized gain (loss) on investments		(2,399,404)
Net unrealized appreciation (depreciation) on investments		69,857,921
Net Assets		$ 881,014,643
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($343,296,414 ÷ 26,934,032 shares)		$ 12.75

Maximum offering price per share (100/94.25 of $12.75)		$ 13.53
Class T: Net Asset Value and redemption price per share ($365,328,969 ÷ 28,711,010 shares)		$ 12.72

Maximum offering price per share (100/96.50 of $12.72)		$ 13.18
Class B: Net Asset Value and offering price per share ($76,842,660 ÷ 6,070,887 shares)A		$ 12.66

Class C: Net Asset Value and offering price per share ($70,264,255 ÷ 5,555,264 shares)A		$ 12.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($25,282,345 ÷ 1,974,027 shares)		$ 12.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended September 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 6,230,518

Expenses
Distribution fees	$ 1,895,327
Independent trustees' compensation	1,467
Total expenses before reductions	1,896,794
Expense reductions	(1,467)	1,895,327
Net investment income (loss)		4,335,191
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(2,138,128)
Change in net unrealized appreciation (depreciation) on underlying funds		9,581,290
Net gain (loss)		7,443,162
Net increase (decrease) in net assets resulting from operations		$ 11,778,353

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,335,191	$ 7,591,715
Net realized gain (loss)	(2,138,128)	15,057,100
Change in net unrealized appreciation (depreciation)	9,581,290	49,835,325
Net increase (decrease) in net assets resulting from operations	11,778,353	72,484,140
Distributions to shareholders from net investment income	(1,327,611)	(6,539,824)
Distributions to shareholders from net realized gain	(14,161,296)	(3,059,372)
Total distributions	(15,488,907)	(9,599,196)
Share transactions - net increase (decrease)	149,895,926	258,660,731
Total increase (decrease) in net assets	146,185,372	321,545,675

Net Assets
Beginning of period	734,829,271	413,283,596
End of period (including undistributed net investment income of $4,358,062 and undistributed net investment income of $1,350,482, respectively)	$ 881,014,643	$ 734,829,271

Financial Highlights - Class A

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.85	$ 11.53	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.19	.20	.13
Net realized and unrealized gain (loss)	.08	1.36	.23	1.25
Total from investment operations	.16	1.55	.43	1.38
Distributions from net investment income	(.03)	(.16)	(.18)	(.09)
Distributions from net realized gain	(.24)	(.08)	- I	-
Total distributions	(.26) L	(.23) K	(.19) J	(.09)
Net asset value, end of period	$ 12.75	$ 12.85	$ 11.53	$ 11.29
Total Return B, C, D	1.26%	13.62%	3.75%	13.78%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.26%	.33%	.33% A
Expenses net of all reductions	.25% A	.26%	.33%	.33% A
Net investment income (loss)	1.31% A	1.60%	1.80%	1.74% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 343,296	$ 284,466	$ 135,306	$ 72,334
Portfolio turnover rate	26% A	6%	1%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distribution of $.185 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.004 per share.

K Total distribution of $.233 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

L Total distribution of $.264 per share is comprised of distributions from net investment income of $.029 and distributions from net realized gain of $.235 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 11.52	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.16	.18	.11
Net realized and unrealized gain (loss)	.08	1.36	.21	1.26
Total from investment operations	.15	1.52	.39	1.37
Distributions from net investment income	(.02)	(.13)	(.16)	(.08)
Distributions from net realized gain	(.24)	(.08)	- I	-
Total distributions	(.26)	(.21)	(.16)	(.08)
Net asset value, end of period	$ 12.72	$ 12.83	$ 11.52	$ 11.29
Total Return B, C, D	1.12%	13.28%	3.46%	13.73%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.51%	.58%	.58% A
Expenses net of all reductions	.50% A	.51%	.58%	.58% A
Net investment income (loss)	1.06% A	1.35%	1.55%	1.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 365,329	$ 296,477	$ 177,336	$ 52,310
Portfolio turnover rate	26% A	6%	1%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.78	$ 11.48	$ 11.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.10	.12	.07
Net realized and unrealized gain (loss)	.09	1.35	.21	1.27
Total from investment operations	.12	1.45	.33	1.34
Distributions from net investment income	(.01)	(.08)	(.12)	(.07)
Distributions from net realized gain	(.24)	(.07)	- I	-
Total distributions	(.24) J	(.15)	(.12)	(.07)
Net asset value, end of period	$ 12.66	$ 12.78	$ 11.48	$ 11.27
Total Return B, C, D	.93%	12.71%	2.93%	13.37%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.01%	1.08%	1.08% A
Net investment income (loss)	.56% A	.85%	1.05%	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,843	$ 71,232	$ 49,398	$ 23,274
Portfolio turnover rate	26% A	6%	1%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distribution of $.241 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.235 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.77	$ 11.48	$ 11.26	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.10	.12	.07
Net realized and unrealized gain (loss)	.09	1.34	.22	1.26
Total from investment operations	.12	1.44	.34	1.33
Distributions from net investment income	(.01)	(.08)	(.12)	(.07)
Distributions from net realized gain	(.24)	(.07)	- I	-
Total distributions	(.24) J	(.15)	(.12)	(.07)
Net asset value, end of period	$ 12.65	$ 12.77	$ 11.48	$ 11.26
Total Return B, C, D	.93%	12.66%	3.02%	13.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.01%	1.08%	1.08% A
Net investment income (loss)	.56% A	.85%	1.05%	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,264	$ 61,442	$ 39,310	$ 15,871
Portfolio turnover rate	26% A	6%	1%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distribution of $.242 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.235 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.90	$ 11.57	$ 11.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.23	.23	.15
Net realized and unrealized gain (loss)	.08	1.36	.23	1.25
Total from investment operations	.18	1.59	.46	1.40
Distributions from net investment income	(.04)	(.18)	(.20)	(.09)
Distributions from net realized gain	(.24)	(.08)	- H	-
Total distributions	(.27) I	(.26)	(.20)	(.09)
Net asset value, end of period	$ 12.81	$ 12.90	$ 11.57	$ 11.31
Total Return B, C	1.39%	13.88%	4.06%	14.03%
Ratios to Average Net Assets E. G
Expenses before reductions	.00% A	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.08%	.08% A
Net investment income (loss)	1.56% A	1.85%	2.05%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,282	$ 21,212	$ 11,932	$ 2,278
Portfolio turnover rate	26% A	6%	1%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distribution of $.271 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.235 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Investment Changes

Fund Holdings as of September 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	12.2	12.4
Fidelity Advisor Equity Growth Fund Institutional Class	7.0	7.2
Fidelity Advisor Equity Income Fund Institutional Class	12.2	12.5
Fidelity Advisor Growth & Income Fund Institutional Class	9.3	9.6
Fidelity Advisor Large Cap Fund Institutional Class	9.3	9.7
Fidelity Advisor Mid-Cap Fund Institutional Class	4.6	5.0
Fidelity Advisor Small Cap Fund Institutional Class	3.4	3.7
	58.0	60.1
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	7.2	6.7
Fidelity Advisor Overseas Fund Institutional Class	7.2	6.6
	14.4	13.3
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.5	7.5
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	8.4	9.3
Fidelity Advisor Intermediate Bond Fund Institutional Class	8.4	9.3
Fidelity Advisor Strategic Real Return Fund Institutional Class	3.3	0.5
	20.1	19.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	58.0%
International Equity Funds	14.4%
Investment Grade Fixed-Income Funds	20.1%
High Yield Fixed-Income Funds	7.5%

Six months ago
Domestic Equity Funds	60.1%
International Equity Funds	13.3%
Investment Grade Fixed-Income Funds	19.1%
High Yield Fixed-Income Funds	7.5%

Expected
Domestic Equity Funds	57.0%
International Equity Funds	14.3%
Investment Grade Fixed-Income Funds	21.2%
High Yield Fixed-Income Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2006. The current allocation is based on the fund's holdings as of September 30, 2006. The expected allocation represents the fund's anticipated allocation at March 31, 2007.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 72.4%
	Shares	Value (Note 1)
Domestic Equity Funds - 58.0%
Fidelity Advisor Dividend Growth Fund Institutional Class	3,185,010	$ 42,169,533
Fidelity Advisor Equity Growth Fund Institutional Class (a)	457,888	24,011,654
Fidelity Advisor Equity Income Fund Institutional Class	1,354,065	42,043,732
Fidelity Advisor Growth & Income Fund Institutional Class	1,669,971	31,996,649
Fidelity Advisor Large Cap Fund Institutional Class	1,767,937	31,981,975
Fidelity Advisor Mid-Cap Fund Institutional Class	654,110	15,979,899
Fidelity Advisor Small Cap Fund Institutional Class	494,819	11,865,769
TOTAL DOMESTIC EQUITY FUNDS		200,049,211
International Equity Funds - 14.4%
Fidelity Advisor Diversified International Fund Institutional Class	1,070,138	24,677,383
Fidelity Advisor Overseas Fund Institutional Class	1,156,023	24,773,576
TOTAL INTERNATIONAL EQUITY FUNDS		49,450,959
TOTAL EQUITY FUNDS (Cost $225,778,214)		249,500,170
Fixed-Income Funds - 27.6%

High Yield Fixed-Income Funds - 7.5%
Fidelity Advisor High Income Advantage Fund Institutional Class	2,697,827	25,710,288
Investment Grade Fixed-Income Funds - 20.1%
Fidelity Advisor Government Investment Fund Institutional Class	2,948,911	29,105,754
Fidelity Advisor Intermediate Bond Fund Institutional Class	2,681,751	29,070,182
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,117,936	11,279,976
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		69,455,912
TOTAL FIXED-INCOME FUNDS (Cost $95,463,984)		95,166,200
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $321,242,198)		$ 344,666,370
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $321,242,198) - See accompanying schedule		$ 344,666,370
Cash		4,033
Receivable for investments sold		1,478,056
Receivable for fund shares sold		979,217
Total assets		347,127,676

Liabilities
Payable for investments purchased	$ 406,483
Payable for fund shares redeemed	2,054,762
Distribution fees payable	125,653
Total liabilities		2,586,898

Net Assets		$ 344,540,778
Net Assets consist of:
Paid in capital		$ 319,737,029
Undistributed net investment income		1,479,620
Accumulated undistributed net realized gain (loss) on investments		(100,043)
Net unrealized appreciation (depreciation) on investments		23,424,172
Net Assets		$ 344,540,778
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($170,516,784 ÷ 13,905,470 shares)		$ 12.26

Maximum offering price per share (100/94.25 of $12.26)		$ 13.01
Class T: Net Asset Value and redemption price per share ($109,491,756 ÷ 8,927,316 shares)		$ 12.26

Maximum offering price per share (100/96.50 of $12.26)		$ 12.70
Class B: Net Asset Value and offering price per share ($31,370,168 ÷ 2,580,284 shares)A		$ 12.16

Class C: Net Asset Value and offering price per share ($25,169,111 ÷ 2,070,404 shares)A		$ 12.16

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,992,959 ÷ 648,909 shares)		$ 12.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	September 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,171,637
Interest		89
Total income		2,171,726

Expenses
Distribution fees	$ 682,276
Independent trustees' compensation	547
Total expenses before reductions	682,823
Expense reductions	(547)	682,276
Net investment income (loss)		1,489,450
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(44,674)
Change in net unrealized appreciation (depreciation) on underlying funds		3,296,841
Net gain (loss)		3,252,167
Net increase (decrease) in net assets resulting from operations		$ 4,741,617

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,489,450	$ 2,279,349
Net realized gain (loss)	(44,674)	4,997,172
Change in net unrealized appreciation (depreciation)	3,296,841	18,627,272
Net increase (decrease) in net assets resulting from operations	4,741,617	25,903,793
Distributions to shareholders from net investment income	(294,886)	(2,006,218)
Distributions to shareholders from net realized gain	(4,690,519)	(689,007)
Total distributions	(4,985,405)	(2,695,225)
Share transactions - net increase (decrease)	79,724,441	119,342,923
Total increase (decrease) in net assets	79,480,653	142,551,491

Net Assets
Beginning of period	265,060,125	122,508,634
End of period (including undistributed net investment income of $1,479,620 and undistributed net investment income of $285,056, respectively)	$ 344,540,778	$ 265,060,125

Financial Highlights - Class A

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.34	$ 10.96	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.17	.19	.06
Net realized and unrealized gain (loss)	.07	1.39	.23	.67
Total from investment operations	.14	1.56	.42	.73
Distributions from net investment income	(.02)	(.13)	(.13)	(.06)
Distributions from net realized gain	(.20)	(.05)	- I	-
Total distributions	(.22)	(.18)	(.13)	(.06)
Net asset value, end of period	$ 12.26	$ 12.34	$ 10.96	$ 10.67
Total Return B,C,D	1.16%	14.35%	3.96%	7.32%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.25%	.33%	.33% A
Expenses net of all reductions	.25% A	.25%	.33%	.33% A
Net investment income (loss)	1.18% A	1.44%	1.76%	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 170,517	$ 128,504	$ 59,347	$ 2,284
Portfolio turnover rate	2% A	5%	10%	6% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.35	$ 10.97	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.14	.16	.05
Net realized and unrealized gain (loss)	.06	1.39	.24	.70
Total from investment operations	.12	1.53	.40	.75
Distributions from net investment income	(.01)	(.11)	(.12)	(.06)
Distributions from net realized gain	(.20)	(.05)	- I	-
Total distributions	(.21)	(.15) J	(.12)	(.06)
Net asset value, end of period	$ 12.26	$ 12.35	$ 10.97	$ 10.69
Total Return B,C,D	1.02%	14.07%	3.75%	7.52%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.50%	.58%	.58% A
Expenses net of all reductions	.50% A	.50%	.58%	.58% A
Net investment income (loss)	.93% A	1.19%	1.51%	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109,492	$ 83,955	$ 36,966	$ 2,556
Portfolio turnover rate	2% A	5%	10%	6% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distribution of $.154 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.046 per share.

Financial Highlights - Class B

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.26	$ 10.91	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.08	.11	.03
Net realized and unrealized gain (loss)	.07	1.38	.24	.67
Total from investment operations	.10	1.46	.35	.70
Distributions from net investment income	-	(.07)	(.08)	(.06)
Distributions from net realized gain	(.20)	(.04)	- I	-
Total distributions	(.20)	(.11)	(.08)	(.06)
Net asset value, end of period	$ 12.16	$ 12.26	$ 10.91	$ 10.64
Total Return B,C,D	.82%	13.46%	3.29%	6.97%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.01%	1.08%	1.08% A
Net investment income (loss)	.43% A	.69%	1.01%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,370	$ 27,111	$ 13,415	$ 2,771
Portfolio turnover rate	2% A	5%	10%	6% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.26	$ 10.91	$ 10.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.08	.11	.03
Net realized and unrealized gain (loss)	.07	1.38	.23	.67
Total from investment operations	.10	1.46	.34	.70
Distributions from net investment income	-	(.07)	(.08)	(.05)
Distributions from net realized gain	(.20)	(.04)	- I	-
Total distributions	(.20)	(.11)	(.08)	(.05)
Net asset value, end of period	$ 12.16	$ 12.26	$ 10.91	$ 10.65
Total Return B,C,D	.83%	13.46%	3.19%	7.02%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.01%	1.08%	1.08% A
Net investment income (loss)	.43% A	.69%	1.01%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,169	$ 20,323	$ 10,859	$ 2,137
Portfolio turnover rate	2% A	5%	10%	6% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.39	$ 10.99	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.20	.22	.08
Net realized and unrealized gain (loss)	.07	1.40	.24	.66
Total from investment operations	.16	1.60	.46	.74
Distributions from net investment income	(.02)	(.15)	(.15)	(.06)
Distributions from net realized gain	(.20)	(.05)	- H	-
Total distributions	(.23) I	(.20)	(.15)	(.06)
Net asset value, end of period	$ 12.32	$ 12.39	$ 10.99	$ 10.68
Total Return B,C	1.28%	14.69%	4.25%	7.42%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.08%	.08% A
Net investment income (loss)	1.43% A	1.69%	2.01%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,993	$ 5,167	$ 1,921	$ 222
Portfolio turnover rate	2% A	5%	10%	6% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distribution of $.227 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.203 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual report

Fidelity Advisor Freedom 2030 Fund

Investment Changes

Fund Holdings as of September 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	13.8	13.8
Fidelity Advisor Equity Growth Fund Institutional Class	7.9	8.1
Fidelity Advisor Equity Income Fund Institutional Class	13.9	14.0
Fidelity Advisor Growth & Income Fund Institutional Class	10.5	10.7
Fidelity Advisor Large Cap Fund Institutional Class	10.5	10.8
Fidelity Advisor Mid-Cap Fund Institutional Class	5.3	5.6
Fidelity Advisor Small Cap Fund Institutional Class	3.9	4.1
	65.8	67.1
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	8.2	7.7
Fidelity Advisor Overseas Fund Institutional Class	8.3	7.7
	16.5	15.4
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.4	7.6
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	4.3	4.8
Fidelity Advisor Intermediate Bond Fund Institutional Class	4.3	4.8
Fidelity Advisor Strategic Real Return Fund Institutional Class	1.7	0.3
	10.3	9.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	65.8%
International Equity Funds	16.5%
Investment Grade Fixed-Income Funds	10.3%
High Yield Fixed-Income Funds	7.4%

Six months ago
Domestic Equity Funds	67.1%
International Equity Funds	15.4%
Investment Grade Fixed-Income Funds	9.9%
High Yield Fixed-Income Funds	7.6%

Expected
Domestic Equity Funds	65.7%
International Equity Funds	16.4%
Investment Grade Fixed-Income Funds	10.4%
High Yield Fixed-Income Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2006. The current allocation is based on the fund's holdings as of September 30, 2006. The expected allocation represents the fund's anticipated allocation at March 31, 2007.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.3%
	Shares	Value (Note 1)
Domestic Equity Funds - 65.8%
Fidelity Advisor Dividend Growth Fund Institutional Class	5,657,219	$ 74,901,580
Fidelity Advisor Equity Growth Fund Institutional Class (a)	818,672	42,931,177
Fidelity Advisor Equity Income Fund Institutional Class	2,433,315	75,554,424
Fidelity Advisor Growth & Income Fund Institutional Class	2,988,231	57,254,510
Fidelity Advisor Large Cap Fund Institutional Class	3,168,815	57,323,869
Fidelity Advisor Mid-Cap Fund Institutional Class	1,176,004	28,729,790
Fidelity Advisor Small Cap Fund Institutional Class	887,265	21,276,614
TOTAL DOMESTIC EQUITY FUNDS		357,971,964
International Equity Funds - 16.5%
Fidelity Advisor Diversified International Fund Institutional Class	1,938,705	44,706,539
Fidelity Advisor Overseas Fund Institutional Class	2,096,091	44,919,233
TOTAL INTERNATIONAL EQUITY FUNDS		89,625,772
TOTAL EQUITY FUNDS (Cost $400,077,740)		447,597,736
Fixed-Income Funds - 17.7%

High Yield Fixed-Income Funds - 7.4%
Fidelity Advisor High Income Advantage Fund Institutional Class	4,249,185	40,494,737
Investment Grade Fixed-Income Funds - 10.3%
Fidelity Advisor Government Investment Fund Institutional Class	2,376,682	23,457,849
Fidelity Advisor Intermediate Bond Fund Institutional Class	2,163,786	23,455,443
Fidelity Advisor Strategic Real Return Fund Institutional Class	907,968	9,161,401
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		56,074,693
TOTAL FIXED-INCOME FUNDS (Cost $96,322,599)		96,569,430
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $496,400,339)		$ 544,167,166
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $496,400,339) - See accompanying schedule		$ 544,167,166
Cash		7,190
Receivable for investments sold		106,644
Receivable for fund shares sold		1,682,296
Total assets		545,963,296

Liabilities
Payable for investments purchased	$ 1,078,466
Payable for fund shares redeemed	717,734
Distribution fees payable	212,458
Total liabilities		2,008,658

Net Assets		$ 543,954,638
Net Assets consist of:
Paid in capital		$ 495,715,066
Undistributed net investment income		1,288,228
Accumulated undistributed net realized gain (loss) on investments		(815,483)
Net unrealized appreciation (depreciation) on investments		47,766,827
Net Assets		$ 543,954,638
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($204,908,626 ÷ 15,353,454 shares)		$ 13.35

Maximum offering price per share (100/94.25 of $13.35)		$ 14.16
Class T: Net Asset Value and redemption price per share ($232,246,433 ÷ 17,464,387 shares)		$ 13.30

Maximum offering price per share (100/96.50 of $13.30)		$ 13.78
Class B: Net Asset Value and offering price per share ($48,735,011 ÷ 3,686,604 shares)A		$ 13.22

Class C: Net Asset Value and offering price per share ($44,993,691 ÷ 3,404,426 shares)A		$ 13.22

Institutional Class: Net Asset Value, offering price and redemption price per share ($13,070,877 ÷ 975,868 shares)		$ 13.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended September 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,555,378

Expenses
Distribution fees	$ 1,165,206
Independent trustees' compensation	875
Total expenses before reductions	1,166,081
Expense reductions	(875)	1,165,206
Net investment income (loss)		1,390,172
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(779,695)
Change in net unrealized appreciation (depreciation) on underlying funds		5,574,837
Net gain (loss)		4,795,142
Net increase (decrease) in net assets resulting from operations		$ 6,185,314

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,390,172	$ 2,852,425
Net realized gain (loss)	(779,695)	8,803,566
Change in net unrealized appreciation (depreciation)	5,574,837	35,545,698
Net increase (decrease) in net assets resulting from operations	6,185,314	47,201,689
Distributions to shareholders from net investment income	(577,030)	(2,377,341)
Distributions to shareholders from net realized gain	(7,970,438)	(1,802,422)
Total distributions	(8,547,468)	(4,179,763)
Share transactions - net increase (decrease)	113,416,223	164,372,570
Total increase (decrease) in net assets	111,054,069	207,394,496

Net Assets
Beginning of period	432,900,569	225,506,073
End of period (including undistributed net investment income of $1,288,228 and undistributed net investment income of $475,086, respectively)	$ 543,954,638	$ 432,900,569

Financial Highlights - Class A

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.47	$ 11.81	$ 11.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.15	.18	.11
Net realized and unrealized gain (loss)	.08	1.70	.30	1.46
Total from investment operations	.13	1.85	.48	1.57
Distributions from net investment income	(.02)	(.11)	(.15)	(.09)
Distributions from net realized gain	(.23)	(.08)	- I	-
Total distributions	(.25)	(.19)	(.15)	(.09)
Net asset value, end of period	$ 13.35	$ 13.47	$ 11.81	$ 11.48
Total Return B, C, D	1.01%	15.84%	4.19%	15.68%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.26%	.33%	.33% A
Expenses net of all reductions	.25% A	.26%	.33%	.33% A
Net investment income (loss)	.81% A	1.17%	1.55%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 204,909	$ 156,916	$ 65,593	$ 27,879
Portfolio turnover rate	16% A	4%	2%	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to Marach 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.43	$ 11.78	$ 11.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.11	.15	.09
Net realized and unrealized gain (loss)	.08	1.70	.30	1.46
Total from investment operations	.12	1.81	.45	1.55
Distributions from net investment income	(.02)	(.09)	(.14)	(.08)
Distributions from net realized gain	(.23)	(.08)	- I	-
Total distributions	(.25)	(.16) J	(.14)	(.08)
Net asset value, end of period	$ 13.30	$ 13.43	$ 11.78	$ 11.47
Total Return B, C, D	.87%	15.52%	3.91%	15.53%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.51%	.58%	.58% A
Expenses net of all reductions	.50% A	.51%	.58%	.58% A
Net investment income (loss)	.56% A	.92%	1.30%	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 232,246	$ 184,029	$ 102,153	$ 27,201
Portfolio turnover rate	16% A	4%	2%	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distribution of $.164 per share is comprised of distributions from net investment income of $.087 and distributions from net realized gain of $.077 per share.

Financial Highlights - Class B

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.37	$ 11.74	$ 11.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- I	.05	.09	.05
Net realized and unrealized gain (loss)	.08	1.70	.30	1.46
Total from investment operations	.08	1.75	.39	1.51
Distributions from net investment income	- I	(.05)	(.09)	(.07)
Distributions from net realized gain	(.23)	(.07)	- I	-
Total distributions	(.23)	(.12)	(.09)	(.07)
Net asset value, end of period	$ 13.22	$ 13.37	$ 11.74	$ 11.44
Total Return B, C, D	.61%	14.96%	3.41%	15.12%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.01%	1.08%	1.08% A
Net investment income (loss)	.06% A	.42%	.80%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,735	$ 43,099	$ 27,653	$ 12,229
Portfolio turnover rate	16% A	4%	2%	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.37	$ 11.74	$ 11.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- I	.05	.09	.05
Net realized and unrealized gain (loss)	.08	1.70	.30	1.46
Total from investment operations	.08	1.75	.39	1.51
Distributions from net investment income	- I	(.05)	(.09)	(.07)
Distributions from net realized gain	(.23)	(.07)	- I	-
Total distributions	(.23)	(.12)	(.09)	(.07)
Net asset value, end of period	$ 13.22	$ 13.37	$ 11.74	$ 11.44
Total Return B, C, D	.62%	14.99%	3.41%	15.12%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.01%	1.08%	1.08% A
Net investment income (loss)	.06% A	.42%	.80%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,994	$ 37,940	$ 22,265	$ 9,722
Portfolio turnover rate	16% A	4%	2%	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 11.84	$ 11.49	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.18	.21	.13
Net realized and unrealized gain (loss)	.07	1.71	.31	1.45
Total from investment operations	.14	1.89	.52	1.58
Distributions from net investment income	(.03)	(.13)	(.17)	(.09)
Distributions from net realized gain	(.23)	(.09)	- H	-
Total distributions	(.26)	(.22)	(.17)	(.09)
Net asset value, end of period	$ 13.39	$ 13.51	$ 11.84	$ 11.49
Total Return B, C	1.06%	16.10%	4.50%	15.83%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.08%	.07% A
Net investment income (loss)	1.06% A	1.42%	1.80%	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,071	$ 10,918	$ 7,841	$ 1,030
Portfolio turnover rate	16% A	4%	2%	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Investment Changes

Fund Holdings as of September 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	13.8	14.0
Fidelity Advisor Equity Growth Fund Institutional Class	7.9	8.3
Fidelity Advisor Equity Income Fund Institutional Class	14.0	14.4
Fidelity Advisor Growth & Income Fund Institutional Class	10.6	10.6
Fidelity Advisor Large Cap Fund Institutional Class	10.7	10.6
Fidelity Advisor Mid-Cap Fund Institutional Class	5.4	5.4
Fidelity Advisor Small Cap Fund Institutional Class	4.0	4.2
	66.4	67.5
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	8.3	7.9
Fidelity Advisor Overseas Fund Institutional Class	8.4	7.6
	16.7	15.5
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	8.0	8.3
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	3.7	4.1
Fidelity Advisor Intermediate Bond Fund Institutional Class	3.7	4.2
Fidelity Advisor Strategic Real Return Fund Institutional Class	1.5	0.4
	8.9	8.7
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	66.4%
International Equity Funds	16.7%
Investment Grade Fixed-Income Funds	8.9%
High Yield Fixed-Income Funds	8.0%

Six months ago
Domestic Equity Funds	67.5%
International Equity Funds	15.5%
Investment Grade Fixed-Income Funds	8.7%
High Yield Fixed-Income Funds	8.3%

Expected
Domestic Equity Funds	66.2%
International Equity Funds	16.6%
Investment Grade Fixed-Income Funds	9.4%
High Yield Fixed-Income Funds	7.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2006. The current allocation is based on the fund's holdings as of September 30, 2006. The expected allocation represents the fund's anticipated allocation at March 31, 2007.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 83.1%
	Shares	Value (Note 1)
Domestic Equity Funds - 66.4%
Fidelity Advisor Dividend Growth Fund Institutional Class	1,807,574	$ 23,932,274
Fidelity Advisor Equity Growth Fund Institutional Class (a)	261,152	13,694,787
Fidelity Advisor Equity Income Fund Institutional Class	781,400	24,262,466
Fidelity Advisor Growth & Income Fund Institutional Class	956,042	18,317,757
Fidelity Advisor Large Cap Fund Institutional Class	1,018,785	18,429,819
Fidelity Advisor Mid-Cap Fund Institutional Class	380,531	9,296,369
Fidelity Advisor Small Cap Fund Institutional Class	285,970	6,857,549
TOTAL DOMESTIC EQUITY FUNDS		114,791,021
International Equity Funds - 16.7%
Fidelity Advisor Diversified International Fund Institutional Class	625,360	14,420,812
Fidelity Advisor Overseas Fund Institutional Class	674,504	14,454,610
TOTAL INTERNATIONAL EQUITY FUNDS		28,875,422
TOTAL EQUITY FUNDS (Cost $131,702,352)		143,666,443
Fixed-Income Funds - 16.9%

High Yield Fixed-Income Funds - 8.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,444,502	13,766,101
Investment Grade Fixed-Income Funds - 8.9%
Fidelity Advisor Government Investment Fund Institutional Class	652,957	6,444,687
Fidelity Advisor Intermediate Bond Fund Institutional Class	593,842	6,437,252
Fidelity Advisor Strategic Real Return Fund Institutional Class	254,769	2,570,617
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		15,452,556
TOTAL FIXED-INCOME FUNDS (Cost $29,222,014)		29,218,657
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $160,924,366)		$ 172,885,100
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	Six months ended September 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $160,924,366) - See accompanying schedule		$ 172,885,100
Cash		133
Receivable for investments sold		786,899
Receivable for fund shares sold		564,999
Total assets		174,237,131

Liabilities
Payable for investments purchased	$ 124,775
Payable for fund shares redeemed	1,227,143
Distribution fees payable	66,999
Total liabilities		1,418,917

Net Assets		$ 172,818,214
Net Assets consist of:
Paid in capital		$ 160,543,010
Undistributed net investment income		415,361
Accumulated undistributed net realized gain (loss) on investments		(100,891)
Net unrealized appreciation (depreciation) on investments		11,960,734
Net Assets		$ 172,818,214
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($75,593,505 ÷ 6,016,085 shares)		$ 12.57

Maximum offering price per share (100/94.25 of $12.57)		$ 13.34
Class T: Net Asset Value and redemption price per share ($59,985,131 ÷ 4,798,685 shares)		$ 12.50

Maximum offering price per share (100/96.50 of $12.50)		$ 12.95
Class B: Net Asset Value and offering price per share ($18,639,556 ÷ 1,502,435 shares)A		$ 12.41

Class C: Net Asset Value and offering price per share ($14,928,236 ÷ 1,202,202 shares)A		$ 12.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,671,786 ÷ 291,192 shares)		$ 12.61

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended September 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 772,246
Interest		74
Total income		772,320

Expenses
Distribution fees	$ 358,524
Independent trustees' compensation	263
Total expenses before reductions	358,787
Expense reductions	(263)	358,524
Net investment income (loss)		413,796
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(31,850)
Change in net unrealized appreciation (depreciation) on underlying funds		1,799,255
Net gain (loss)		1,767,405
Net increase (decrease) in net assets resulting from operations		$ 2,181,201

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 413,796	$ 736,017
Net realized gain (loss)	(31,850)	2,416,401
Change in net unrealized appreciation (depreciation)	1,799,255	9,386,127
Net increase (decrease) in net assets resulting from operations	2,181,201	12,538,545
Distributions to shareholders from net investment income	(1,086)	(733,367)
Distributions to shareholders from net realized gain	(2,311,637)	(249,712)
Total distributions	(2,312,723)	(983,079)
Share transactions - net increase (decrease)	48,069,903	69,137,683
Total increase (decrease) in net assets	47,938,381	80,693,149

Net Assets
Beginning of period	124,879,833	44,186,684
End of period (including undistributed net investment income of $415,361 and undistributed net investment income of $2,651, respectively)	$ 172,818,214	$ 124,879,833

Financial Highlights - Class A

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 11.06	$ 10.70	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.14	.19	.07
Net realized and unrealized gain (loss)	.07	1.62	.32	.72
Total from investment operations	.12	1.76	.51	.79
Distributions from net investment income	-	(.11)	(.15)	(.09)
Distributions from net realized gain	(.22)	(.04)	- I	-
Total distributions	(.22)	(.15)	(.15)	(.09)
Net asset value, end of period	$ 12.57	$ 12.67	$ 11.06	$ 10.70
Total Return B, C, D	.93%	16.03%	4.76%	7.88%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.25%	.33%	.33% A
Expenses net of all reductions	.25% A	.25%	.33%	.33% A
Net investment income (loss)	.80% A	1.20%	1.71%	1.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 75,594	$ 49,877	$ 15,281	$ 1,884
Portfolio turnover rate	3% A	4%	5%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.62	$ 11.02	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.11	.16	.06
Net realized and unrealized gain (loss)	.06	1.63	.31	.71
Total from investment operations	.09	1.74	.47	.77
Distributions from net investment income	-	(.10)	(.14)	(.08)
Distributions from net realized gain	(.21)	(.04)	- I	-
Total distributions	(.21)	(.14)	(.14)	(.08)
Net asset value, end of period	$ 12.50	$ 12.62	$ 11.02	$ 10.69
Total Return B, C, D	.72%	15.84%	4.37%	7.73%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.50%	.58%	.58% A
Expenses net of all reductions	.50% A	.50%	.58%	.58% A
Net investment income (loss)	.55% A	.95%	1.46%	1.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,985	$ 45,421	$ 16,432	$ 1,047
Portfolio turnover rate	3% A	4%	5%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.54	$ 10.98	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- I	.05	.10	.04
Net realized and unrealized gain (loss)	.07	1.61	.32	.71
Total from investment operations	.07	1.66	.42	.75
Distributions from net investment income	-	(.06)	(.11)	(.08)
Distributions from net realized gain	(.20)	(.04)	- I	-
Total distributions	(.20)	(.10)	(.11)	(.08)
Net asset value, end of period	$ 12.41	$ 12.54	$ 10.98	$ 10.67
Total Return B, C, D	.56%	15.17%	3.88%	7.48%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.08%	1.08% A
Net investment income (loss)	.05% A	.45%	.96%	1.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,640	$ 15,351	$ 6,917	$ 1,123
Portfolio turnover rate	3% A	4%	5%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.55	$ 10.99	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- I	.05	.10	.04
Net realized and unrealized gain (loss)	.07	1.61	.32	.72
Total from investment operations	.07	1.66	.42	.76
Distributions from net investment income	-	(.06)	(.11)	(.08)
Distributions from net realized gain	(.20)	(.04)	- I	-
Total distributions	(.20)	(.10)	(.11)	(.08)
Net asset value, end of period	$ 12.42	$ 12.55	$ 10.99	$ 10.68
Total Return B, C, D	.56%	15.15%	3.87%	7.58%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.08%	1.08% A
Net investment income (loss)	.05% A	.45%	.96%	1.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,928	$ 12,023	$ 5,089	$ 890
Portfolio turnover rate	3% A	4%	5%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.71	$ 11.07	$ 10.71	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.17	.21	.08
Net realized and unrealized gain (loss)	.06	1.64	.31	.72
Total from investment operations	.12	1.81	.52	.80
Distributions from net investment income	(.01)	(.13)	(.16)	(.09)
Distributions from net realized gain	(.22)	(.04)	- H	-
Total distributions	(.22) I	(.17)	(.16)	(.09)
Net asset value, end of period	$ 12.61	$ 12.71	$ 11.07	$ 10.71
Total Return B, C	.98%	16.45%	4.87%	7.98%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.08%	.08% A
Net investment income (loss)	1.05% A	1.45%	1.96%	2.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,672	$ 2,207	$ 467	$ 216
Portfolio turnover rate	3% A	4%	5%	1% A
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distribution of $.223 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.217 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Investment Changes

Fund Holdings as of September 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	14.2	14.4
Fidelity Advisor Equity Growth Fund Institutional Class	8.1	8.4
Fidelity Advisor Equity Income Fund Institutional Class	14.4	14.3
Fidelity Advisor Growth & Income Fund Institutional Class	10.8	10.7
Fidelity Advisor Large Cap Fund Institutional Class	10.9	10.6
Fidelity Advisor Mid-Cap Fund Institutional Class	5.5	5.6
Fidelity Advisor Small Cap Fund Institutional Class	4.1	4.1
	68.0	68.1
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	8.5	8.6
Fidelity Advisor Overseas Fund Institutional Class	8.5	8.4
	17.0	17.0
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	9.9	9.9
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	2.1	2.4
Fidelity Advisor Intermediate Bond Fund Institutional Class	2.1	2.4
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.9	0.2
	5.1	5.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	68.0%
International Equity Funds	17.0%
Investment Grade Fixed-Income Funds	5.1%
High Yield Fixed-Income Funds	9.9%

Six months ago
Domestic Equity Funds	68.1%
International Equity Funds	17.0%
Investment Grade Fixed-Income Funds	5.0%
High Yield Fixed-Income Funds	9.9%

Expected
Domestic Equity Funds	68.0%
International Equity Funds	17.0%
Investment Grade Fixed-Income Funds	5.1%
High Yield Fixed-Income Funds	9.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2006. The current allocation is based on the fund's holdings as of September 30, 2006. The expected allocation represents the fund's anticipated allocation at March 31, 2007.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 85.0%
	Shares	Value (Note 1)
Domestic Equity Funds - 68.0%
Fidelity Advisor Dividend Growth Fund Institutional Class	4,728,732	$ 62,608,405
Fidelity Advisor Equity Growth Fund Institutional Class (a)	681,851	35,756,291
Fidelity Advisor Equity Income Fund Institutional Class	2,047,980	63,589,788
Fidelity Advisor Growth & Income Fund Institutional Class	2,504,063	47,977,842
Fidelity Advisor Large Cap Fund Institutional Class	2,654,574	48,021,246
Fidelity Advisor Mid-Cap Fund Institutional Class	994,123	24,286,421
Fidelity Advisor Small Cap Fund Institutional Class	753,022	18,057,466
TOTAL DOMESTIC EQUITY FUNDS		300,297,459
International Equity Funds - 17.0%
Fidelity Advisor Diversified International Fund Institutional Class	1,632,050	37,635,077
Fidelity Advisor Overseas Fund Institutional Class	1,747,240	37,443,343
TOTAL INTERNATIONAL EQUITY FUNDS		75,078,420
TOTAL EQUITY FUNDS (Cost $337,173,180)		375,375,879
Fixed-Income Funds - 15.0%

High Yield Fixed-Income Funds - 9.9%
Fidelity Advisor High Income Advantage Fund Institutional Class	4,608,144	43,915,614
Investment Grade Fixed-Income Funds - 5.1%
Fidelity Advisor Government Investment Fund Institutional Class	941,061	9,288,275
Fidelity Advisor Intermediate Bond Fund Institutional Class	855,480	9,273,400
Fidelity Advisor Strategic Real Return Fund Institutional Class	377,537	3,809,344
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		22,371,019
TOTAL FIXED-INCOME FUNDS (Cost $65,970,846)		66,286,633
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $403,144,026)		$ 441,662,512
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $403,144,026) - See accompanying schedule		$ 441,662,512
Cash		7,928
Receivable for investments sold		825,101
Receivable for fund shares sold		1,161,105
Total assets		443,656,646

Liabilities
Payable for investments purchased	$ 194,383
Payable for fund shares redeemed	1,733,664
Distribution fees payable	174,271
Total liabilities		2,102,318

Net Assets		$ 441,554,328
Net Assets consist of:
Paid in capital		$ 402,919,676
Undistributed net investment income		1,043,056
Accumulated undistributed net realized gain (loss) on investments		(926,890)
Net unrealized appreciation (depreciation) on investments		38,518,486
Net Assets		$ 441,554,328
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($173,696,586 ÷ 12,692,002 shares)		$ 13.69

Maximum offering price per share (100/94.25 of $13.69)		$ 14.53
Class T: Net Asset Value and redemption price per share ($172,760,709 ÷ 12,665,695 shares)		$ 13.64

Maximum offering price per share (100/96.50 of $13.64)		$ 14.13
Class B: Net Asset Value and offering price per share ($38,289,003 ÷ 2,830,556 shares)A		$ 13.53

Class C: Net Asset Value and offering price per share ($46,170,003 ÷ 3,414,666 shares)A		$ 13.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,638,027 ÷ 774,452 shares)		$ 13.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended September 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,996,483

Expenses
Distribution fees	$ 950,609
Independent trustees' compensation	707
Total expenses before reductions	951,316
Expense reductions	(707)	950,609
Net investment income (loss)		1,045,874
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(836,928)
Change in net unrealized appreciation (depreciation) on underlying funds		4,423,716
Net gain (loss)		3,586,788
Net increase (decrease) in net assets resulting from operations		$ 4,632,662

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ende September 30, 2006 (Unaudited)	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,045,874	$ 2,231,572
Net realized gain (loss)	(836,928)	7,176,784
Change in net unrealized appreciation (depreciation)	4,423,716	29,421,318
Net increase (decrease) in net assets resulting from operations	4,632,662	38,829,674
Distributions to shareholders from net investment income	(158,690)	(2,075,700)
Distributions to shareholders from net realized gain	(6,582,853)	(1,111,246)
Total distributions	(6,741,543)	(3,186,946)
Share transactions - net increase (decrease)	94,335,514	151,023,971
Total increase (decrease) in net assets	92,226,633	186,666,699

Net Assets
Beginning of period	349,327,695	162,660,996
End of period (including undistributed net investment income of $1,043,056 and undistributed net investment income of $155,872, respectively)	$ 441,554,328	$ 349,327,695

Financial Highlights - Class A

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.83	$ 12.03	$ 11.62	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.15	.18	.12
Net realized and unrealized gain (loss)	.07	1.84	.39	1.60
Total from investment operations	.12	1.99	.57	1.72
Distributions from net investment income	(.01)	(.12)	(.16)	(.10)
Distributions from net realized gain	(.25)	(.07)	-	-
Total distributions	(.26)	(.19)	(.16)	(.10)
Net asset value, end of period	$ 13.69	$ 13.83	$ 12.03	$ 11.62
Total Return B, C, D	.84%	16.65%	4.87%	17.19%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.26%	.33%	.33% A
Expenses net of all reductions	.25% A	.26%	.33%	.33% A
Net investment income (loss)	.77% A	1.18%	1.50%	1.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 173,697	$ 133,817	$ 51,718	$ 9,666
Portfolio turnover rate	15% A	4%	3%	3% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.79	$ 12.00	$ 11.60	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.12	.15	.10
Net realized and unrealized gain (loss)	.07	1.83	.38	1.59
Total from investment operations	.10	1.95	.53	1.69
Distributions from net investment income	- I	(.10)	(.13)	(.09)
Distributions from net realized gain	(.25)	(.06)	-	-
Total distributions	(.25)	(.16)	(.13)	(.09)
Net asset value, end of period	$ 13.64	$ 13.79	$ 12.00	$ 11.60
Total Return B, C, D	.71%	16.35%	4.57%	16.93%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.51%	.58%	.58% A
Expenses net of all reductions	.50% A	.51%	.58%	.58% A
Net investment income (loss)	.52% A	.93%	1.25%	1.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 172,761	$ 136,679	$ 66,136	$ 19,191
Portfolio turnover rate	15% A	4%	3%	3% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.70	$ 11.94	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- I	.05	.09	.06
Net realized and unrealized gain (loss)	.07	1.83	.38	1.60
Total from investment operations	.07	1.88	.47	1.66
Distributions from net investment income	-	(.06)	(.10)	(.09)
Distributions from net realized gain	(.24)	(.06)	-	-
Total distributions	(.24)	(.12)	(.10)	(.09)
Net asset value, end of period	$ 13.53	$ 13.70	$ 11.94	$ 11.57
Total Return B, C, D	.47%	15.81%	4.04%	16.58%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.01%	1.08%	1.08% A
Net investment income (loss)	.02% A	.43%	.75%	.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,289	$ 32,658	$ 18,541	$ 7,232
Portfolio turnover rate	15% A	4%	3%	3% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.70	$ 11.94	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- I	.05	.09	.06
Net realized and unrealized gain (loss)	.06	1.83	.38	1.59
Total from investment operations	.06	1.88	.47	1.65
Distributions from net investment income	-	(.06)	(.10)	(.08)
Distributions from net realized gain	(.24)	(.06)	-	-
Total distributions	(.24)	(.12)	(.10)	(.08)
Net asset value, end of period	$ 13.52	$ 13.70	$ 11.94	$ 11.57
Total Return B, C, D	.40%	15.82%	4.04%	16.53%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.01%	1.08%	1.08% A
Net investment income (loss)	.02% A	.43%	.75%	.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,170	$ 38,947	$ 21,792	$ 6,958
Portfolio turnover rate	15% A	4%	3%	3% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.87	$ 12.05	$ 11.63	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.18	.21	.13
Net realized and unrealized gain (loss)	.06	1.85	.38	1.60
Total from investment operations	.13	2.03	.59	1.73
Distributions from net investment income	(.02)	(.14)	(.17)	(.10)
Distributions from net realized gain	(.25)	(.07)	-	-
Total distributions	(.26) H	(.21)	(.17)	(.10)
Net asset value, end of period	$ 13.74	$ 13.87	$ 12.05	$ 11.63
Total Return B, C	.97%	16.99%	5.07%	17.34%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.08%	.08% A
Net investment income (loss)	1.02% A	1.43%	1.75%	1.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,638	$ 7,227	$ 4,474	$ 294
Portfolio turnover rate	15% A	4%	3%	3% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distribution of $.263 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Investment Summary

Fund Holdings as of September 30, 2006
% of fund's investments
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	14.9
Fidelity Advisor Equity Growth Fund Institutional Class	8.3
Fidelity Advisor Equity Income Fund Institutional Class	14.8
Fidelity Advisor Growth & Income Fund Institutional Class	11.1
Fidelity Advisor Large Cap Fund Institutional Class	11.0
Fidelity Advisor Mid-Cap Fund Institutional Class	5.4
Fidelity Advisor Small Cap Fund Institutional Class	4.1
69.6
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	9.6
Fidelity Advisor Overseas Fund Institutional Class	9.6
19.2
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	9.9
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	0.6
Fidelity Advisor Intermediate Bond Fund Institutional Class	0.6
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.1
1.3
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	69.6%
International Equity Funds	19.2%
Investment Grade Fixed-Income Funds	1.3%
High Yield Fixed-Income Funds	9.9%

Initial
Domestic Equity Funds	69.2%
International Equity Funds	19.4%
Investment Grade Fixed-Income Funds	1.4%
High Yield Fixed-Income Funds	10.0%

Expected
Domestic Equity Funds	68.8%
International Equity Funds	18.6%
Investment Grade Fixed-Income Funds	2.6%
High Yield Fixed-Income Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The initial allocation represents the target allocation at inception. The current allocation is based on the fund's holdings as of September 30, 2006. The expected allocation represents the fund's anticipated allocation at March 31, 2007.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 88.8%
	Shares	Value (Note 1)
Domestic Equity Funds - 69.6%
Fidelity Advisor Dividend Growth Fund Institutional Class	13,677	$ 181,084
Fidelity Advisor Equity Growth Fund Institutional Class (a)	1,922	100,766
Fidelity Advisor Equity Income Fund Institutional Class	5,794	179,910
Fidelity Advisor Growth & Income Fund Institutional Class	7,049	135,062
Fidelity Advisor Large Cap Fund Institutional Class	7,438	134,555
Fidelity Advisor Mid-Cap Fund Institutional Class	2,709	66,172
Fidelity Advisor Small Cap Fund Institutional Class	2,088	50,077
TOTAL DOMESTIC EQUITY FUNDS		847,626
International Equity Funds - 19.2%
Fidelity Advisor Diversified International Fund Institutional Class	5,072	116,950
Fidelity Advisor Overseas Fund Institutional Class	5,475	117,322
TOTAL INTERNATIONAL EQUITY FUNDS		234,272
TOTAL EQUITY FUNDS (Cost $1,058,213)		1,081,898
Fixed-Income Funds - 11.2%

High Yield Fixed-Income Funds - 9.9%
Fidelity Advisor High Income Advantage Fund Institutional Class	12,627	120,339
Investment Grade Fixed-Income Funds - 1.3%
Fidelity Advisor Government Investment Fund Institutional Class	741	7,310
Fidelity Advisor Intermediate Bond Fund Institutional Class	673	7,293
Fidelity Advisor Strategic Real Return Fund Institutional Class	118	1,194
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		15,797
TOTAL FIXED-INCOME FUNDS (Cost $136,302)		136,136
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,194,515)		$ 1,218,034
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $1,194,515) - See accompanying schedule		$ 1,218,034
Receivable for fund shares sold		15,017
Total assets		1,233,051

Liabilities
Payable for investments purchased	$ 14,983
Distribution fees payable	507
Total liabilities		15,490

Net Assets		$ 1,217,561
Net Assets consist of:
Paid in capital		$ 1,193,521
Undistributed net investment income		529
Accumulated undistributed net realized gain (loss) on investments		(8)
Net unrealized appreciation (depreciation) on investments		23,519
Net Assets		$ 1,217,561
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($263,243 ÷ 25,789 shares)		$ 10.21

Maximum offering price per share (100/94.25 of $10.21)		$ 10.83
Class T: Net Asset Value and redemption price per share ($303,037 ÷ 29,711 shares)		$ 10.20

Maximum offering price per share (100/96.50 of $10.20)		$ 10.57
Class B: Net Asset Value and offering price per share ($252,669 ÷ 24,810 shares)A		$ 10.18

Class C: Net Asset Value and offering price per share ($296,206 ÷ 29,087 shares)A		$ 10.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($102,406 ÷ 10,023 shares)		$ 10.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the period June 1, 2006 (commencement of operations) to September 30, 2006 (Unaudited) For the period June 1, 2006 (commencement of operations) to September 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,867

Expenses
Distribution fees	$ 1,338
Independent trustees' compensation	1
Total expenses before reductions	1,339
Expense reductions	(1)	1,338
Net investment income (loss)		529
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(8)
Change in net unrealized appreciation (depreciation) on underlying funds		23,519
Net gain (loss)		23,511
Net increase (decrease) in net assets resulting from operations		$ 24,040

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period June 1, 2006 (commencement of operations) to September 30, 2006
Increase (Decrease) in Net Assets	(Unaudited)
Operations
Net investment income (loss)	$ 529
Net realized gain (loss)	(8)
Change in net unrealized appreciation (depreciation)	23,519
Net increase (decrease) in net assets resulting from operations	24,040
Share transactions - net increase (decrease)	1,193,521
Total increase (decrease) in net assets	1,217,561

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $529)	$ 1,217,561

Financial Highlights - Class A

Period ended September 30, 2006 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02
Net realized and unrealized gain (loss)	.19
Total from investment operations	.21
Net asset value, end of period	$ 10.21
Total Return B, C, D	2.10%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 263
Portfolio turnover rate	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended September 30, 2006 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01
Net realized and unrealized gain (loss)	.19
Total from investment operations	.20
Net asset value, end of period	$ 10.20
Total Return B, C, D	2.00%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 303
Portfolio turnover rate	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class B

Period ended September 30, 2006 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)
Net realized and unrealized gain (loss)	.19
Total from investment operations	.18
Net asset value, end of period	$ 10.18
Total Return B, C, D	1.80%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	(.17)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 253
Portfolio turnover rate	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended September 30, 2006 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)
Net realized and unrealized gain (loss)	.19
Total from investment operations	.18
Net asset value, end of period	$ 10.18
Total Return B, C, D	1.80%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	(.17)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 296
Portfolio turnover rate	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended September 30, 2006 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03
Net realized and unrealized gain (loss)	.19
Total from investment operations	.22
Net asset value, end of period	$ 10.22
Total Return B, C	2.20%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 102
Portfolio turnover rate	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period June 1, 2006 (commencement of operations) to September 30, 2006.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Investment Summary

Fund Holdings as of September 30, 2006
% of fund's investments
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	15.0
Fidelity Advisor Equity Growth Fund Institutional Class	8.4
Fidelity Advisor Equity Income Fund Institutional Class	14.9
Fidelity Advisor Growth & Income Fund Institutional Class	11.3
Fidelity Advisor Large Cap Fund Institutional Class	11.2
Fidelity Advisor Mid-Cap Fund Institutional Class	5.5
Fidelity Advisor Small Cap Fund Institutional Class	4.1
70.4
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	9.8
Fidelity Advisor Overseas Fund Institutional Class	9.9
19.7
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	9.9
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	70.4%
International Equity Funds	19.7%
High Yield Fixed-Income Funds	9.9%

Initial
Domestic Equity Funds	69.9%
International Equity Funds	20.0%
Investment Grade Fixed-Income Funds	0.1%
High Yield Fixed-Income Funds	10.0%

Expected
Domestic Equity Funds	69.8%
International Equity Funds	20.0%
Investment Grade Fixed-Income Funds	0.2%
High Yield Fixed-Income Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The initial allocation represents the target allocation at inception. The current allocation is based on the fund's holdings as of September 30, 2006. The expected allocation represents the fund's anticipated allocation at March 31, 2007.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 90.1%
	Shares	Value (Note 1)
Domestic Equity Funds - 70.4%
Fidelity Advisor Dividend Growth Fund Institutional Class	18,245	$ 241,563
Fidelity Advisor Equity Growth Fund Institutional Class (a)	2,585	135,547
Fidelity Advisor Equity Income Fund Institutional Class	7,727	239,912
Fidelity Advisor Growth & Income Fund Institutional Class	9,518	182,357
Fidelity Advisor Large Cap Fund Institutional Class	10,035	181,534
Fidelity Advisor Mid-Cap Fund Institutional Class	3,662	89,470
Fidelity Advisor Small Cap Fund Institutional Class	2,770	66,422
TOTAL DOMESTIC EQUITY FUNDS		1,136,805
International Equity Funds - 19.7%
Fidelity Advisor Diversified International Fund Institutional Class	6,916	159,487
Fidelity Advisor Overseas Fund Institutional Class	7,453	159,714
TOTAL INTERNATIONAL EQUITY FUNDS		319,201
TOTAL EQUITY FUNDS (Cost $1,413,720)		1,456,006
Fixed-Income Funds - 9.9%

High Yield Fixed-Income Funds - 9.9%
Fidelity Advisor High Income Advantage Fund Institutional Class (Cost $158,910)	16,725	159,391
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,572,630)		$ 1,615,397
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $1,572,630) - See accompanying schedule		$ 1,615,397
Receivable for fund shares sold		32,870
Total assets		1,648,267

Liabilities
Payable for investments purchased	$ 32,857
Distribution fees payable	659
Total liabilities		33,516

Net Assets		$ 1,614,751
Net Assets consist of:
Paid in capital		$ 1,571,495
Undistributed net investment income		508
Accumulated undistributed net realized gain (loss) on investments		(19)
Net unrealized appreciation (depreciation) on investments		42,767
Net Assets		$ 1,614,751
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($547,715 ÷ 53,667 shares)		$ 10.21

Maximum offering price per share (100/94.25 of $10.21)		$ 10.83
Class T: Net Asset Value and redemption price per share ($320,454 ÷ 31,422 shares)		$ 10.20

Maximum offering price per share (100/96.50 of $10.20)		$ 10.57
Class B: Net Asset Value and offering price per share ($231,745 ÷ 22,745 shares)A		$ 10.19

Class C: Net Asset Value and offering price per share ($406,244 ÷ 39,902 shares)A		$ 10.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($108,593 ÷ 10,630 shares)		$ 10.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period June 1, 2006 (commencement of operations) to September 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,276

Expenses
Distribution fees	$ 1,768
Independent trustees' compensation	1
Total expenses before reductions	1,769
Expense reductions	(1)	1,768
Net investment income (loss)		508
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(19)
Change in net unrealized appreciation (depreciation) on underlying funds		42,767
Net gain (loss)		42,748
Net increase (decrease) in net assets resulting from operations		$ 43,256

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period June 1, 2006 (commencement of operations) to September 30, 2006
Increase (Decrease) in Net Assets	(Unaudited)
Operations
Net investment income (loss)	$ 508
Net realized gain (loss)	(19)
Change in net unrealized appreciation (depreciation)	42,767
Net increase (decrease) in net assets resulting from operations	43,256
Share transactions - net increase (decrease)	1,571,495
Total increase (decrease) in net assets	1,614,751

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $508)	$ 1,614,751

Financial Highlights - Class A

Period ended September 30, 2006 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02
Net realized and unrealized gain (loss)	.19
Total from investment operations	.21
Net asset value, end of period	$ 10.21
Total Return B, C, D	2.10%
Ratios to Average Net AssetsF, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 548
Portfolio turnover rate	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended September 30, 2006 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01
Net realized and unrealized gain (loss)	.19
Total from investment operations	.20
Net asset value, end of period	$ 10.20
Total Return B, C, D	2.00%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 320
Portfolio turnover rate	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class B

Period ended September 30, 2006 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)
Net realized and unrealized gain (loss)	.20
Total from investment operations	.19
Net asset value, end of period	$ 10.19
Total Return B, C, D	1.90%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	(.24)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 232
Portfolio turnover rate	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended September 30, 2006 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)
Net realized and unrealized gain (loss)	.19
Total from investment operations	.18
Net asset value, end of period	$ 10.18
Total Return B, C, D	1.80%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	(.24)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 406
Portfolio turnover rate	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended September 30, 2006 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02
Net realized and unrealized gain (loss)	.20
Total from investment operations	.22
Net asset value, end of period	$ 10.22
Total Return B, C	2.20%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109
Portfolio turnover rate	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period June 1, 2006 (commencement of operations) to September 30, 2006.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Freedom Income Fund, Advisor Freedom 2005 Fund, Advisor Freedom 2010 Fund, Advisor Freedom 2015 Fund, Advisor Freedom 2020 Fund, Advisor Freedom 2025 Fund, Advisor Freedom 2030 Fund, Advisor Freedom 2035 Fund, Advisor Freedom 2040 Fund, Advisor Freedom 2045 Fund and Advisor Freedom 2050 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and money market funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Each Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

Investment Transactions and Income. Security transactions, normally shares of the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains distribution from Underlying Funds and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Advisor Freedom Income	$ 80,504,153	$ 2,447,095	$ (718,022)	$ 1,729,073
Advisor Freedom 2005	50,447,288	2,934,283	(283,981)	2,650,302
Advisor Freedom 2010	392,815,528	26,069,814	(2,932,532)	23,137,282
Advisor Freedom 2015	420,658,365	26,339,491	(2,617,817)	23,721,674
Advisor Freedom 2020	811,509,639	73,915,974	(4,070,156)	69,845,818
Advisor Freedom 2025	321,247,681	25,042,941	(1,624,252)	23,418,689
Advisor Freedom 2030	496,403,755	49,757,020	(1,993,609)	47,763,411
Advisor Freedom 2035	160,927,045	12,738,193	(780,138)	11,958,055
Advisor Freedom 2040	403,146,582	39,820,482	(1,304,552)	38,515,930
Advisor Freedom 2045	1,194,516	25,196	(1,678)	23,518
Advisor Freedom 2050	1,572,632	44,526	(1,761)	42,765

Semiannual Report

1. Significant Accounting Policies - continued

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and redemptions of the underlying fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	18,300,241	7,400,822
Advisor Freedom 2005	15,466,647	5,823,864
Advisor Freedom 2010	100,888,720	61,581,067
Advisor Freedom 2015	98,255,718	7,746,353
Advisor Freedom 2020	243,128,316	104,342,566
Advisor Freedom 2025	79,826,513	3,575,000
Advisor Freedom 2030	144,756,403	38,464,591
Advisor Freedom 2035	48,387,956	2,203,015
Advisor Freedom 2040	118,061,453	29,460,131
Advisor Freedom 2045	1,195,267	744
Advisor Freedom 2050	1,574,454	1,805

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Advisor Freedom Income	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 28,837	$ 4,063
Class T	.25%	.25%	84,124	-
Class B	.75%	.25%	24,021	18,016
Class C	.75%	.25%	65,622	11,156
			$ 202,604	$ 33,235
Advisor Freedom 2005
Class A	0%	.25%	$ 23,720	$ 3,560
Class T	.25%	.25%	37,866	522
Class B	.75%	.25%	19,496	14,895
Class C	.75%	.25%	40,424	13,324
			$ 121,506	$ 32,301
Advisor Freedom 2010
Class A	0%	.25%	$ 188,220	$ 13,092
Class T	.25%	.25%	387,216	-
Class B	.75%	.25%	164,799	123,599
Class C	.75%	.25%	196,905	51,230
			$ 937,140	$ 187,921
Advisor Freedom 2015
Class A	0%	.25%	$ 190,275	$ 12,230
Class T	.25%	.25%	339,060	-
Class B	.75%	.25%	176,915	132,686
Class C	.75%	.25%	197,403	71,237
			$ 903,653	$ 216,153
Advisor Freedom 2020
Class A	0%	.25%	$ 393,169	$ 36,770
Class T	.25%	.25%	810,758	-
Class B	.75%	.25%	365,372	274,030
Class C	.75%	.25%	326,028	79,998
			$ 1,895,327	$ 390,798
Advisor Freedom 2025
Class A	0%	.25%	$ 187,533	$ 20,268
Class T	.25%	.25%	237,166	-
Class B	.75%	.25%	144,627	108,470
Class C	.75%	.25%	112,950	34,477
			$ 682,276	$ 163,215
Advisor Freedom 2030
Class A	0%	.25%	$ 224,197	$ 19,763
Class T	.25%	.25%	508,892	-
Class B	.75%	.25%	226,973	170,229
Class C	.75%	.25%	205,144	56,407
			$ 1,165,206	$ 246,399
Advisor Freedom 2035
Class A	0%	.25%	$ 78,723	$ 8,534
Class T	.25%	.25%	128,494	-
Class B	.75%	.25%	84,075	63,057
Class C	.75%	.25%	67,232	26,779
			$ 358,524	$ 98,370

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Advisor Freedom 2040	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 192,046	$ 18,500
Class T	.25%	.25%	376,178	-
Class B	.75%	.25%	175,307	131,480
Class C	.75%	.25%	207,078	57,962
			$ 950,609	$ 207,942
Advisor Freedom 2045
Class A	0%	.25%	$ 119	$ 83
Class T	.25%	.25%	234	162
Class B	.75%	.25%	429	403
Class C	.75%	.25%	556	361
			$ 1,338	$ 1,009
Advisor Freedom 2050
Class A	0%	.25%	$ 194	$ 79
Class T	.25%	.25%	308	162
Class B	.75%	.25%	418	395
Class C	.75%	.25%	848	658
			$ 1,768	$ 1,294

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Advisor Freedom Income	Retained by FDC
Class A	$ 10,078
Class T	2,503
Class B*	6,405
Class C*	2,075
$ 21,061
Advisor Freedom 2005
Class A	$ 8,792
Class T	2,162
Class B*	7,349
Class C*	1,347
$ 19,650
Advisor Freedom 2010
Class A	$ 38,754
Class T	10,343
Class B*	46,777
Class C*	3,576
$ 99,450
Advisor Freedom 2015
Class A	$ 80,259
Class T	18,588
Class B*	29,827
Class C*	5,658
$ 134,332

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Advisor Freedom 2020	Retained by FDC
Class A	$ 118,410
Class T	26,878
Class B*	100,608
Class C*	8,193
$ 254,089
Advisor Freedom 2025
Class A	$ 76,279
Class T	18,012
Class B*	45,484
Class C*	2,573
$ 142,348
Advisor Freedom 2030
Class A	$ 76,775
Class T	18,008
Class B*	63,052
Class C*	3,661
$ 161,496
Advisor Freedom 2035
Class A	$ 47,230
Class T	8,548
Class B*	32,522
Class C*	1,620
$ 89,920
Advisor Freedom 2040
Class A	$ 80,923
Class T	15,720
Class B*	54,113
Class C*	4,270
$ 155,026
Advisor Freedom 2045
Class A	$ 101
Class T	26
$ 127
Advisor Freedom 2050
Class A	$ 1,772
Class T	475
$ 2,247

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Advisor Freedom Income
Class A	.25%	$ 43
Class T	.50%	62
Class B	1.00%	9
Class C	1.00%	24
Institutional Class	.00%	2
Advisor Freedom 2005
Class A	.25%	34
Class T	.50%	28
Class B	1.00%	7
Class C	1.00%	15
Institutional Class	.00%	3
Advisor Freedom 2010
Class A	.25%	280
Class T	.50%	289
Class B	1.00%	61
Class C	1.00%	73
Institutional Class	.00%	20
Advisor Freedom 2015
Class A	.25%	277
Class T	.50%	245
Class B	1.00%	63
Class C	1.00%	72
Institutional Class	.00%	54
Advisor Freedom 2020
Class A	.25%	578
Class T	.50%	595
Class B	1.00%	134
Class C	1.00%	120
Institutional Class	.00%	40
Advisor Freedom 2025
Class A	.25%	270
Class T	.50%	172
Class B	1.00%	52
Class C	1.00%	41
Institutional Class	.00%	12
Advisor Freedom 2030
Class A	.25%	326
Class T	.50%	370
Class B	1.00%	83
Class C	1.00%	75
Institutional Class	.00%	21

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions - continued

	Expense Limitations	Reimbursement from adviser
Advisor Freedom 2035
Class A	.25%	$ 112
Class T	.50%	92
Class B	1.00%	30
Class C	1.00%	24
Institutional Class	.00%	5
Advisor Freedom 2040
Class A	.25%	279
Class T	.50%	273
Class B	1.00%	64
Class C	1.00%	75
Institutional Class	.00%	16
Advisor Freedom 2045
Class T	.50%	1
Advisor Freedom 2050
Class T	.50%	1

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

During the period, the Funds' transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, notified the Funds that the Funds' books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Funds' reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the Funds to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held

Fidelity Advisor Large Cap Fund	36%
Fidelity Advisor Government Investment Fund	30%
Fidelity Advisor Overseas Fund	21%

Semiannual Report

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2006	Year ended March 31, 2006
Advisor Freedom Income
From net investment income
Class A	$ 372,699	$ 360,423
Class T	503,812	716,147
Class B	59,654	85,800
Class C	163,858	263,465
Institutional Class	19,965	29,580
Total	$ 1,119,988	$ 1,455,415
From net realized gain
Class A	$ 125,494	$ 35,475
Class T	214,869	101,688
Class B	32,179	15,014
Class C	89,282	47,334
Institutional Class	7,249	2,271
Total	$ 469,073	$ 201,782
Advisor Freedom 2005
From net investment income
Class A	$ 63,410	$ 206,518
Class T	48,819	208,572
Class B	7,944	38,357
Class C	15,918	78,865
Institutional Class	6,111	27,052
Total	$ 142,202	$ 559,364
From net realized gain
Class A	$ 201,758	$ 40,250
Class T	184,721	62,014
Class B	48,357	14,837
Class C	96,892	29,953
Institutional Class	17,110	4,479
Total	$ 548,838	$ 151,533
Advisor Freedom 2010
From net investment income
Class A	$ 580,483	$ 2,171,009
Class T	472,510	2,009,465
Class B	65,146	367,156
Class C	79,994	407,816
Institutional Class	50,038	180,656
Total	$ 1,248,171	$ 5,136,102
From net realized gain
Class A	$ 2,063,937	$ 441,149
Class T	1,989,514	514,332
Class B	453,190	144,772
Class C	533,296	147,544
Institutional Class	153,962	31,327
Total	$ 5,193,899	$ 1,279,124

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Distributions to Shareholders - continued

	Six months ended September 30, 2006	Year ended March 31, 2006
Advisor Freedom 2015
From net investment income
Class A	$ 409,358	$ 1,356,176
Class T	312,483	1,245,899
Class B	41,268	232,461
Class C	47,325	245,384
Institutional Class	94,525	257,756
Total	$ 904,959	$ 3,337,676
From net realized gain
Class A	$ 1,812,549	$ 361,841
Class T	1,729,594	431,884
Class B	456,826	129,149
Class C	489,042	130,303
Institutional Class	357,350	77,673
Total	$ 4,845,361	$ 1,130,850
Advisor Freedom 2020
From net investment income
Class A	$ 697,732	$ 2,883,663
Class T	499,816	2,628,309
Class B	34,221	420,463
Class C	35,043	364,285
Institutional Class	60,799	243,104
Total	$ 1,327,611	$ 6,539,824
From net realized gain
Class A	$ 5,653,902	$ 1,061,003
Class T	5,593,164	1,308,678
Class B	1,340,847	326,977
Class C	1,176,503	276,300
Institutional Class	396,880	86,414
Total	$ 14,161,296	$ 3,059,372
Advisor Freedom 2025
From net investment income
Class A	$ 204,677	$ 1,121,310
Class T	79,279	596,908
Class B	-	141,241
Class C	-	106,449
Institutional Class	10,930	40,310
Total	$ 294,886	$ 2,006,218
From net realized gain
Class A	$ 2,308,312	$ 347,287
Class T	1,463,057	210,648
Class B	462,712	67,889
Class C	363,992	51,620
Institutional Class	92,446	11,563
Total	$ 4,690,519	$ 689,007

Semiannual Report

7. Distributions to Shareholders - continued

	Six months ended September 30, 2006	Year ended March 31, 2006
Advisor Freedom 2030
From net investment income
Class A	$ 310,102	$ 1,047,937
Class T	230,896	974,321
Class B	3,407	133,986
Class C	6,081	126,130
Institutional Class	26,544	94,967
Total	$ 577,030	$ 2,377,341
From net realized gain
Class A	$ 2,972,448	$ 622,840
Class T	3,318,980	768,934
Class B	782,772	191,018
Class C	699,299	157,380
Institutional Class	196,939	62,250
Total	$ 7,970,438	$ 1,802,422
Advisor Freedom 2035
From net investment income
Class A	$ -	$ 336,621
Class T	-	271,292
Class B	-	62,536
Class C	-	46,277
Institutional Class	1,086	16,641
Total	$ 1,086	$ 733,367
From net realized gain
Class A	$ 1,002,463	$ 92,405
Class T	804,880	90,299
Class B	259,810	36,328
Class C	205,213	27,177
Institutional Class	39,271	3,503
Total	$ 2,311,637	$ 249,712
Advisor Freedom 2040
From net investment income
Class A	$ 116,941	$ 950,126
Class T	31,187	792,429
Class B	-	121,700
Class C	-	148,642
Institutional Class	10,562	62,803
Total	$ 158,690	$ 2,075,700
From net realized gain
Class A	$ 2,604,000	$ 407,878
Class T	2,546,961	422,998
Class B	590,895	116,257
Class C	697,242	134,587
Institutional Class	143,755	29,526
Total	$ 6,582,853	$ 1,111,246

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended September 30, 2006	Year ended March 31, 2006	Six months ended September 30, 2006	Year ended March 31, 2006
Advisor Freedom Income
Class A
Shares sold	1,412,311	1,248,334	$ 14,650,846	$ 13,023,137
Reinvestment of distributions	43,757	34,742	455,304	361,381
Shares redeemed	(591,047)	(504,418)	(6,168,165)	(5,262,926)
Net increase (decrease)	865,021	778,658	$ 8,937,985	$ 8,121,592
Class T
Shares sold	846,826	1,413,853	$ 8,777,856	$ 14,717,233
Reinvestment of distributions	66,433	74,755	691,270	776,259
Shares redeemed	(641,511)	(1,217,170)	(6,670,971)	(12,681,876)
Net increase (decrease)	271,748	271,438	$ 2,798,155	$ 2,811,616
Class B
Shares sold	48,069	151,645	$ 497,580	$ 1,576,981
Reinvestment of distributions	8,083	8,915	84,065	92,494
Shares redeemed	(60,211)	(129,511)	(623,801)	(1,343,127)
Net increase (decrease)	(4,059)	31,049	$ (42,156)	$ 326,348
Class C
Shares sold	139,158	424,993	$ 1,439,737	$ 4,420,146
Reinvestment of distributions	18,132	22,295	188,556	231,247
Shares redeemed	(215,326)	(514,989)	(2,234,375)	(5,366,087)
Net increase (decrease)	(58,036)	(67,701)	$ (606,082)	$ (714,694)
Institutional Class
Shares sold	33,475	110,433	$ 348,732	$ 1,154,968
Reinvestment of distributions	2,234	2,279	23,279	23,731
Shares redeemed	(13,838)	(65,692)	(144,057)	(691,013)
Net increase (decrease)	21,871	47,020	$ 227,954	$ 487,686
Advisor Freedom 2005
Class A
Shares sold	881,046	1,045,087	$ 9,798,717	$ 11,488,136
Reinvestment of distributions	22,020	20,715	249,042	227,182
Shares redeemed	(314,590)	(201,347)	(3,501,555)	(2,219,234)
Net increase (decrease)	588,476	864,455	$ 6,546,204	$ 9,496,084
Class T
Shares sold	539,588	1,419,295	$ 5,968,075	$ 15,260,795
Reinvestment of distributions	20,594	24,717	232,503	269,302
Shares redeemed	(422,348)	(970,234)	(4,696,181)	(10,565,587)
Net increase (decrease)	137,834	473,778	$ 1,504,397	$ 4,964,510
Class B
Shares sold	81,590	122,820	$ 897,871	$ 1,330,376
Reinvestment of distributions	4,538	4,304	51,141	46,985
Shares redeemed	(64,882)	(48,057)	(716,034)	(526,073)
Net increase (decrease)	21,246	79,067	$ 232,978	$ 851,288
Class C
Shares sold	141,227	316,798	$ 1,563,300	$ 3,462,176
Reinvestment of distributions	8,617	8,537	97,028	93,176
Shares redeemed	(65,496)	(185,035)	(717,513)	(2,016,625)
Net increase (decrease)	84,348	140,300	$ 942,815	$ 1,538,727
Institutional Class
Shares sold	67,687	89,143	$ 751,390	$ 967,402
Reinvestment of distributions	2,048	2,817	23,221	31,000
Shares redeemed	(10,054)	(32,274)	(110,971)	(357,310)
Net increase (decrease)	59,681	59,686	$ 663,640	$ 641,092

Semiannual Report

8. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2006	Year ended March 31, 2006	Six months ended September 30, 2006	Year ended March 31, 2006
Advisor Freedom 2010
Class A
Shares sold	4,223,455	7,739,808	$ 48,753,447	$ 88,298,046
Reinvestment of distributions	219,577	223,520	2,580,028	2,536,606
Shares redeemed	(3,551,906)	(2,250,375)	(40,644,425)	(25,763,889)
Net increase (decrease)	891,126	5,712,953	$ 10,689,050	$ 65,070,763
Class T
Shares sold	4,319,358	7,216,617	$ 49,295,538	$ 81,687,336
Reinvestment of distributions	209,070	222,039	2,450,306	2,509,373
Shares redeemed	(2,121,762)	(3,900,266)	(24,385,713)	(44,179,760)
Net increase (decrease)	2,406,666	3,538,390	$ 27,360,131	$ 40,016,949
Class B
Shares sold	283,278	834,087	$ 3,259,293	$ 9,388,818
Reinvestment of distributions	39,702	40,955	464,118	460,771
Shares redeemed	(294,816)	(499,400)	(3,394,396)	(5,655,011)
Net increase (decrease)	28,164	375,642	$ 329,015	$ 4,194,578
Class C
Shares sold	709,254	1,335,196	$ 8,161,554	$ 15,082,752
Reinvestment of distributions	46,712	43,770	545,124	492,426
Shares redeemed	(439,822)	(585,637)	(5,073,268)	(6,617,347)
Net increase (decrease)	316,144	793,329	$ 3,633,410	$ 8,957,831
Institutional Class
Shares sold	287,853	700,184	$ 3,353,722	$ 8,032,090
Reinvestment of distributions	15,121	14,123	178,122	160,978
Shares redeemed	(289,396)	(282,482)	(3,337,865)	(3,270,359)
Net increase (decrease)	13,578	431,825	$ 193,979	$ 4,922,709
Advisor Freedom 2015
Class A
Shares sold	5,994,073	7,755,416	$ 69,471,346	$ 87,784,785
Reinvestment of distributions	183,988	148,528	2,182,092	1,681,279
Shares redeemed	(1,560,756)	(1,248,688)	(18,077,246)	(14,243,836)
Net increase (decrease)	4,617,305	6,655,256	$ 53,576,192	$ 75,222,228
Class T
Shares sold	3,345,425	7,331,499	$ 38,647,706	$ 82,443,787
Reinvestment of distributions	171,376	146,891	2,029,089	1,655,344
Shares redeemed	(1,749,278)	(2,069,563)	(20,238,828)	(23,392,515)
Net increase (decrease)	1,767,523	5,408,827	$ 20,437,967	$ 60,706,616
Class B
Shares sold	577,833	1,320,734	$ 6,659,009	$ 14,714,003
Reinvestment of distributions	38,917	29,554	459,216	331,712
Shares redeemed	(235,209)	(246,964)	(2,717,965)	(2,776,985)
Net increase (decrease)	381,541	1,103,324	$ 4,400,260	$ 12,268,730
Class C
Shares sold	1,005,881	1,634,319	$ 11,558,970	$ 18,295,083
Reinvestment of distributions	39,578	29,172	467,018	327,542
Shares redeemed	(295,821)	(398,401)	(3,414,552)	(4,467,845)
Net increase (decrease)	749,638	1,265,090	$ 8,611,436	$ 14,154,780
Institutional Class
Shares sold	669,171	1,374,943	$ 7,788,579	$ 15,910,190
Reinvestment of distributions	37,225	27,882	443,351	315,005
Shares redeemed	(168,417)	(330,682)	(1,948,383)	(3,761,478)
Net increase (decrease)	537,979	1,072,143	$ 6,283,547	$ 12,463,717

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2006	Year ended March 31, 2006	Six months ended September 30, 2006	Year ended March 31, 2006
Advisor Freedom 2020
Class A
Shares sold	9,732,620	14,590,446	$ 121,240,036	$ 177,880,434
Reinvestment of distributions	486,348	318,258	6,249,569	3,855,895
Shares redeemed	(5,430,092)	(4,501,371)	(66,263,804)	(55,311,034)
Net increase (decrease)	4,788,876	10,407,333	$ 61,225,801	$ 126,425,295
Class T
Shares sold	8,642,524	13,438,162	$ 106,409,806	$ 162,737,119
Reinvestment of distributions	471,256	323,423	6,050,922	3,903,406
Shares redeemed	(3,506,941)	(6,053,700)	(43,549,207)	(73,680,929)
Net increase (decrease)	5,606,839	7,707,885	$ 68,911,521	$ 92,959,596
Class B
Shares sold	832,749	1,799,544	$ 10,341,391	$ 21,593,687
Reinvestment of distributions	102,259	59,314	1,308,917	711,860
Shares redeemed	(436,518)	(589,847)	(5,411,521)	(7,123,757)
Net increase (decrease)	498,490	1,269,011	$ 6,238,787	$ 15,181,790
Class C
Shares sold	1,176,803	2,110,159	$ 14,611,491	$ 25,285,625
Reinvestment of distributions	83,383	47,015	1,066,470	564,041
Shares redeemed	(514,668)	(773,044)	(6,361,964)	(9,282,747)
Net increase (decrease)	745,518	1,384,130	$ 9,315,997	$ 16,566,919
Institutional Class
Shares sold	593,225	845,222	$ 7,466,144	$ 10,376,829
Reinvestment of distributions	31,059	22,706	400,664	275,559
Shares redeemed	(294,927)	(254,821)	(3,662,988)	(3,125,257)
Net increase (decrease)	329,357	613,107	$ 4,203,820	$ 7,527,131
Advisor Freedom 2025
Class A
Shares sold	4,496,304	6,210,144	$ 54,058,921	$ 72,280,640
Reinvestment of distributions	205,193	124,720	2,495,147	1,454,965
Shares redeemed	(1,207,371)	(1,339,389)	(14,536,989)	(15,549,227)
Net increase (decrease)	3,494,126	4,995,475	$ 42,017,079	$ 58,186,378
Class T
Shares sold	2,784,179	4,779,347	$ 33,337,682	$ 55,329,806
Reinvestment of distributions	126,090	68,757	1,535,781	804,360
Shares redeemed	(778,301)	(1,422,431)	(9,352,347)	(16,584,794)
Net increase (decrease)	2,131,968	3,425,673	$ 25,521,116	$ 39,549,372
Class B
Shares sold	498,231	1,133,308	$ 5,941,668	$ 12,946,544
Reinvestment of distributions	36,727	17,249	444,026	200,192
Shares redeemed	(165,395)	(169,943)	(1,970,726)	(1,979,347)
Net increase (decrease)	369,563	980,614	$ 4,414,968	$ 11,167,389
Class C
Shares sold	500,683	835,184	$ 6,022,815	$ 9,579,811
Reinvestment of distributions	26,772	11,884	323,670	137,922
Shares redeemed	(114,161)	(185,560)	(1,362,919)	(2,143,096)
Net increase (decrease)	413,294	661,508	$ 4,983,566	$ 7,574,637
Institutional Class
Shares sold	327,745	395,871	$ 3,932,404	$ 4,647,168
Reinvestment of distributions	8,431	4,061	102,946	47,460
Shares redeemed	(104,365)	(157,588)	(1,247,638)	(1,829,481)
Net increase (decrease)	231,811	242,344	$ 2,787,712	$ 2,865,147

Semiannual Report

8. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2006	Year ended March 31, 2006	Six months ended September 30, 2006	Year ended March 31, 2006
Advisor Freedom 2030
Class A
Shares sold	5,557,874	7,622,210	$ 72,791,039	$ 95,830,636
Reinvestment of distributions	244,552	131,003	3,245,213	1,642,629
Shares redeemed	(2,097,960)	(1,657,097)	(26,878,196)	(20,896,249)
Net increase (decrease)	3,704,466	6,096,116	$ 49,158,056	$ 76,577,016
Class T
Shares sold	5,365,443	8,271,712	$ 69,246,196	$ 103,937,897
Reinvestment of distributions	265,276	138,114	3,512,262	1,718,369
Shares redeemed	(1,867,244)	(3,379,705)	(24,224,576)	(42,137,889)
Net increase (decrease)	3,763,475	5,030,121	$ 48,533,882	$ 63,518,377
Class B
Shares sold	641,903	1,157,095	$ 8,359,466	$ 14,320,376
Reinvestment of distributions	57,322	25,279	755,509	311,100
Shares redeemed	(235,836)	(314,426)	(3,045,992)	(3,917,552)
Net increase (decrease)	463,389	867,948	$ 6,068,983	$ 10,713,924
Class C
Shares sold	811,034	1,235,865	$ 10,555,119	$ 15,380,567
Reinvestment of distributions	48,316	20,600	636,812	254,461
Shares redeemed	(292,761)	(314,678)	(3,761,752)	(3,929,603)
Net increase (decrease)	566,589	941,787	$ 7,430,179	$ 11,705,425
Institutional Class
Shares sold	348,476	327,266	$ 4,573,909	$ 4,137,340
Reinvestment of distributions	13,558	9,043	180,462	113,199
Shares redeemed	(194,405)	(190,476)	(2,529,248)	(2,392,711)
Net increase (decrease)	167,629	145,833	$ 2,225,123	$ 1,857,828
Advisor Freedom 2035
Class A
Shares sold	2,452,323	2,810,083	$ 30,245,074	$ 33,259,729
Reinvestment of distributions	78,874	34,961	986,710	418,335
Shares redeemed	(451,184)	(291,205)	(5,570,331)	(3,451,031)
Net increase (decrease)	2,080,013	2,553,839	$ 25,661,453	$ 30,227,033
Class T
Shares sold	1,694,477	2,779,197	$ 20,598,461	$ 32,690,026
Reinvestment of distributions	64,364	30,222	801,337	359,343
Shares redeemed	(560,528)	(700,210)	(6,826,477)	(8,256,703)
Net increase (decrease)	1,198,313	2,109,209	$ 14,573,321	$ 24,792,666
Class B
Shares sold	342,836	677,778	$ 4,175,886	$ 7,827,768
Reinvestment of distributions	20,643	8,197	255,565	96,381
Shares redeemed	(84,907)	(92,314)	(1,031,804)	(1,090,117)
Net increase (decrease)	278,572	593,661	$ 3,399,647	$ 6,834,032
Class C
Shares sold	344,791	594,915	$ 4,197,484	$ 6,913,576
Reinvestment of distributions	15,049	5,735	186,461	67,452
Shares redeemed	(115,350)	(106,161)	(1,388,790)	(1,246,975)
Net increase (decrease)	244,490	494,489	$ 2,995,155	$ 5,734,053
Institutional Class
Shares sold	160,096	153,700	$ 1,974,473	$ 1,815,954
Reinvestment of distributions	3,110	1,611	39,002	19,381
Shares redeemed	(45,713)	(23,805)	(573,148)	(285,436)
Net increase (decrease)	117,493	131,506	$ 1,440,327	$ 1,549,899

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2006	Year ended March 31, 2006	Six months ended September 30, 2006	Year ended March 31, 2006
Advisor Freedom 2040
Class A
Shares sold	4,535,065	6,594,125	$ 60,802,722	$ 84,779,212
Reinvestment of distributions	197,192	103,322	2,691,666	1,336,258
Shares redeemed	(1,717,357)	(1,319,831)	(22,647,965)	(17,027,651)
Net increase (decrease)	3,014,900	5,377,616	$ 40,846,423	$ 69,087,819
Class T
Shares sold	4,186,497	6,934,246	$ 55,486,842	$ 88,873,959
Reinvestment of distributions	189,135	94,278	2,574,122	1,212,995
Shares redeemed	(1,619,837)	(2,629,297)	(21,576,770)	(33,492,621)
Net increase (decrease)	2,755,795	4,399,227	$ 36,484,194	$ 56,594,333
Class B
Shares sold	601,185	1,066,326	$ 7,989,707	$ 13,457,885
Reinvestment of distributions	42,435	18,114	574,143	229,826
Shares redeemed	(196,759)	(252,957)	(2,617,634)	(3,223,373)
Net increase (decrease)	446,861	831,483	$ 5,946,216	$ 10,464,338
Class C
Shares sold	888,291	1,277,719	$ 11,815,867	$ 16,223,875
Reinvestment of distributions	47,779	20,564	645,977	261,225
Shares redeemed	(365,095)	(279,598)	(4,837,838)	(3,548,799)
Net increase (decrease)	570,975	1,018,685	$ 7,624,006	$ 12,936,301
Institutional Class
Shares sold	347,870	291,937	$ 4,700,602	$ 3,766,408
Reinvestment of distributions	8,971	5,062	122,727	65,359
Shares redeemed	(103,506)	(147,050)	(1,388,654)	(1,890,587)
Net increase (decrease)	253,335	149,949	$ 3,434,675	$ 1,941,180
Advisor Freedom 2045 A
Class A
Shares sold	25,855	-	$ 258,142	$ -
Shares redeemed	(66)	-	(650)	-
Net increase (decrease)	25,789	-	$ 257,492	$ -
Class T
Shares sold	30,485	-	$ 305,570	$ -
Shares redeemed	(774)	-	(7,911)	-
Net increase (decrease)	29,711	-	$ 297,659	$ -
Class B
Shares sold	24,810	-	$ 248,473	$ -
Net increase (decrease)	24,810	-	$ 248,473	$ -
Class C
Shares sold	29,087	-	$ 289,669	$ -
Net increase (decrease)	29,087	-	$ 289,669	$ -
Institutional Class
Shares sold	10,023	-	$ 100,228	$ -
Net increase (decrease)	10,023	-	$ 100,228	$ -

Semiannual Report

8. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2006	Year ended March 31, 2006	Six months ended September 30, 2006	Year ended March 31, 2006
Advisor Freedom 2050 A
Class A
Shares sold	53,732	-	$ 534,811	$ -
Shares redeemed	(65)	-	(638)	-
Net increase (decrease)	53,667	-	$ 534,173	$ -
Class T
Shares sold	31,494	-	$ 312,021	$ -
Shares redeemed	(72)	-	(722)	-
Net increase (decrease)	31,422	-	$ 311,299	$ -
Class B
Shares sold	22,788	-	$ 228,215	$ -
Shares redeemed	(43)	-	(433)	-
Net increase (decrease)	22,745	-	$ 227,782	$ -
Class C
Shares sold	39,902	-	$ 392,033	$ -
Net increase (decrease)	39,902	-	$ 392,033	$ -
Institutional Class
Shares sold	10,630	-	$ 106,208	$ -
Net increase (decrease)	10,630	-	$ 106,208	$ -

A For the period June 1, 2006 (commencement of operations) to September 30, 2006.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund

On April 20, 2006, the Board of Trustees, including the independent Trustees (together, the Board), voted to approve the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts for each fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by each fund in its prospectus and other public disclosures, may choose to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc., (Strategic) and the administrator, FMR, including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic's and FMR's investment staff, their use of technology, and Strategic's and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by Strategic and FMR and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of Strategic's and FMR's supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge.

Investment Performance. Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund are new funds and therefore had no historical performance for the Board to review at the time it approved each fund's Advisory Contracts. Once each fund has been in operation for at least one calendar year, the Board will review each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against (i) a broad-based securities market index and (ii) a peer group of mutual funds deemed appropriate by the Board.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's proposed management fee and the projected operating expenses for each class of each fund in reviewing the Advisory Contracts. The Board noted that the funds do not pay a management fee for investment advisory services. In its review the total expenses of each class of each fund, the Board noted that each fund invests in Institutional Class of the underlying funds to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agency fees. Instead, each underlying fund bears its pro rata portion of the transfer agency fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

In its review of total expenses, the Board also noted that at previous meetings during the year it considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's projected total expenses were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. Each of the funds is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contracts. In connection with its future renewal of each fund's management contract and administration agreement, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders.

Semiannual Report

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the approval of each fund's Advisory Contracts because under these arrangements the funds would not pay any expenses.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be approved.

Advisor Freedom Funds (except Advisor Freedom 2045 and Advisor Freedom 2050)

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in July 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance and Compliance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds. Because each fund had been in existence less than three calendar years, for each fund the following chart considered by the Board shows, for the one-year period ended December 31, 2005, the total returns of Class C and Institutional Class of the fund, the total return of a proprietary custom index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and Institutional Class represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated. For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings, (for each fund other than Advisor Freedom Income Fund) adjusted on June 30 and December 31 of each calendar year to reflect the fund's increasingly conservative asset allocations.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2005 Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the second quartile for the period shown. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conservative over time. The Board also stated that the relative investment performance of Institutional Class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

Semiannual Report

Advisor Freedom 2010 Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the second quartile for the period shown. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conservative over time. The Board also noted that the relative investment performance of Institutional Class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

Advisor Freedom 2015 Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the first quartile for the period shown. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conservative over time. The Board also stated that the relative investment performance of Institutional Class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2020 Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the second quartile for the period shown. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group mainly comprises funds with varying objectives, including static portfolios that do not follow a dynamic asset allocation model and lifecycle funds with target dates ranging from 2005 to 2050. The Board also stated that the investment performance of Institutional Class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

Advisor Freedom 2025 Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the first quartile for the period shown. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conservative over time. The Board also stated that the relative investment performance of Institutional Class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

Semiannual Report

Advisor Freedom 2030 Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the first quartile for the period shown. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conservative over time. The Board also stated that the relative investment performance of Institutional Class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

Advisor Freedom 2035 Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the second quartile for the period shown. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conservative over time. The Board also stated that the relative investment performance of Institutional Class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2040 Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the second quartile for the period shown. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conservative over time. The Board also stated that the relative investment performance of Institutional Class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

Advisor Freedom Income Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the third quartile for the period shown. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, which invests primarily in bond and money market mutual funds, the peer group comprises funds that invest primarily in income-producing equity securities. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

Semiannual Report

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board noted with favor FMR's reorganization of its senior management team in 2005 and FMR's dedication of additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services.

The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Advisor Freedom 2005 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2010 Fund

Advisor Freedom 2015 Fund

Semiannual Report

Advisor Freedom 2020 Fund

Advisor Freedom 2025 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2030 Fund

Advisor Freedom 2035 Fund

Semiannual Report

Advisor Freedom 2040 Fund

Advisor Freedom Income Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Furthermore, the Board considered that it had approved an amendment (effective May 19, 2005) to each fund's management contract that eliminated the management fee that the fund paid to Strategic Advisers. At that time, the Board also had approved an amendment to the administration agreement with respect to each fund that eliminated the administration fee that Strategic Advisers paid to FMR. The Board considered that each fund's chart reflects the elimination of the fund's management fee for 2005, as if the fee had been eliminated for the entire year.

The Board noted that the management fees shown in prior years reflect each fund's previous all-inclusive management fee. For a more meaningful comparison of management fees, each fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR (under the administration agreement) for non-management expenses (including pricing and bookkeeping fees and custody fees) from a fund's all-inclusive fee. In this regard, the Board realizes that net management fees may have varied from year to year because of differences in non-management expenses, and that non-management expenses may have exceeded a fund's all-inclusive fee and resulted in a negative net management fee.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board noted that each fund invests in Institutional Class of the underlying fund (if that underlying fund offers multiple classes of shares) to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agency fees. Instead, Institutional Class of each underlying fund (or the underlying fund, if that underlying fund does not offer multiple classes of shares) bears its pro rata portion of each fund's transfer agency fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that the total expenses of each class of each fund ranked below its competitive median for 2005. The Board considered that the total expenses of each class of each fund reflect the elimination of the fund's management fee for 2005, as if the fee had been eliminated for the entire year.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each underlying fund.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) portfolio manager compensation; (iii) the extent to which any economies of scale exist and are shared between the funds and Fidelity; (iv) the total expenses of certain funds and classes relative to competitors, including the extent to which the expenses of certain funds have been or could be capped; (v) fund performance trends; and (vi) Fidelity's fee structures, including use of performance fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

AFF-USAN-1106
1.792158.103

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor Freedom Funds®-
Income, 2005, 2010, 2015, 2020, 2025, 2030,
2035, 2040, 2045, 2050 - Institutional Class

Semiannual Report

September 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Advisor Freedom Income	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2005	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2010	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2015	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2020	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2025	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2030	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2035	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2040	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2045	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2050	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2006 to September 30, 2006), except for Advisor Freedom 2045 and Advisor Freedom 2050. For Advisor Freedom 2045 and Advisor Freedom 2050, the actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2006 to September 30, 2006). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (April 1, 2006 to September 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value September 30, 2006	Expenses Paid During the Period Ended September 30, 2006
Advisor Freedom Income
Class A
Actual	$ 1,000.00	$ 1,023.20	$ 1.27 B
HypotheticalA	$ 1,000.00	$ 1,023.82	$ 1.27 B
Class T
Actual	$ 1,000.00	$ 1,021.90	$ 2.53 B
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.54 B
Class B
Actual	$ 1,000.00	$ 1,019.30	$ 5.06 B
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.06 B
Class C
Actual	$ 1,000.00	$ 1,019.30	$ 5.06 B
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.06 B
Institutional Class
Actual	$ 1,000.00	$ 1,025.40	$ .00 B
HypotheticalA	$ 1,000.00	$ 1,025.07	$ .00 B
	Beginning Account Value	Ending Account Value September 30, 2006	Expenses Paid During the Period Ended September 30, 2006
Advisor Freedom 2005
Class A
Actual	$ 1,000.00	$ 1,018.10	$ 1.26 B
HypotheticalA	$ 1,000.00	$ 1,023.82	$ 1.27 B
Class T
Actual	$ 1,000.00	$ 1,016.60	$ 2.53 B
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.54 B
Class B
Actual	$ 1,000.00	$ 1,013.60	$ 5.05 B
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.06 B
Class C
Actual	$ 1,000.00	$ 1,013.60	$ 5.05 B
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.06 B
Institutional Class
Actual	$ 1,000.00	$ 1,018.50	$ .00 B
HypotheticalA	$ 1,000.00	$ 1,025.07	$ .00 B
Advisor Freedom 2010
Class A
Actual	$ 1,000.00	$ 1,017.40	$ 1.26 B
HypotheticalA	$ 1,000.00	$ 1,023.82	$ 1.27 B
Class T
Actual	$ 1,000.00	$ 1,016.00	$ 2.53 B
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.54 B
Class B
Actual	$ 1,000.00	$ 1,013.90	$ 5.05 B
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.06 B
Class C
Actual	$ 1,000.00	$ 1,014.00	$ 5.05 B
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.06 B
Institutional Class
Actual	$ 1,000.00	$ 1,018.90	$ .00 B
HypotheticalA	$ 1,000.00	$ 1,025.07	$ .00 B
Advisor Freedom 2015
Class A
Actual	$ 1,000.00	$ 1,014.30	$ 1.26 B
HypotheticalA	$ 1,000.00	$ 1,023.82	$ 1.27 B
Class T
Actual	$ 1,000.00	$ 1,013.70	$ 2.52 B
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.54 B
Class B
Actual	$ 1,000.00	$ 1,010.90	$ 5.04 B
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.06 B
Class C
Actual	$ 1,000.00	$ 1,011.00	$ 5.04 B
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.06 B
Institutional Class
Actual	$ 1,000.00	$ 1,015.60	$ .00 B
HypotheticalA	$ 1,000.00	$ 1,025.07	$ .00 B
	Beginning Account Value	Ending Account Value September 30, 2006	Expenses Paid During the Period Ended September 30, 2006
Advisor Freedom 2020
Class A
Actual	$ 1,000.00	$ 1,012.60	$ 1.26 B
HypotheticalA	$ 1,000.00	$ 1,023.82	$ 1.27 B
Class T
Actual	$ 1,000.00	$ 1,011.20	$ 2.52 B
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.54 B
Class B
Actual	$ 1,000.00	$ 1,009.30	$ 5.04 B
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.06 B
Class C
Actual	$ 1,000.00	$ 1,009.30	$ 5.04 B
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.06 B
Institutional Class
Actual	$ 1,000.00	$ 1,013.90	$ .00 B
HypotheticalA	$ 1,000.00	$ 1,025.07	$ .00 B
Advisor Freedom 2025
Class A
Actual	$ 1,000.00	$ 1,011.60	$ 1.26 B
HypotheticalA	$ 1,000.00	$ 1,023.82	$ 1.27 B
Class T
Actual	$ 1,000.00	$ 1,010.20	$ 2.52 B
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.54 B
Class B
Actual	$ 1,000.00	$ 1,008.20	$ 5.03 B
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.06 B
Class C
Actual	$ 1,000.00	$ 1,008.30	$ 5.03 B
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.06 B
Institutional Class
Actual	$ 1,000.00	$ 1,012.80	$ .00 B
HypotheticalA	$ 1,000.00	$ 1,025.07	$ .00 B
Advisor Freedom 2030
Class A
Actual	$ 1,000.00	$ 1,010.10	$ 1.26 B
HypotheticalA	$ 1,000.00	$ 1,023.82	$ 1.27 B
Class T
Actual	$ 1,000.00	$ 1,008.70	$ 2.52 B
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.54 B
Class B
Actual	$ 1,000.00	$ 1,006.10	$ 5.03 B
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.06 B
Class C
Actual	$ 1,000.00	$ 1,006.20	$ 5.03 B
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.06 B
Institutional Class
Actual	$ 1,000.00	$ 1,010.60	$ .00 B
HypotheticalA	$ 1,000.00	$ 1,025.07	$ .00 B
	Beginning Account Value	Ending Account Value September 30, 2006	Expenses Paid During the Period Ended September 30, 2006
Advisor Freedom 2035
Class A
Actual	$ 1,000.00	$ 1,009.30	$ 1.26 B
HypotheticalA	$ 1,000.00	$ 1,023.82	$ 1.27 B
Class T
Actual	$ 1,000.00	$ 1,007.20	$ 2.52
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.54 B
Class B
Actual	$ 1,000.00	$ 1,005.60	$ 5.03 B
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.06 B
Class C
Actual	$ 1,000.00	$ 1,005.60	$ 5.03 B
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.06 B
Institutional Class
Actual	$ 1,000.00	$ 1,009.80	$ .00 B
HypotheticalA	$ 1,000.00	$ 1,025.07	$ .00 B
Advisor Freedom 2040
Class A
Actual	$ 1,000.00	$ 1,008.40	$ 1.26 B
HypotheticalA	$ 1,000.00	$ 1,023.82	$ 1.27 B
Class T
Actual	$ 1,000.00	$ 1,007.10	$ 2.52 B
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.54 B
Class B
Actual	$ 1,000.00	$ 1,004.70	$ 5.03 B
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.06 B
Class C
Actual	$ 1,000.00	$ 1,004.00	$ 5.02 B
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.06 B
Institutional Class
Actual	$ 1,000.00	$ 1,009.70	$ .00 B
HypotheticalA	$ 1,000.00	$ 1,025.07	$ .00 B
Advisor Freedom 2045
Class A
Actual	$ 1,000.00	$ 1,021.00	$ .84 C
HypotheticalA	$ 1,000.00	$ 1,023.82	$ 1.27 B
Class T
Actual	$ 1,000.00	$ 1,020.00	$ 1.69 C
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.54 B
Class B
Actual	$ 1,000.00	$ 1,018.00	$ 3.37 C
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.06 B
Class C
Actual	$ 1,000.00	$ 1,018.00	$ 3.37 C
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.06 B
Institutional Class
Actual	$ 1,000.00	$ 1,022.00	$ .00 C
HypotheticalA	$ 1,000.00	$ 1,025.07	$ .00 B
	Beginning Account Value	Ending Account Value September 30, 2006	Expenses Paid During the Period Ended September 30, 2006
Advisor Freedom 2050
Class A
Actual	$ 1,000.00	$ 1,021.00	$ .84 C
HypotheticalA	$ 1,000.00	$ 1,023.82	$ 1.27 B
Class T
Actual	$ 1,000.00	$ 1,020.00	$ 1.69 C
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.54 B
Class B
Actual	$ 1,000.00	$ 1,019.00	$ 3.37 C
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.06 B
Class C
Actual	$ 1,000.00	$ 1,018.00	$ 3.37 C
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.06 B
Institutional Class
Actual	$ 1,000.00	$ 1,022.00	$ .00 C
HypotheticalA	$ 1,000.00	$ 1,025.07	$ .00 B

A 5% return per year before expenses

B Expenses are equal to the Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

C Actual expenses are equal to the Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 122/365 (to reflect the period June 1, 2006 to September 30, 2006).

The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Annualized Expense Ratio
Advisor Freedom Income
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2005
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2010
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2015
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2020
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Annualized Expense Ratio
Advisor Freedom 2025
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2030
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2035
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2040
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2045
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2050
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%

Semiannual Report

Fidelity Advisor Freedom Income Fund

Investment Changes

Fund Holdings as of September 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	4.3	4.4
Fidelity Advisor Equity Growth Fund Institutional Class	2.5	2.5
Fidelity Advisor Equity Income Fund Institutional Class	4.3	4.3
Fidelity Advisor Growth & Income Fund Institutional Class	3.3	3.3
Fidelity Advisor Large Cap Fund Institutional Class	3.3	3.3
Fidelity Advisor Mid-Cap Fund Institutional Class	1.6	1.7
Fidelity Advisor Small Cap Fund Institutional Class	1.2	1.3
	20.5	20.8
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	3.2	2.0
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	15.6	17.7
Fidelity Advisor Intermediate Bond Fund Institutional Class	15.6	18.2
Fidelity Advisor Strategic Real Return Fund Institutional Class	5.5	0.5
	36.7	36.4
Short-Term Funds
Fidelity Advisor Short-Fixed Income Fund Institutional Class	19.8	20.4
Fidelity Cash Reserves Fund	19.8	20.4
	39.6	40.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	20.5%
Investment Grade Fixed-Income Funds	36.7%
High Yield Fixed-Income Funds	3.2%
Short-Term Funds	39.6%

Six months ago
Domestic Equity Funds	20.8%
Investment Grade Fixed-Income Funds	36.4%
High Yield Fixed-Income Funds	2.0%
Short-Term Funds	40.8%

The six months ago allocation is based on the fund's holdings as of March 31, 2006. The current allocation is based on the fund's holdings as of September 30, 2006.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 20.5%
	Shares	Value (Note 1)
Domestic Equity Funds - 20.5%
Fidelity Advisor Dividend Growth Fund Institutional Class	270,060	$ 3,575,590
Fidelity Advisor Equity Growth Fund Institutional Class (a)	38,616	2,024,997
Fidelity Advisor Equity Income Fund Institutional Class	114,013	3,540,103
Fidelity Advisor Growth & Income Fund Institutional Class	140,994	2,701,446
Fidelity Advisor Large Cap Fund Institutional Class	148,924	2,694,029
Fidelity Advisor Mid-Cap Fund Institutional Class	54,675	1,335,720
Fidelity Advisor Small Cap Fund Institutional Class	41,171	987,291
TOTAL EQUITY FUNDS (Cost $14,521,228)		16,859,176
Fixed-Income Funds - 39.9%

High Yield Fixed-Income Funds - 3.2%
Fidelity Advisor High Income Advantage Fund Institutional Class	271,197	2,584,511
Investment Grade Fixed-Income Funds - 36.7%
Fidelity Advisor Government Investment Fund Institutional Class	1,302,117	12,851,895
Fidelity Advisor Intermediate Bond Fund Institutional Class	1,183,409	12,828,151
Fidelity Advisor Strategic Real Return Fund Institutional Class	448,031	4,520,629
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		30,200,675
TOTAL FIXED-INCOME FUNDS (Cost $33,267,864)		32,785,186
Short-Term Funds - 39.6%

Fidelity Advisor Short-Fixed Income Fund Institutional Class	1,733,602	16,330,534
Fidelity Cash Reserves Fund	16,258,330	16,258,330
TOTAL SHORT-TERM FUNDS (Cost $32,708,998)		32,588,864
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $80,498,090)		$ 82,233,226
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $80,498,090) - See accompanying schedule		$ 82,233,226
Cash		3
Receivable for investments sold		491,338
Total assets		82,724,567

Liabilities
Payable for investments purchased	$ 6,147
Payable for fund shares redeemed	485,453
Distribution fees payable	35,319
Total liabilities		526,919

Net Assets		$ 82,197,648
Net Assets consist of:
Paid in capital		$ 80,362,501
Undistributed net investment income		201,835
Accumulated undistributed net realized gain (loss) on investments		(101,824)
Net unrealized appreciation (depreciation) on investments		1,735,136
Net Assets		$ 82,197,648
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($27,618,023 ÷ 2,625,898 shares)		$ 10.52

Maximum offering price per share (100/94.25 of $10.52)		$ 11.16
Class T: Net Asset Value and redemption price per share ($35,317,392 ÷ 3,360,383 shares)		$ 10.51

Maximum offering price per share (100/96.50 of $10.51)		$ 10.89
Class B: Net Asset Value and offering price per share ($4,829,477 ÷ 459,989 shares)A		$ 10.50

Class C: Net Asset Value and offering price per share ($13,067,600 ÷ 1,245,056 shares)A		$ 10.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,365,156 ÷ 129,562 shares)		$ 10.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended September 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,331,547

Expenses
Distribution fees	$ 202,604
Independent trustees' compensation	140
Total expenses before reductions	202,744
Expense reductions	(140)	202,604
Net investment income (loss)		1,128,943
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(101,991)
Change in net unrealized appreciation (depreciation) on underlying funds		766,029
Net gain (loss)		664,038
Net increase (decrease) in net assets resulting from operations		$ 1,792,981

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,128,943	$ 1,619,838
Net realized gain (loss)	(101,991)	508,459
Change in net unrealized appreciation (depreciation)	766,029	864,314
Net increase (decrease) in net assets resulting from operations	1,792,981	2,992,611
Distributions to shareholders from net investment income	(1,119,988)	(1,455,415)
Distributions to shareholders from net realized gain	(469,073)	(201,782)
Total distributions	(1,589,061)	(1,657,197)
Share transactions - net increase (decrease)	11,315,856	11,032,548
Total increase (decrease) in net assets	11,519,776	12,367,962

Net Assets
Beginning of period	70,677,872	58,309,910
End of period (including undistributed net investment income of $201,835 and undistributed net investment income of $192,880, respectively)	$ 82,197,648	$ 70,677,872

Financial Highlights - Class A

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.52	$ 10.30	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.17	.29	.20	.13
Net realized and unrealized gain (loss)	.07	.23	(.10)	.36
Total from investment operations	.24	.52	.10	.49
Distributions from net investment income	(.17)	(.27)	(.19)	(.09)
Distributions from net realized gain	(.07)	(.04)	(.01)	-
Total distributions	(.24)	(.30) I	(.20)	(.09)
Net asset value, end of period	$ 10.52	$ 10.52	$ 10.30	$ 10.40
Total Return B, C, D	2.32%	5.12%	.99%	4.95%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.26%	.33%	.33% A
Expenses net of all reductions	.25% A	.26%	.33%	.33% A
Net investment income (loss)	3.26% A	2.83%	1.96%	1.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,618	$ 18,524	$ 10,120	$ 5,009
Portfolio turnover rate	19% A	21%	18%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distribution of $.300 per share is comprised of distributions from net investment income of $.265 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.51	$ 10.30	$ 10.39	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.27	.18	.11
Net realized and unrealized gain (loss)	.07	.22	(.10)	.37
Total from investment operations	.23	.49	.08	.48
Distributions from net investment income	(.16)	(.24)	(.16)	(.09)
Distributions from net realized gain	(.07)	(.04)	(.01)	-
Total distributions	(.23)	(.28)	(.17)	(.09)
Net asset value, end of period	$ 10.51	$ 10.51	$ 10.30	$ 10.39
Total Return B, C, D	2.19%	4.78%	.79%	4.78%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.51%	.58%	.58% A
Expenses net of all reductions	.50% A	.51%	.58%	.58% A
Net investment income (loss)	3.01% A	2.58%	1.71%	1.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,317	$ 32,469	$ 29,013	$ 14,535
Portfolio turnover rate	19% A	21%	18%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class B

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 10.29	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.22	.12	.07
Net realized and unrealized gain (loss)	.07	.21	(.10)	.37
Total from investment operations	.20	.43	.02	.44
Distributions from net investment income	(.13)	(.19)	(.10)	(.06)
Distributions from net realized gain	(.07)	(.04)	(.01)	-
Total distributions	(.20)	(.22) I	(.11)	(.06)
Net asset value, end of period	$ 10.50	$ 10.50	$ 10.29	$ 10.38
Total Return B, C, D	1.93%	4.27%	.23%	4.45%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.01%	1.08%	1.08% A
Net investment income (loss)	2.51% A	2.08%	1.21%	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,829	$ 4,873	$ 4,454	$ 3,649
Portfolio turnover rate	19% A	21%	18%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distribution of $.224 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 10.28	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.22	.12	.07
Net realized and unrealized gain (loss)	.07	.22	(.09)	.37
Total from investment operations	.20	.44	.03	.44
Distributions from net investment income	(.13)	(.19)	(.11)	(.07)
Distributions from net realized gain	(.07)	(.04)	(.01)	-
Total distributions	(.20)	(.22) I	(.12)	(.07)
Net asset value, end of period	$ 10.50	$ 10.50	$ 10.28	$ 10.37
Total Return B, C, D	1.93%	4.37%	.24%	4.39%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.01%	1.08%	1.08% A
Net investment income (loss)	2.51% A	2.08%	1.21%	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,068	$ 13,678	$ 14,097	$ 9,248
Portfolio turnover rate	19% A	21%	18%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distribution of $.224 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.035 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.53	$ 10.31	$ 10.41	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.18	.32	.23	.14
Net realized and unrealized gain (loss)	.08	.23	(.11)	.37
Total from investment operations	.26	.55	.12	.51
Distributions from net investment income	(.18)	(.29)	(.21)	(.10)
Distributions from net realized gain	(.07)	(.04)	(.01)	-
Total distributions	(.25)	(.33)	(.22)	(.10)
Net asset value, end of period	$ 10.54	$ 10.53	$ 10.31	$ 10.41
Total Return B, C	2.54%	5.39%	1.21%	5.16%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.01%	.08%	.08% A
Expenses net of all reductions	.00% A	.01%	.08%	.08% A
Net investment income (loss)	3.51% A	3.08%	2.21%	2.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,365	$ 1,134	$ 626	$ 359
Portfolio turnover rate	19% A	21%	18%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Investment Changes

Fund Holdings as of September 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	8.4	8.3
Fidelity Advisor Equity Growth Fund Institutional Class	4.8	5.0
Fidelity Advisor Equity Income Fund Institutional Class	8.4	8.3
Fidelity Advisor Growth & Income Fund Institutional Class	6.4	6.7
Fidelity Advisor Large Cap Fund Institutional Class	6.4	6.7
Fidelity Advisor Mid-Cap Fund Institutional Class	3.2	3.3
Fidelity Advisor Small Cap Fund Institutional Class	2.3	2.5
	39.9	40.8
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	4.8	4.0
Fidelity Advisor Overseas Fund Institutional Class	4.8	4.0
	9.6	8.0
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.0	5.2
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	14.5	16.5
Fidelity Advisor Intermediate Bond Fund Institutional Class	14.5	16.6
Fidelity Advisor Strategic Real Return Fund Institutional Class	5.5	0.9
	34.5	34.0
Short-Term Funds
Fidelity Advisor Short-Fixed Income Fund Institutional Class	5.5	6.0
Fidelity Cash Reserves Fund	5.5	6.0
	11.0	12.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	39.9%
International Equity Funds	9.6%
Investment Grade Fixed-Income Funds	34.5%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	11.0%

Six months ago
Domestic Equity Funds	40.8%
International Equity Funds	8.0%
Investment Grade Fixed-Income Funds	34.0%
High Yield Fixed-Income Funds	5.2%
Short-Term Funds	12.0%

Expected
Domestic Equity Funds	39.5%
International Equity Funds	9.5%
Investment Grade Fixed-Income Funds	34.5%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	11.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2006. The current allocation is based on the fund's holdings as of September 30, 2006. The expected allocation represents the fund's anticipated allocation at March 31, 2007.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 49.5%
	Shares	Value (Note 1)
Domestic Equity Funds - 39.9%
Fidelity Advisor Dividend Growth Fund Institutional Class	336,696	$ 4,457,851
Fidelity Advisor Equity Growth Fund Institutional Class (a)	48,427	2,539,514
Fidelity Advisor Equity Income Fund Institutional Class	143,533	4,456,714
Fidelity Advisor Growth & Income Fund Institutional Class	177,018	3,391,671
Fidelity Advisor Large Cap Fund Institutional Class	187,429	3,390,592
Fidelity Advisor Mid-Cap Fund Institutional Class	69,303	1,693,064
Fidelity Advisor Small Cap Fund Institutional Class	52,375	1,255,956
TOTAL DOMESTIC EQUITY FUNDS		21,185,362
International Equity Funds - 9.6%
Fidelity Advisor Diversified International Fund Institutional Class	110,118	2,539,322
Fidelity Advisor Overseas Fund Institutional Class	118,897	2,547,956
TOTAL INTERNATIONAL EQUITY FUNDS		5,087,278
TOTAL EQUITY FUNDS (Cost $23,517,977)		26,272,640
Fixed-Income Funds - 39.5%

High Yield Fixed-Income Funds - 5.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	277,632	2,645,834
Investment Grade Fixed-Income Funds - 34.5%
Fidelity Advisor Government Investment Fund Institutional Class	779,865	7,697,265
Fidelity Advisor Intermediate Bond Fund Institutional Class	709,261	7,688,389
Fidelity Advisor Strategic Real Return Fund Institutional Class	293,560	2,962,025
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		18,347,679
TOTAL FIXED-INCOME FUNDS (Cost $21,083,328)		20,993,513
Short-Term Funds - 11.0%

Fidelity Advisor Short-Fixed Income Fund Institutional Class	309,806	2,918,371
Fidelity Cash Reserves Fund	2,913,066	2,913,066
TOTAL SHORT-TERM FUNDS (Cost $5,843,221)		5,831,437
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $50,444,526)		$ 53,097,590
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $50,444,526) - See accompanying schedule		$ 53,097,590
Cash		84
Receivable for investments sold		1,253
Receivable for fund shares sold		97,020
Total assets		53,195,947

Liabilities
Payable for investments purchased	$ 92,231
Payable for fund shares redeemed	6,175
Distribution fees payable	21,533
Total liabilities		119,939

Net Assets		$ 53,076,008
Net Assets consist of:
Paid in capital		$ 50,077,478
Undistributed net investment income		441,117
Accumulated undistributed net realized gain (loss) on investments		(95,651)
Net unrealized appreciation (depreciation) on investments		2,653,064
Net Assets		$ 53,076,008
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($22,889,767 ÷ 2,017,557 shares)		$ 11.35

Maximum offering price per share (100/94.25 of $11.35)		$ 12.04
Class T: Net Asset Value and redemption price per share ($15,474,490 ÷ 1,366,887 shares)		$ 11.32

Maximum offering price per share (100/96.50 of $11.32)		$ 11.73
Class B: Net Asset Value and offering price per share ($4,071,992 ÷ 361,175 shares)A		$ 11.27

Class C: Net Asset Value and offering price per share ($8,581,153 ÷ 761,881 shares)A		$ 11.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,058,606 ÷ 180,780 shares)		$ 11.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended September 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 562,695
Interest		20
Total income		562,715

Expenses
Distribution fees	$ 121,506
Independent trustees' compensation	87
Total expenses before reductions	121,593
Expense reductions	(87)	121,506
Net investment income (loss)		441,209
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(86,176)
Change in net unrealized appreciation (depreciation) on underlying funds		573,271
Net gain (loss)		487,095
Net increase (decrease) in net assets resulting from operations		$ 928,304

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 441,209	$ 662,933
Net realized gain (loss)	(86,176)	616,846
Change in net unrealized appreciation (depreciation)	573,271	1,887,861
Net increase (decrease) in net assets resulting from operations	928,304	3,167,640
Distributions to shareholders from net investment income	(142,202)	(559,364)
Distributions to shareholders from net realized gain	(548,838)	(151,533)
Total distributions	(691,040)	(710,897)
Share transactions - net increase (decrease)	9,890,034	17,491,701
Total increase (decrease) in net assets	10,127,298	19,948,444

Net Assets
Beginning of period	42,948,710	23,000,266
End of period (including undistributed net investment income of $441,117 and undistributed net investment income of $142,110, respectively)	$ 53,076,008	$ 42,948,710

Financial Highlights - Class A

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 10.57	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.25	.22	.09
Net realized and unrealized gain (loss)	.08	.76	.03	.46
Total from investment operations	.20	1.01	.25	.55
Distributions from net investment income	(.04)	(.20)	(.17)	(.06)
Distributions from net realized gain	(.14)	(.05)	- I	-
Total distributions	(.18)	(.25)	(.17)	(.06)
Net asset value, end of period	$ 11.35	$ 11.33	$ 10.57	$ 10.49
Total Return B, C, D	1.81%	9.63%	2.38%	5.52%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.26%	.33%	.33% A
Expenses net of all reductions	.25% A	.26%	.33%	.33% A
Net investment income (loss)	2.10% A	2.25%	2.13%	2.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,890	$ 16,194	$ 5,970	$ 1,386
Portfolio turnover rate	24% A	34%	24%	9% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 10.56	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.22	.20	.08
Net realized and unrealized gain (loss)	.09	.75	.03	.46
Total from investment operations	.19	.97	.23	.54
Distributions from net investment income	(.04)	(.17)	(.14)	(.06)
Distributions from net realized gain	(.14)	(.05)	- I	-
Total distributions	(.18)	(.22)	(.15) J	(.06)
Net asset value, end of period	$ 11.32	$ 11.31	$ 10.56	$ 10.48
Total Return B, C, D	1.66%	9.31%	2.17%	5.36%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.50%	.58%	.58% A
Expenses net of all reductions	.50% A	.50%	.58%	.58% A
Net investment income (loss)	1.85% A	2.00%	1.88%	1.97% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,474	$ 13,906	$ 7,977	$ 2,031
Portfolio turnover rate	24% A	34%	24%	9% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distribution of $.148 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.004 per share.

Financial Highlights - Class B

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.28	$ 10.53	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.16	.14	.06
Net realized and unrealized gain (loss)	.08	.76	.03	.46
Total from investment operations	.15	.92	.17	.52
Distributions from net investment income	(.02)	(.12)	(.11)	(.05)
Distributions from net realized gain	(.14)	(.05)	- I	-
Total distributions	(.16)	(.17)	(.11)	(.05)
Net asset value, end of period	$ 11.27	$ 11.28	$ 10.53	$ 10.47
Total Return B, C, D	1.36%	8.80%	1.64%	5.21%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.08%	1.08% A
Net investment income (loss)	1.35% A	1.50%	1.38%	1.47% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,072	$ 3,835	$ 2,747	$ 1,203
Portfolio turnover rate	24% A	34%	24%	9% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.27	$ 10.53	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.16	.14	.06
Net realized and unrealized gain (loss)	.08	.75	.04	.46
Total from investment operations	.15	.91	.18	.52
Distributions from net investment income	(.02)	(.12)	(.12)	(.05)
Distributions from net realized gain	(.14)	(.05)	- I	-
Total distributions	(.16)	(.17)	(.12)	(.05)
Net asset value, end of period	$ 11.26	$ 11.27	$ 10.53	$ 10.47
Total Return B, C, D	1.36%	8.74%	1.74%	5.21%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.01%	1.08%	1.08% A
Net investment income (loss)	1.35% A	1.50%	1.38%	1.47% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,581	$ 7,637	$ 5,655	$ 1,073
Portfolio turnover rate	24% A	34%	24%	9% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 10.60	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13	.28	.25	.10
Net realized and unrealized gain (loss)	.08	.76	.04	.45
Total from investment operations	.21	1.04	.29	.55
Distributions from net investment income	(.05)	(.22)	(.18)	(.06)
Distributions from net realized gain	(.14)	(.05)	- H	-
Total distributions	(.19)	(.27)	(.18)	(.06)
Net asset value, end of period	$ 11.39	$ 11.37	$ 10.60	$ 10.49
Total Return B, C	1.85%	9.92%	2.79%	5.52%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.08%	.08% A
Net investment income (loss)	2.35% A	2.50%	2.38%	2.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,059	$ 1,376	$ 651	$ 397
Portfolio turnover rate	24% A	34%	24%	9% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Investment Changes

Fund Holdings as of September 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	8.6	8.6
Fidelity Advisor Equity Growth Fund Institutional Class	4.9	5.0
Fidelity Advisor Equity Income Fund Institutional Class	8.6	8.6
Fidelity Advisor Growth & Income Fund Institutional Class	6.5	6.4
Fidelity Advisor Large Cap Fund Institutional Class	6.5	6.4
Fidelity Advisor Mid-Cap Fund Institutional Class	3.3	3.4
Fidelity Advisor Small Cap Fund Institutional Class	2.4	2.5
	40.8	40.9
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	4.9	4.2
Fidelity Advisor Overseas Fund Institutional Class	5.0	4.2
	9.9	8.4
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.0	5.0
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	14.6	17.6
Fidelity Advisor Intermediate Bond Fund Institutional Class	14.6	17.6
Fidelity Advisor Strategic Real Return Fund Institutional Class	5.5	0.9
	34.7	36.1
Short-Term Funds
Fidelity Advisor Short-Fixed Income Fund Institutional Class	4.8	4.8
Fidelity Cash Reserves Fund	4.8	4.8
	9.6	9.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	40.8%
International Equity Funds	9.9%
Investment Grade Fixed-Income Funds	34.7%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	9.6%

Six months ago
Domestic Equity Funds	40.9%
International Equity Funds	8.4%
Investment Grade Fixed-Income Funds	36.1%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	9.6%

Expected
Domestic Equity Funds	40.2%
International Equity Funds	10.1%
Investment Grade Fixed-Income Funds	34.9%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	9.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2006. The current allocation is based on the fund's holdings as of September 30, 2006. The expected allocation represents the fund's anticipated allocation at March 31, 2007.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 50.7%
	Shares	Value (Note 1)
Domestic Equity Funds - 40.8%
Fidelity Advisor Dividend Growth Fund Institutional Class	2,707,814	$ 35,851,455
Fidelity Advisor Equity Growth Fund Institutional Class (a)	389,341	20,417,026
Fidelity Advisor Equity Income Fund Institutional Class	1,145,048	35,553,747
Fidelity Advisor Growth & Income Fund Institutional Class	1,416,415	27,138,520
Fidelity Advisor Large Cap Fund Institutional Class	1,496,790	27,076,926
Fidelity Advisor Mid-Cap Fund Institutional Class	552,695	13,502,343
Fidelity Advisor Small Cap Fund Institutional Class	418,123	10,026,597
TOTAL DOMESTIC EQUITY FUNDS		169,566,614
International Equity Funds - 9.9%
Fidelity Advisor Diversified International Fund Institutional Class	895,620	20,652,992
Fidelity Advisor Overseas Fund Institutional Class	966,558	20,713,347
TOTAL INTERNATIONAL EQUITY FUNDS		41,366,339
TOTAL EQUITY FUNDS (Cost $186,035,504)		210,932,953
Fixed-Income Funds - 39.7%

High Yield Fixed-Income Funds - 5.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	2,185,390	20,826,771
Investment Grade Fixed-Income Funds - 34.7%
Fidelity Advisor Government Investment Fund Institutional Class	6,149,860	60,699,120
Fidelity Advisor Intermediate Bond Fund Institutional Class	5,590,771	60,603,958
Fidelity Advisor Strategic Real Return Fund Institutional Class	2,275,538	22,960,176
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		144,263,254
TOTAL FIXED-INCOME FUNDS (Cost $166,687,185)		165,090,025
Short-Term Funds - 9.6%

Fidelity Advisor Short-Fixed Income Fund Institutional Class	2,121,471	19,984,256
Fidelity Cash Reserves Fund	19,945,576	19,945,576
TOTAL SHORT-TERM FUNDS (Cost $40,067,453)		39,929,832
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $392,790,142)		$ 415,952,810
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $392,790,142) - See accompanying schedule		$ 415,952,810
Cash		7
Receivable for investments sold		1,365,019
Receivable for fund shares sold		817,999
Total assets		418,135,835

Liabilities
Payable for investments purchased	$ 296,913
Payable for fund shares redeemed	1,890,507
Distribution fees payable	165,071
Total liabilities		2,352,491

Net Assets		$ 415,783,344
Net Assets consist of:
Paid in capital		$ 390,617,509
Undistributed net investment income		3,523,415
Accumulated undistributed net realized gain (loss) on investments		(1,520,248)
Net unrealized appreciation (depreciation) on investments		23,162,668
Net Assets		$ 415,783,344
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($157,157,982 ÷ 13,328,644 shares)		$ 11.79

Maximum offering price per share (100/94.25 of $11.79)		$ 12.51
Class T: Net Asset Value and redemption price per share ($171,228,709 ÷ 14,579,804 shares)		$ 11.74

Maximum offering price per share (100/96.50 of $11.74)		$ 12.17
Class B: Net Asset Value and offering price per share ($33,680,576 ÷ 2,880,754 shares)A		$ 11.69

Class C: Net Asset Value and offering price per share ($42,505,193 ÷ 3,641,190 shares)A		$ 11.67

Institutional Class: Net Asset Value, offering price and redemption price per share ($11,210,884 ÷ 947,471 shares)		$ 11.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended September 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 4,452,653

Expenses
Distribution fees	$ 937,140
Independent trustees' compensation	723
Total expenses before reductions	937,863
Expense reductions	(723)	937,140
Net investment income (loss)		3,515,513
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(1,277,472)
Change in net unrealized appreciation (depreciation) on underlying funds		4,853,537
Net gain (loss)		3,576,065
Net increase (decrease) in net assets resulting from operations		$ 7,091,578

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,515,513	$ 5,895,515
Net realized gain (loss)	(1,277,472)	5,266,331
Change in net unrealized appreciation (depreciation)	4,853,537	15,956,793
Net increase (decrease) in net assets resulting from operations	7,091,578	27,118,639
Distributions to shareholders from net investment income	(1,248,171)	(5,136,102)
Distributions to shareholders from net realized gain	(5,193,899)	(1,279,124)
Total distributions	(6,442,070)	(6,415,226)
Share transactions - net increase (decrease)	42,205,585	123,162,830
Total increase (decrease) in net assets	42,855,093	143,866,243

Net Assets
Beginning of period	372,928,251	229,062,008
End of period (including undistributed net investment income of $3,523,415 and undistributed net investment income of $1,256,073, respectively)	$ 415,783,344	$ 372,928,251

Financial Highlights - Class A

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 11.01	$ 10.92	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.25	.23	.16
Net realized and unrealized gain (loss)	.09	.80	.04	.83
Total from investment operations	.21	1.05	.27	.99
Distributions from net investment income	(.05)	(.22)	(.18)	(.07)
Distributions from net realized gain	(.16)	(.06)	- I	-
Total distributions	(.21)	(.27) J	(.18)	(.07)
Net asset value, end of period	$ 11.79	$ 11.79	$ 11.01	$ 10.92
Total Return B, C, D	1.74%	9.65%	2.48%	9.92%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.26%	.33%	.33% A
Expenses net of all reductions	.25% A	.26%	.33%	.33% A
Net investment income (loss)	2.04% A	2.23%	2.10%	2.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 157,158	$ 146,593	$ 74,013	$ 32,615
Portfolio turnover rate	32% A	7%	5%	103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distribution of $.270 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.75	$ 10.97	$ 10.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.22	.20	.14
Net realized and unrealized gain (loss)	.09	.80	.04	.83
Total from investment operations	.19	1.02	.24	.97
Distributions from net investment income	(.04)	(.19)	(.17)	(.07)
Distributions from net realized gain	(.16)	(.06)	- I	-
Total distributions	(.20)	(.24) J	(.17)	(.07)
Net asset value, end of period	$ 11.74	$ 11.75	$ 10.97	$ 10.90
Total Return B, C, D	1.60%	9.42%	2.18%	9.72%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.51%	.58%	.58% A
Expenses net of all reductions	.50% A	.51%	.58%	.58% A
Net investment income (loss)	1.79% A	1.98%	1.86%	1.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 171,229	$ 143,012	$ 94,744	$ 29,964
Portfolio turnover rate	32% A	7%	5%	103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distribution of $.242 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.055 per share.

Financial Highlights - Class B

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 10.94	$ 10.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.17	.15	.10
Net realized and unrealized gain (loss)	.09	.79	.04	.83
Total from investment operations	.16	.96	.19	.93
Distributions from net investment income	(.02)	(.13)	(.12)	(.06)
Distributions from net realized gain	(.16)	(.06)	- I	-
Total distributions	(.18)	(.19)	(.12)	(.06)
Net asset value, end of period	$ 11.69	$ 11.71	$ 10.94	$ 10.87
Total Return B, C, D	1.39%	8.83%	1.72%	9.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.01%	1.08%	1.08% A
Net investment income (loss)	1.29% A	1.48%	1.35%	1.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,681	$ 33,404	$ 27,098	$ 14,897
Portfolio turnover rate	32% A	7%	5%	103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.69	$ 10.93	$ 10.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.17	.15	.10
Net realized and unrealized gain (loss)	.09	.78	.04	.83
Total from investment operations	.16	.95	.19	.93
Distributions from net investment income	(.02)	(.14)	(.13)	(.06)
Distributions from net realized gain	(.16)	(.06)	- I	-
Total distributions	(.18)	(.19) J	(.13)	(.06)
Net asset value, end of period	$ 11.67	$ 11.69	$ 10.93	$ 10.87
Total Return B, C, D	1.40%	8.78%	1.72%	9.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.01%	1.08%	1.08% A
Net investment income (loss)	1.29% A	1.48%	1.36%	1.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,505	$ 38,882	$ 27,668	$ 11,552
Portfolio turnover rate	32% A	7%	5%	103% A
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distribution of $.191 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.055 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 11.03	$ 10.93	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13	.28	.26	.17
Net realized and unrealized gain (loss)	.09	.80	.05	.83
Total from investment operations	.22	1.08	.31	1.00
Distributions from net investment income	(.05)	(.24)	(.20)	(.07)
Distributions from net realized gain	(.16)	(.06)	- H	-
Total distributions	(.21)	(.29) J	(.21) I	(.07)
Net asset value, end of period	$ 11.83	$ 11.82	$ 11.03	$ 10.93
Total Return B, C	1.89%	9.94%	2.80%	10.02%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.01%	.08%	.08% A
Expenses net of all reductions	.00% A	.01%	.08%	.08% A
Net investment income (loss)	2.29% A	2.48%	2.35%	2.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,211	$ 11,038	$ 5,538	$ 1,691
Portfolio turnover rate	32% A	7%	5%	103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distribution of $.206 per share is comprised of distributions from net investment income of $.204 and distributions from net realized gain of $.002 per share.

J Total distribution of $.292 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Investment Changes

Fund Holdings as of September 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	10.0	9.9
Fidelity Advisor Equity Growth Fund Institutional Class	5.7	5.8
Fidelity Advisor Equity Income Fund Institutional Class	9.9	10.0
Fidelity Advisor Growth & Income Fund Institutional Class	7.6	7.7
Fidelity Advisor Large Cap Fund Institutional Class	7.5	7.7
Fidelity Advisor Mid-Cap Fund Institutional Class	3.7	4.0
Fidelity Advisor Small Cap Fund Institutional Class	2.8	3.0
	47.2	48.1
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	5.7	5.5
Fidelity Advisor Overseas Fund Institutional Class	5.8	5.4
	11.5	10.9
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	6.3	6.7
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	12.8	14.5
Fidelity Advisor Intermediate Bond Fund Institutional Class	12.7	14.6
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.8	1.0
	30.3	30.1
Short-Term Funds
Fidelity Advisor Short-Fixed Income Fund Institutional Class	2.4	2.1
Fidelity Cash Reserves Fund	2.3	2.1
	4.7	4.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	47.2%
International Equity Funds	11.5%
Investment Grade Fixed-Income Funds	30.3%
High Yield Fixed-Income Funds	6.3%
Short-Term Funds	4.7%

Six months ago
Domestic Equity Funds	48.1%
International Equity Funds	10.9%
Investment Grade Fixed-Income Funds	30.1%
High Yield Fixed-Income Funds	6.7%
Short-Term Funds	4.2%

Expected
Domestic Equity Funds	45.6%
International Equity Funds	11.4%
Investment Grade Fixed-Income Funds	31.3%
High Yield Fixed-Income Funds	6.1%
Short-Term Funds	5.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2006. The current allocation is based on the fund's holdings as of September 30, 2006. The expected allocation represents the fund's anticipated allocation at March 31, 2007.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 58.7%
	Shares	Value (Note 1)
Domestic Equity Funds - 47.2%
Fidelity Advisor Dividend Growth Fund Institutional Class	3,352,174	$ 44,382,782
Fidelity Advisor Equity Growth Fund Institutional Class (a)	481,755	25,263,214
Fidelity Advisor Equity Income Fund Institutional Class	1,416,622	43,986,113
Fidelity Advisor Growth & Income Fund Institutional Class	1,753,525	33,597,548
Fidelity Advisor Large Cap Fund Institutional Class	1,852,522	33,512,128
Fidelity Advisor Mid-Cap Fund Institutional Class	683,135	16,688,976
Fidelity Advisor Small Cap Fund Institutional Class	517,279	12,404,355
TOTAL DOMESTIC EQUITY FUNDS		209,835,116
International Equity Funds - 11.5%
Fidelity Advisor Diversified International Fund Institutional Class	1,106,660	25,519,587
Fidelity Advisor Overseas Fund Institutional Class	1,194,762	25,603,757
TOTAL INTERNATIONAL EQUITY FUNDS		51,123,344
TOTAL EQUITY FUNDS (Cost $236,185,731)		260,958,460
Fixed-Income Funds - 36.6%

High Yield Fixed-Income Funds - 6.3%
Fidelity Advisor High Income Advantage Fund Institutional Class	2,937,044	27,990,025
Investment Grade Fixed-Income Funds - 30.3%
Fidelity Advisor Government Investment Fund Institutional Class	5,751,785	56,770,116
Fidelity Advisor Intermediate Bond Fund Institutional Class	5,226,020	56,650,059
Fidelity Advisor Strategic Real Return Fund Institutional Class	2,098,145	21,170,288
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		134,590,463
TOTAL FIXED-INCOME FUNDS (Cost $163,602,054)		162,580,488
Short-Term Funds - 4.7%

Fidelity Advisor Short-Fixed Income Fund Institutional Class	1,107,394	10,431,649
Fidelity Cash Reserves Fund	10,409,442	10,409,442
TOTAL SHORT-TERM FUNDS (Cost $20,851,800)		20,841,091
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $420,639,585)		$ 444,380,039
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $420,639,585) - See accompanying schedule		$ 444,380,039
Cash		207
Receivable for investments sold		1,545,738
Receivable for fund shares sold		1,159,987
Total assets		447,085,971

Liabilities
Payable for investments purchased	$ 647,659
Payable for fund shares redeemed	2,028,320
Distribution fees payable	165,009
Total liabilities		2,840,988

Net Assets		$ 444,244,983
Net Assets consist of:
Paid in capital		$ 417,769,089
Undistributed net investment income		2,920,031
Accumulated undistributed net realized gain (loss) on investments		(184,591)
Net unrealized appreciation (depreciation) on investments		23,740,454
Net Assets		$ 444,244,983
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($182,690,855 ÷ 15,452,265 shares)		$ 11.82

Maximum offering price per share (100/94.25 of $11.82)		$ 12.54
Class T: Net Asset Value and redemption price per share ($145,943,284 ÷ 12,377,293 shares)		$ 11.79

Maximum offering price per share (100/96.50 of $11.79)		$ 12.22
Class B: Net Asset Value and offering price per share ($38,003,059 ÷ 3,238,747 shares)A		$ 11.73

Class C: Net Asset Value and offering price per share ($44,337,642 ÷ 3,778,971 shares)A		$ 11.73

Institutional Class: Net Asset Value, offering price and redemption price per share ($33,270,143 ÷ 2,800,092 shares)		$ 11.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended September 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 3,853,825
Interest		201
Total income		3,854,026

Expenses
Distribution fees	$ 903,653
Independent trustees' compensation	711
Total expenses before reductions	904,364
Expense reductions	(711)	903,653
Net investment income (loss)		2,950,373
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(182,629)
Change in net unrealized appreciation (depreciation) on underlying funds		4,179,282
Net gain (loss)		3,996,653
Net increase (decrease) in net assets resulting from operations		$ 6,947,026

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,950,373	$ 4,052,598
Net realized gain (loss)	(182,629)	5,365,866
Change in net unrealized appreciation (depreciation)	4,179,282	18,399,382
Net increase (decrease) in net assets resulting from operations	6,947,026	27,817,846
Distributions to shareholders from net investment income	(904,959)	(3,337,676)
Distributions to shareholders from net realized gain	(4,845,361)	(1,130,850)
Total distributions	(5,750,320)	(4,468,526)
Share transactions - net increase (decrease)	93,309,402	174,816,071
Total increase (decrease) in net assets	94,506,108	198,165,391

Net Assets
Beginning of period	349,738,875	151,573,484
End of period (including undistributed net investment income of $2,920,031 and undistributed net investment income of $874,617, respectively)	$ 444,244,983	$ 349,738,875

Financial Highlights - Class A

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.84	$ 10.77	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.22	.21	.07
Net realized and unrealized gain (loss)	.07	1.07	.13	.56
Total from investment operations	.17	1.29	.34	.63
Distributions from net investment income	(.04)	(.16)	(.14)	(.06)
Distributions from net realized gain	(.16)	(.06)	- I	-
Total distributions	(.19) J	(.22)	(.14)	(.06)
Net asset value, end of period	$ 11.82	$ 11.84	$ 10.77	$ 10.57
Total Return B, C, D	1.43%	12.12%	3.22%	6.32%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.26%	.33%	.33% A
Expenses net of all reductions	.25% A	.26%	.33%	.33% A
Net investment income (loss)	1.71% A	1.93%	2.02%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 182,691	$ 128,241	$ 45,028	$ 4,773
Portfolio turnover rate	4% A	4%	3%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distribution of $.190 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.81	$ 10.76	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.19	.19	.06
Net realized and unrealized gain (loss)	.08	1.06	.13	.57
Total from investment operations	.16	1.25	.32	.63
Distributions from net investment income	(.03)	(.14)	(.13)	(.06)
Distributions from net realized gain	(.16)	(.06)	- I	-
Total distributions	(.18) J	(.20)	(.13)	(.06)
Net asset value, end of period	$ 11.79	$ 11.81	$ 10.76	$ 10.57
Total Return B, C, D	1.37%	11.71%	3.01%	6.27%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.51%	.58%	.58% A
Expenses net of all reductions	.50% A	.51%	.58%	.58% A
Net investment income (loss)	1.46% A	1.68%	1.77%	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 145,943	$ 125,323	$ 55,945	$ 5,038
Portfolio turnover rate	4% A	4%	3%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distribution of $.183 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.155 per share.

Financial Highlights - Class B

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.77	$ 10.73	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.13	.13	.04
Net realized and unrealized gain (loss)	.07	1.06	.13	.58
Total from investment operations	.13	1.19	.26	.62
Distributions from net investment income	(.01)	(.09)	(.09)	(.06)
Distributions from net realized gain	(.16)	(.06)	- I	-
Total distributions	(.17)	(.15)	(.09)	(.06)
Net asset value, end of period	$ 11.73	$ 11.77	$ 10.73	$ 10.56
Total Return B, C, D	1.09%	11.17%	2.49%	6.17%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.01%	1.08%	1.08% A
Net investment income (loss)	.96% A	1.18%	1.28%	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,003	$ 33,633	$ 18,813	$ 4,259
Portfolio turnover rate	4% A	4%	3%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.77	$ 10.73	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.13	.13	.04
Net realized and unrealized gain (loss)	.07	1.06	.13	.57
Total from investment operations	.13	1.19	.26	.61
Distributions from net investment income	(.02)	(.09)	(.09)	(.05)
Distributions from net realized gain	(.16)	(.06)	- I	-
Total distributions	(.17) J	(.15)	(.09)	(.05)
Net asset value, end of period	$ 11.73	$ 11.77	$ 10.73	$ 10.56
Total Return B, C, D	1.10%	11.19%	2.47%	6.12%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.01%	1.08%	1.08% A
Net investment income (loss)	.96% A	1.18%	1.28%	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,338	$ 35,656	$ 18,926	$ 3,593
Portfolio turnover rate	4% A	4%	3%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distribution of $.170 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.155 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.89	$ 10.81	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.25	.24	.09
Net realized and unrealized gain (loss)	.08	1.07	.13	.56
Total from investment operations	.19	1.32	.37	.65
Distributions from net investment income	(.04)	(.18)	(.15)	(.06)
Distributions from net realized gain	(.16)	(.06)	- H	-
Total distributions	(.20)	(.24)	(.15)	(.06)
Net asset value, end of period	$ 11.88	$ 11.89	$ 10.81	$ 10.59
Total Return B, C	1.56%	12.36%	3.52%	6.52%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.08%	.08% A
Net investment income (loss)	1.96% A	2.18%	2.27%	2.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,270	$ 26,886	$ 12,861	$ 282
Portfolio turnover rate	4% A	4%	3%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Investment Changes

Fund Holdings as of September 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	11.8	11.8
Fidelity Advisor Equity Growth Fund Institutional Class	6.7	7.0
Fidelity Advisor Equity Income Fund Institutional Class	11.6	11.9
Fidelity Advisor Growth & Income Fund Institutional Class	8.8	8.7
Fidelity Advisor Large Cap Fund Institutional Class	8.8	8.7
Fidelity Advisor Mid-Cap Fund Institutional Class	4.4	4.7
Fidelity Advisor Small Cap Fund Institutional Class	3.3	3.5
	55.4	56.3
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	6.8	6.4
Fidelity Advisor Overseas Fund Institutional Class	6.9	6.4
	13.7	12.8
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.4	7.6
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	9.8	11.2
Fidelity Advisor Intermediate Bond Fund Institutional Class	9.7	11.3
Fidelity Advisor Strategic Real Return Fund Institutional Class	3.8	0.7
	23.3	23.2
Short-Term Funds
Fidelity Advisor Short-Fixed Income Fund Institutional Class	0.1	0.1
Fidelity Cash Reserves Fund	0.1	0.0
	0.2	0.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	55.4%
International Equity Funds	13.7%
Investment Grade Fixed-Income Funds	23.3%
High Yield Fixed-Income Funds	7.4%
Short-Term Funds	0.2%

Six months ago
Domestic Equity Funds	56.3%
International Equity Funds	12.8%
Investment Grade Fixed-Income Funds	23.2%
High Yield Fixed-Income Funds	7.6%
Short-Term Funds	0.1%

Expected
Domestic Equity Funds	54.7%
International Equity Funds	13.7%
Investment Grade Fixed-Income Funds	23.8%
High Yield Fixed-Income Funds	7.5%
Short-Term Funds	0.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2006. The current allocation is based on the fund's holdings as of September 30, 2006. The expected allocation represents the fund's anticipated allocation at March 31, 2007.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 69.1%
	Shares	Value (Note 1)
Domestic Equity Funds - 55.4%
Fidelity Advisor Dividend Growth Fund Institutional Class	7,837,078	$ 103,762,908
Fidelity Advisor Equity Growth Fund Institutional Class (a)	1,117,297	58,591,077
Fidelity Advisor Equity Income Fund Institutional Class	3,298,194	102,408,931
Fidelity Advisor Growth & Income Fund Institutional Class	4,065,855	77,901,784
Fidelity Advisor Large Cap Fund Institutional Class	4,305,721	77,890,500
Fidelity Advisor Mid-Cap Fund Institutional Class	1,593,514	38,929,553
Fidelity Advisor Small Cap Fund Institutional Class	1,204,192	28,876,528
TOTAL DOMESTIC EQUITY FUNDS		488,361,281
International Equity Funds - 13.7%
Fidelity Advisor Diversified International Fund Institutional Class	2,603,903	60,046,001
Fidelity Advisor Overseas Fund Institutional Class	2,811,056	60,240,930
TOTAL INTERNATIONAL EQUITY FUNDS		120,286,931
TOTAL EQUITY FUNDS (Cost $538,195,704)		608,648,212
Fixed-Income Funds - 30.7%

High Yield Fixed-Income Funds - 7.4%
Fidelity Advisor High Income Advantage Fund Institutional Class	6,864,153	65,415,375
Investment Grade Fixed-Income Funds - 23.3%
Fidelity Advisor Government Investment Fund Institutional Class	8,710,653	85,974,142
Fidelity Advisor Intermediate Bond Fund Institutional Class	7,921,003	85,863,671
Fidelity Advisor Strategic Real Return Fund Institutional Class	3,325,254	33,551,809
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		205,389,622
TOTAL FIXED-INCOME FUNDS (Cost $271,401,528)		270,804,997
Short-Term Funds - 0.2%

Fidelity Advisor Short-Fixed Income Fund Institutional Class	101,188	953,190
Fidelity Cash Reserves Fund	949,058	949,058
TOTAL SHORT-TERM FUNDS (Cost $1,900,304)		1,902,248
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $811,497,536)		$ 881,355,457
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $811,497,536) - See accompanying schedule		$ 881,355,457
Cash		4,409
Receivable for investments sold		1,008,568
Receivable for fund shares sold		1,552,484
Total assets		883,920,918

Liabilities
Payable for investments purchased	$ 365,602
Payable for fund shares redeemed	2,199,896
Distribution fees payable	340,777
Total liabilities		2,906,275

Net Assets		$ 881,014,643
Net Assets consist of:
Paid in capital		$ 809,198,064
Undistributed net investment income		4,358,062
Accumulated undistributed net realized gain (loss) on investments		(2,399,404)
Net unrealized appreciation (depreciation) on investments		69,857,921
Net Assets		$ 881,014,643
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($343,296,414 ÷ 26,934,032 shares)		$ 12.75

Maximum offering price per share (100/94.25 of $12.75)		$ 13.53
Class T: Net Asset Value and redemption price per share ($365,328,969 ÷ 28,711,010 shares)		$ 12.72

Maximum offering price per share (100/96.50 of $12.72)		$ 13.18
Class B: Net Asset Value and offering price per share ($76,842,660 ÷ 6,070,887 shares)A		$ 12.66

Class C: Net Asset Value and offering price per share ($70,264,255 ÷ 5,555,264 shares)A		$ 12.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($25,282,345 ÷ 1,974,027 shares)		$ 12.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended September 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 6,230,518

Expenses
Distribution fees	$ 1,895,327
Independent trustees' compensation	1,467
Total expenses before reductions	1,896,794
Expense reductions	(1,467)	1,895,327
Net investment income (loss)		4,335,191
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(2,138,128)
Change in net unrealized appreciation (depreciation) on underlying funds		9,581,290
Net gain (loss)		7,443,162
Net increase (decrease) in net assets resulting from operations		$ 11,778,353

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,335,191	$ 7,591,715
Net realized gain (loss)	(2,138,128)	15,057,100
Change in net unrealized appreciation (depreciation)	9,581,290	49,835,325
Net increase (decrease) in net assets resulting from operations	11,778,353	72,484,140
Distributions to shareholders from net investment income	(1,327,611)	(6,539,824)
Distributions to shareholders from net realized gain	(14,161,296)	(3,059,372)
Total distributions	(15,488,907)	(9,599,196)
Share transactions - net increase (decrease)	149,895,926	258,660,731
Total increase (decrease) in net assets	146,185,372	321,545,675

Net Assets
Beginning of period	734,829,271	413,283,596
End of period (including undistributed net investment income of $4,358,062 and undistributed net investment income of $1,350,482, respectively)	$ 881,014,643	$ 734,829,271

Financial Highlights - Class A

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.85	$ 11.53	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.19	.20	.13
Net realized and unrealized gain (loss)	.08	1.36	.23	1.25
Total from investment operations	.16	1.55	.43	1.38
Distributions from net investment income	(.03)	(.16)	(.18)	(.09)
Distributions from net realized gain	(.24)	(.08)	- I	-
Total distributions	(.26) L	(.23) K	(.19) J	(.09)
Net asset value, end of period	$ 12.75	$ 12.85	$ 11.53	$ 11.29
Total Return B, C, D	1.26%	13.62%	3.75%	13.78%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.26%	.33%	.33% A
Expenses net of all reductions	.25% A	.26%	.33%	.33% A
Net investment income (loss)	1.31% A	1.60%	1.80%	1.74% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 343,296	$ 284,466	$ 135,306	$ 72,334
Portfolio turnover rate	26% A	6%	1%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distribution of $.185 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.004 per share.

K Total distribution of $.233 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

L Total distribution of $.264 per share is comprised of distributions from net investment income of $.029 and distributions from net realized gain of $.235 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 11.52	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.16	.18	.11
Net realized and unrealized gain (loss)	.08	1.36	.21	1.26
Total from investment operations	.15	1.52	.39	1.37
Distributions from net investment income	(.02)	(.13)	(.16)	(.08)
Distributions from net realized gain	(.24)	(.08)	- I	-
Total distributions	(.26)	(.21)	(.16)	(.08)
Net asset value, end of period	$ 12.72	$ 12.83	$ 11.52	$ 11.29
Total Return B, C, D	1.12%	13.28%	3.46%	13.73%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.51%	.58%	.58% A
Expenses net of all reductions	.50% A	.51%	.58%	.58% A
Net investment income (loss)	1.06% A	1.35%	1.55%	1.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 365,329	$ 296,477	$ 177,336	$ 52,310
Portfolio turnover rate	26% A	6%	1%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.78	$ 11.48	$ 11.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.10	.12	.07
Net realized and unrealized gain (loss)	.09	1.35	.21	1.27
Total from investment operations	.12	1.45	.33	1.34
Distributions from net investment income	(.01)	(.08)	(.12)	(.07)
Distributions from net realized gain	(.24)	(.07)	- I	-
Total distributions	(.24) J	(.15)	(.12)	(.07)
Net asset value, end of period	$ 12.66	$ 12.78	$ 11.48	$ 11.27
Total Return B, C, D	.93%	12.71%	2.93%	13.37%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.01%	1.08%	1.08% A
Net investment income (loss)	.56% A	.85%	1.05%	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,843	$ 71,232	$ 49,398	$ 23,274
Portfolio turnover rate	26% A	6%	1%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distribution of $.241 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.235 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.77	$ 11.48	$ 11.26	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.10	.12	.07
Net realized and unrealized gain (loss)	.09	1.34	.22	1.26
Total from investment operations	.12	1.44	.34	1.33
Distributions from net investment income	(.01)	(.08)	(.12)	(.07)
Distributions from net realized gain	(.24)	(.07)	- I	-
Total distributions	(.24) J	(.15)	(.12)	(.07)
Net asset value, end of period	$ 12.65	$ 12.77	$ 11.48	$ 11.26
Total Return B, C, D	.93%	12.66%	3.02%	13.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.01%	1.08%	1.08% A
Net investment income (loss)	.56% A	.85%	1.05%	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,264	$ 61,442	$ 39,310	$ 15,871
Portfolio turnover rate	26% A	6%	1%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distribution of $.242 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.235 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.90	$ 11.57	$ 11.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.23	.23	.15
Net realized and unrealized gain (loss)	.08	1.36	.23	1.25
Total from investment operations	.18	1.59	.46	1.40
Distributions from net investment income	(.04)	(.18)	(.20)	(.09)
Distributions from net realized gain	(.24)	(.08)	- H	-
Total distributions	(.27) I	(.26)	(.20)	(.09)
Net asset value, end of period	$ 12.81	$ 12.90	$ 11.57	$ 11.31
Total Return B, C	1.39%	13.88%	4.06%	14.03%
Ratios to Average Net Assets E. G
Expenses before reductions	.00% A	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.08%	.08% A
Net investment income (loss)	1.56% A	1.85%	2.05%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,282	$ 21,212	$ 11,932	$ 2,278
Portfolio turnover rate	26% A	6%	1%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distribution of $.271 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.235 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Investment Changes

Fund Holdings as of September 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	12.2	12.4
Fidelity Advisor Equity Growth Fund Institutional Class	7.0	7.2
Fidelity Advisor Equity Income Fund Institutional Class	12.2	12.5
Fidelity Advisor Growth & Income Fund Institutional Class	9.3	9.6
Fidelity Advisor Large Cap Fund Institutional Class	9.3	9.7
Fidelity Advisor Mid-Cap Fund Institutional Class	4.6	5.0
Fidelity Advisor Small Cap Fund Institutional Class	3.4	3.7
	58.0	60.1
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	7.2	6.7
Fidelity Advisor Overseas Fund Institutional Class	7.2	6.6
	14.4	13.3
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.5	7.5
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	8.4	9.3
Fidelity Advisor Intermediate Bond Fund Institutional Class	8.4	9.3
Fidelity Advisor Strategic Real Return Fund Institutional Class	3.3	0.5
	20.1	19.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	58.0%
International Equity Funds	14.4%
Investment Grade Fixed-Income Funds	20.1%
High Yield Fixed-Income Funds	7.5%

Six months ago
Domestic Equity Funds	60.1%
International Equity Funds	13.3%
Investment Grade Fixed-Income Funds	19.1%
High Yield Fixed-Income Funds	7.5%

Expected
Domestic Equity Funds	57.0%
International Equity Funds	14.3%
Investment Grade Fixed-Income Funds	21.2%
High Yield Fixed-Income Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2006. The current allocation is based on the fund's holdings as of September 30, 2006. The expected allocation represents the fund's anticipated allocation at March 31, 2007.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 72.4%
	Shares	Value (Note 1)
Domestic Equity Funds - 58.0%
Fidelity Advisor Dividend Growth Fund Institutional Class	3,185,010	$ 42,169,533
Fidelity Advisor Equity Growth Fund Institutional Class (a)	457,888	24,011,654
Fidelity Advisor Equity Income Fund Institutional Class	1,354,065	42,043,732
Fidelity Advisor Growth & Income Fund Institutional Class	1,669,971	31,996,649
Fidelity Advisor Large Cap Fund Institutional Class	1,767,937	31,981,975
Fidelity Advisor Mid-Cap Fund Institutional Class	654,110	15,979,899
Fidelity Advisor Small Cap Fund Institutional Class	494,819	11,865,769
TOTAL DOMESTIC EQUITY FUNDS		200,049,211
International Equity Funds - 14.4%
Fidelity Advisor Diversified International Fund Institutional Class	1,070,138	24,677,383
Fidelity Advisor Overseas Fund Institutional Class	1,156,023	24,773,576
TOTAL INTERNATIONAL EQUITY FUNDS		49,450,959
TOTAL EQUITY FUNDS (Cost $225,778,214)		249,500,170
Fixed-Income Funds - 27.6%

High Yield Fixed-Income Funds - 7.5%
Fidelity Advisor High Income Advantage Fund Institutional Class	2,697,827	25,710,288
Investment Grade Fixed-Income Funds - 20.1%
Fidelity Advisor Government Investment Fund Institutional Class	2,948,911	29,105,754
Fidelity Advisor Intermediate Bond Fund Institutional Class	2,681,751	29,070,182
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,117,936	11,279,976
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		69,455,912
TOTAL FIXED-INCOME FUNDS (Cost $95,463,984)		95,166,200
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $321,242,198)		$ 344,666,370
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $321,242,198) - See accompanying schedule		$ 344,666,370
Cash		4,033
Receivable for investments sold		1,478,056
Receivable for fund shares sold		979,217
Total assets		347,127,676

Liabilities
Payable for investments purchased	$ 406,483
Payable for fund shares redeemed	2,054,762
Distribution fees payable	125,653
Total liabilities		2,586,898

Net Assets		$ 344,540,778
Net Assets consist of:
Paid in capital		$ 319,737,029
Undistributed net investment income		1,479,620
Accumulated undistributed net realized gain (loss) on investments		(100,043)
Net unrealized appreciation (depreciation) on investments		23,424,172
Net Assets		$ 344,540,778
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($170,516,784 ÷ 13,905,470 shares)		$ 12.26

Maximum offering price per share (100/94.25 of $12.26)		$ 13.01
Class T: Net Asset Value and redemption price per share ($109,491,756 ÷ 8,927,316 shares)		$ 12.26

Maximum offering price per share (100/96.50 of $12.26)		$ 12.70
Class B: Net Asset Value and offering price per share ($31,370,168 ÷ 2,580,284 shares)A		$ 12.16

Class C: Net Asset Value and offering price per share ($25,169,111 ÷ 2,070,404 shares)A		$ 12.16

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,992,959 ÷ 648,909 shares)		$ 12.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	September 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,171,637
Interest		89
Total income		2,171,726

Expenses
Distribution fees	$ 682,276
Independent trustees' compensation	547
Total expenses before reductions	682,823
Expense reductions	(547)	682,276
Net investment income (loss)		1,489,450
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(44,674)
Change in net unrealized appreciation (depreciation) on underlying funds		3,296,841
Net gain (loss)		3,252,167
Net increase (decrease) in net assets resulting from operations		$ 4,741,617

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,489,450	$ 2,279,349
Net realized gain (loss)	(44,674)	4,997,172
Change in net unrealized appreciation (depreciation)	3,296,841	18,627,272
Net increase (decrease) in net assets resulting from operations	4,741,617	25,903,793
Distributions to shareholders from net investment income	(294,886)	(2,006,218)
Distributions to shareholders from net realized gain	(4,690,519)	(689,007)
Total distributions	(4,985,405)	(2,695,225)
Share transactions - net increase (decrease)	79,724,441	119,342,923
Total increase (decrease) in net assets	79,480,653	142,551,491

Net Assets
Beginning of period	265,060,125	122,508,634
End of period (including undistributed net investment income of $1,479,620 and undistributed net investment income of $285,056, respectively)	$ 344,540,778	$ 265,060,125

Financial Highlights - Class A

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.34	$ 10.96	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.17	.19	.06
Net realized and unrealized gain (loss)	.07	1.39	.23	.67
Total from investment operations	.14	1.56	.42	.73
Distributions from net investment income	(.02)	(.13)	(.13)	(.06)
Distributions from net realized gain	(.20)	(.05)	- I	-
Total distributions	(.22)	(.18)	(.13)	(.06)
Net asset value, end of period	$ 12.26	$ 12.34	$ 10.96	$ 10.67
Total Return B,C,D	1.16%	14.35%	3.96%	7.32%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.25%	.33%	.33% A
Expenses net of all reductions	.25% A	.25%	.33%	.33% A
Net investment income (loss)	1.18% A	1.44%	1.76%	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 170,517	$ 128,504	$ 59,347	$ 2,284
Portfolio turnover rate	2% A	5%	10%	6% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.35	$ 10.97	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.14	.16	.05
Net realized and unrealized gain (loss)	.06	1.39	.24	.70
Total from investment operations	.12	1.53	.40	.75
Distributions from net investment income	(.01)	(.11)	(.12)	(.06)
Distributions from net realized gain	(.20)	(.05)	- I	-
Total distributions	(.21)	(.15) J	(.12)	(.06)
Net asset value, end of period	$ 12.26	$ 12.35	$ 10.97	$ 10.69
Total Return B,C,D	1.02%	14.07%	3.75%	7.52%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.50%	.58%	.58% A
Expenses net of all reductions	.50% A	.50%	.58%	.58% A
Net investment income (loss)	.93% A	1.19%	1.51%	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109,492	$ 83,955	$ 36,966	$ 2,556
Portfolio turnover rate	2% A	5%	10%	6% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distribution of $.154 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.046 per share.

Financial Highlights - Class B

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.26	$ 10.91	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.08	.11	.03
Net realized and unrealized gain (loss)	.07	1.38	.24	.67
Total from investment operations	.10	1.46	.35	.70
Distributions from net investment income	-	(.07)	(.08)	(.06)
Distributions from net realized gain	(.20)	(.04)	- I	-
Total distributions	(.20)	(.11)	(.08)	(.06)
Net asset value, end of period	$ 12.16	$ 12.26	$ 10.91	$ 10.64
Total Return B,C,D	.82%	13.46%	3.29%	6.97%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.01%	1.08%	1.08% A
Net investment income (loss)	.43% A	.69%	1.01%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,370	$ 27,111	$ 13,415	$ 2,771
Portfolio turnover rate	2% A	5%	10%	6% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.26	$ 10.91	$ 10.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.08	.11	.03
Net realized and unrealized gain (loss)	.07	1.38	.23	.67
Total from investment operations	.10	1.46	.34	.70
Distributions from net investment income	-	(.07)	(.08)	(.05)
Distributions from net realized gain	(.20)	(.04)	- I	-
Total distributions	(.20)	(.11)	(.08)	(.05)
Net asset value, end of period	$ 12.16	$ 12.26	$ 10.91	$ 10.65
Total Return B,C,D	.83%	13.46%	3.19%	7.02%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.01%	1.08%	1.08% A
Net investment income (loss)	.43% A	.69%	1.01%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,169	$ 20,323	$ 10,859	$ 2,137
Portfolio turnover rate	2% A	5%	10%	6% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.39	$ 10.99	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.20	.22	.08
Net realized and unrealized gain (loss)	.07	1.40	.24	.66
Total from investment operations	.16	1.60	.46	.74
Distributions from net investment income	(.02)	(.15)	(.15)	(.06)
Distributions from net realized gain	(.20)	(.05)	- H	-
Total distributions	(.23) I	(.20)	(.15)	(.06)
Net asset value, end of period	$ 12.32	$ 12.39	$ 10.99	$ 10.68
Total Return B,C	1.28%	14.69%	4.25%	7.42%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.08%	.08% A
Net investment income (loss)	1.43% A	1.69%	2.01%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,993	$ 5,167	$ 1,921	$ 222
Portfolio turnover rate	2% A	5%	10%	6% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distribution of $.227 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.203 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Investment Changes

Fund Holdings as of September 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	13.8	13.8
Fidelity Advisor Equity Growth Fund Institutional Class	7.9	8.1
Fidelity Advisor Equity Income Fund Institutional Class	13.9	14.0
Fidelity Advisor Growth & Income Fund Institutional Class	10.5	10.7
Fidelity Advisor Large Cap Fund Institutional Class	10.5	10.8
Fidelity Advisor Mid-Cap Fund Institutional Class	5.3	5.6
Fidelity Advisor Small Cap Fund Institutional Class	3.9	4.1
	65.8	67.1
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	8.2	7.7
Fidelity Advisor Overseas Fund Institutional Class	8.3	7.7
	16.5	15.4
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.4	7.6
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	4.3	4.8
Fidelity Advisor Intermediate Bond Fund Institutional Class	4.3	4.8
Fidelity Advisor Strategic Real Return Fund Institutional Class	1.7	0.3
	10.3	9.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	65.8%
International Equity Funds	16.5%
Investment Grade Fixed-Income Funds	10.3%
High Yield Fixed-Income Funds	7.4%

Six months ago
Domestic Equity Funds	67.1%
International Equity Funds	15.4%
Investment Grade Fixed-Income Funds	9.9%
High Yield Fixed-Income Funds	7.6%

Expected
Domestic Equity Funds	65.7%
International Equity Funds	16.4%
Investment Grade Fixed-Income Funds	10.4%
High Yield Fixed-Income Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2006. The current allocation is based on the fund's holdings as of September 30, 2006. The expected allocation represents the fund's anticipated allocation at March 31, 2007.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.3%
	Shares	Value (Note 1)
Domestic Equity Funds - 65.8%
Fidelity Advisor Dividend Growth Fund Institutional Class	5,657,219	$ 74,901,580
Fidelity Advisor Equity Growth Fund Institutional Class (a)	818,672	42,931,177
Fidelity Advisor Equity Income Fund Institutional Class	2,433,315	75,554,424
Fidelity Advisor Growth & Income Fund Institutional Class	2,988,231	57,254,510
Fidelity Advisor Large Cap Fund Institutional Class	3,168,815	57,323,869
Fidelity Advisor Mid-Cap Fund Institutional Class	1,176,004	28,729,790
Fidelity Advisor Small Cap Fund Institutional Class	887,265	21,276,614
TOTAL DOMESTIC EQUITY FUNDS		357,971,964
International Equity Funds - 16.5%
Fidelity Advisor Diversified International Fund Institutional Class	1,938,705	44,706,539
Fidelity Advisor Overseas Fund Institutional Class	2,096,091	44,919,233
TOTAL INTERNATIONAL EQUITY FUNDS		89,625,772
TOTAL EQUITY FUNDS (Cost $400,077,740)		447,597,736
Fixed-Income Funds - 17.7%

High Yield Fixed-Income Funds - 7.4%
Fidelity Advisor High Income Advantage Fund Institutional Class	4,249,185	40,494,737
Investment Grade Fixed-Income Funds - 10.3%
Fidelity Advisor Government Investment Fund Institutional Class	2,376,682	23,457,849
Fidelity Advisor Intermediate Bond Fund Institutional Class	2,163,786	23,455,443
Fidelity Advisor Strategic Real Return Fund Institutional Class	907,968	9,161,401
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		56,074,693
TOTAL FIXED-INCOME FUNDS (Cost $96,322,599)		96,569,430
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $496,400,339)		$ 544,167,166
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $496,400,339) - See accompanying schedule		$ 544,167,166
Cash		7,190
Receivable for investments sold		106,644
Receivable for fund shares sold		1,682,296
Total assets		545,963,296

Liabilities
Payable for investments purchased	$ 1,078,466
Payable for fund shares redeemed	717,734
Distribution fees payable	212,458
Total liabilities		2,008,658

Net Assets		$ 543,954,638
Net Assets consist of:
Paid in capital		$ 495,715,066
Undistributed net investment income		1,288,228
Accumulated undistributed net realized gain (loss) on investments		(815,483)
Net unrealized appreciation (depreciation) on investments		47,766,827
Net Assets		$ 543,954,638
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($204,908,626 ÷ 15,353,454 shares)		$ 13.35

Maximum offering price per share (100/94.25 of $13.35)		$ 14.16
Class T: Net Asset Value and redemption price per share ($232,246,433 ÷ 17,464,387 shares)		$ 13.30

Maximum offering price per share (100/96.50 of $13.30)		$ 13.78
Class B: Net Asset Value and offering price per share ($48,735,011 ÷ 3,686,604 shares)A		$ 13.22

Class C: Net Asset Value and offering price per share ($44,993,691 ÷ 3,404,426 shares)A		$ 13.22

Institutional Class: Net Asset Value, offering price and redemption price per share ($13,070,877 ÷ 975,868 shares)		$ 13.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended September 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,555,378

Expenses
Distribution fees	$ 1,165,206
Independent trustees' compensation	875
Total expenses before reductions	1,166,081
Expense reductions	(875)	1,165,206
Net investment income (loss)		1,390,172
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(779,695)
Change in net unrealized appreciation (depreciation) on underlying funds		5,574,837
Net gain (loss)		4,795,142
Net increase (decrease) in net assets resulting from operations		$ 6,185,314

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,390,172	$ 2,852,425
Net realized gain (loss)	(779,695)	8,803,566
Change in net unrealized appreciation (depreciation)	5,574,837	35,545,698
Net increase (decrease) in net assets resulting from operations	6,185,314	47,201,689
Distributions to shareholders from net investment income	(577,030)	(2,377,341)
Distributions to shareholders from net realized gain	(7,970,438)	(1,802,422)
Total distributions	(8,547,468)	(4,179,763)
Share transactions - net increase (decrease)	113,416,223	164,372,570
Total increase (decrease) in net assets	111,054,069	207,394,496

Net Assets
Beginning of period	432,900,569	225,506,073
End of period (including undistributed net investment income of $1,288,228 and undistributed net investment income of $475,086, respectively)	$ 543,954,638	$ 432,900,569

Financial Highlights - Class A

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.47	$ 11.81	$ 11.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.15	.18	.11
Net realized and unrealized gain (loss)	.08	1.70	.30	1.46
Total from investment operations	.13	1.85	.48	1.57
Distributions from net investment income	(.02)	(.11)	(.15)	(.09)
Distributions from net realized gain	(.23)	(.08)	- I	-
Total distributions	(.25)	(.19)	(.15)	(.09)
Net asset value, end of period	$ 13.35	$ 13.47	$ 11.81	$ 11.48
Total Return B, C, D	1.01%	15.84%	4.19%	15.68%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.26%	.33%	.33% A
Expenses net of all reductions	.25% A	.26%	.33%	.33% A
Net investment income (loss)	.81% A	1.17%	1.55%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 204,909	$ 156,916	$ 65,593	$ 27,879
Portfolio turnover rate	16% A	4%	2%	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to Marach 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.43	$ 11.78	$ 11.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.11	.15	.09
Net realized and unrealized gain (loss)	.08	1.70	.30	1.46
Total from investment operations	.12	1.81	.45	1.55
Distributions from net investment income	(.02)	(.09)	(.14)	(.08)
Distributions from net realized gain	(.23)	(.08)	- I	-
Total distributions	(.25)	(.16) J	(.14)	(.08)
Net asset value, end of period	$ 13.30	$ 13.43	$ 11.78	$ 11.47
Total Return B, C, D	.87%	15.52%	3.91%	15.53%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.51%	.58%	.58% A
Expenses net of all reductions	.50% A	.51%	.58%	.58% A
Net investment income (loss)	.56% A	.92%	1.30%	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 232,246	$ 184,029	$ 102,153	$ 27,201
Portfolio turnover rate	16% A	4%	2%	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distribution of $.164 per share is comprised of distributions from net investment income of $.087 and distributions from net realized gain of $.077 per share.

Financial Highlights - Class B

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.37	$ 11.74	$ 11.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- I	.05	.09	.05
Net realized and unrealized gain (loss)	.08	1.70	.30	1.46
Total from investment operations	.08	1.75	.39	1.51
Distributions from net investment income	- I	(.05)	(.09)	(.07)
Distributions from net realized gain	(.23)	(.07)	- I	-
Total distributions	(.23)	(.12)	(.09)	(.07)
Net asset value, end of period	$ 13.22	$ 13.37	$ 11.74	$ 11.44
Total Return B, C, D	.61%	14.96%	3.41%	15.12%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.01%	1.08%	1.08% A
Net investment income (loss)	.06% A	.42%	.80%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,735	$ 43,099	$ 27,653	$ 12,229
Portfolio turnover rate	16% A	4%	2%	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.37	$ 11.74	$ 11.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- I	.05	.09	.05
Net realized and unrealized gain (loss)	.08	1.70	.30	1.46
Total from investment operations	.08	1.75	.39	1.51
Distributions from net investment income	- I	(.05)	(.09)	(.07)
Distributions from net realized gain	(.23)	(.07)	- I	-
Total distributions	(.23)	(.12)	(.09)	(.07)
Net asset value, end of period	$ 13.22	$ 13.37	$ 11.74	$ 11.44
Total Return B, C, D	.62%	14.99%	3.41%	15.12%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.01%	1.08%	1.08% A
Net investment income (loss)	.06% A	.42%	.80%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,994	$ 37,940	$ 22,265	$ 9,722
Portfolio turnover rate	16% A	4%	2%	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 11.84	$ 11.49	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.18	.21	.13
Net realized and unrealized gain (loss)	.07	1.71	.31	1.45
Total from investment operations	.14	1.89	.52	1.58
Distributions from net investment income	(.03)	(.13)	(.17)	(.09)
Distributions from net realized gain	(.23)	(.09)	- H	-
Total distributions	(.26)	(.22)	(.17)	(.09)
Net asset value, end of period	$ 13.39	$ 13.51	$ 11.84	$ 11.49
Total Return B, C	1.06%	16.10%	4.50%	15.83%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.08%	.07% A
Net investment income (loss)	1.06% A	1.42%	1.80%	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,071	$ 10,918	$ 7,841	$ 1,030
Portfolio turnover rate	16% A	4%	2%	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Investment Changes

Fund Holdings as of September 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	13.8	14.0
Fidelity Advisor Equity Growth Fund Institutional Class	7.9	8.3
Fidelity Advisor Equity Income Fund Institutional Class	14.0	14.4
Fidelity Advisor Growth & Income Fund Institutional Class	10.6	10.6
Fidelity Advisor Large Cap Fund Institutional Class	10.7	10.6
Fidelity Advisor Mid-Cap Fund Institutional Class	5.4	5.4
Fidelity Advisor Small Cap Fund Institutional Class	4.0	4.2
	66.4	67.5
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	8.3	7.9
Fidelity Advisor Overseas Fund Institutional Class	8.4	7.6
	16.7	15.5
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	8.0	8.3
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	3.7	4.1
Fidelity Advisor Intermediate Bond Fund Institutional Class	3.7	4.2
Fidelity Advisor Strategic Real Return Fund Institutional Class	1.5	0.4
	8.9	8.7
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	66.4%
International Equity Funds	16.7%
Investment Grade Fixed-Income Funds	8.9%
High Yield Fixed-Income Funds	8.0%

Six months ago
Domestic Equity Funds	67.5%
International Equity Funds	15.5%
Investment Grade Fixed-Income Funds	8.7%
High Yield Fixed-Income Funds	8.3%

Expected
Domestic Equity Funds	66.2%
International Equity Funds	16.6%
Investment Grade Fixed-Income Funds	9.4%
High Yield Fixed-Income Funds	7.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2006. The current allocation is based on the fund's holdings as of September 30, 2006. The expected allocation represents the fund's anticipated allocation at March 31, 2007.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 83.1%
	Shares	Value (Note 1)
Domestic Equity Funds - 66.4%
Fidelity Advisor Dividend Growth Fund Institutional Class	1,807,574	$ 23,932,274
Fidelity Advisor Equity Growth Fund Institutional Class (a)	261,152	13,694,787
Fidelity Advisor Equity Income Fund Institutional Class	781,400	24,262,466
Fidelity Advisor Growth & Income Fund Institutional Class	956,042	18,317,757
Fidelity Advisor Large Cap Fund Institutional Class	1,018,785	18,429,819
Fidelity Advisor Mid-Cap Fund Institutional Class	380,531	9,296,369
Fidelity Advisor Small Cap Fund Institutional Class	285,970	6,857,549
TOTAL DOMESTIC EQUITY FUNDS		114,791,021
International Equity Funds - 16.7%
Fidelity Advisor Diversified International Fund Institutional Class	625,360	14,420,812
Fidelity Advisor Overseas Fund Institutional Class	674,504	14,454,610
TOTAL INTERNATIONAL EQUITY FUNDS		28,875,422
TOTAL EQUITY FUNDS (Cost $131,702,352)		143,666,443
Fixed-Income Funds - 16.9%

High Yield Fixed-Income Funds - 8.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,444,502	13,766,101
Investment Grade Fixed-Income Funds - 8.9%
Fidelity Advisor Government Investment Fund Institutional Class	652,957	6,444,687
Fidelity Advisor Intermediate Bond Fund Institutional Class	593,842	6,437,252
Fidelity Advisor Strategic Real Return Fund Institutional Class	254,769	2,570,617
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		15,452,556
TOTAL FIXED-INCOME FUNDS (Cost $29,222,014)		29,218,657
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $160,924,366)		$ 172,885,100
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	Six months ended September 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $160,924,366) - See accompanying schedule		$ 172,885,100
Cash		133
Receivable for investments sold		786,899
Receivable for fund shares sold		564,999
Total assets		174,237,131

Liabilities
Payable for investments purchased	$ 124,775
Payable for fund shares redeemed	1,227,143
Distribution fees payable	66,999
Total liabilities		1,418,917

Net Assets		$ 172,818,214
Net Assets consist of:
Paid in capital		$ 160,543,010
Undistributed net investment income		415,361
Accumulated undistributed net realized gain (loss) on investments		(100,891)
Net unrealized appreciation (depreciation) on investments		11,960,734
Net Assets		$ 172,818,214
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($75,593,505 ÷ 6,016,085 shares)		$ 12.57

Maximum offering price per share (100/94.25 of $12.57)		$ 13.34
Class T: Net Asset Value and redemption price per share ($59,985,131 ÷ 4,798,685 shares)		$ 12.50

Maximum offering price per share (100/96.50 of $12.50)		$ 12.95
Class B: Net Asset Value and offering price per share ($18,639,556 ÷ 1,502,435 shares)A		$ 12.41

Class C: Net Asset Value and offering price per share ($14,928,236 ÷ 1,202,202 shares)A		$ 12.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,671,786 ÷ 291,192 shares)		$ 12.61

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended September 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 772,246
Interest		74
Total income		772,320

Expenses
Distribution fees	$ 358,524
Independent trustees' compensation	263
Total expenses before reductions	358,787
Expense reductions	(263)	358,524
Net investment income (loss)		413,796
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(31,850)
Change in net unrealized appreciation (depreciation) on underlying funds		1,799,255
Net gain (loss)		1,767,405
Net increase (decrease) in net assets resulting from operations		$ 2,181,201

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 413,796	$ 736,017
Net realized gain (loss)	(31,850)	2,416,401
Change in net unrealized appreciation (depreciation)	1,799,255	9,386,127
Net increase (decrease) in net assets resulting from operations	2,181,201	12,538,545
Distributions to shareholders from net investment income	(1,086)	(733,367)
Distributions to shareholders from net realized gain	(2,311,637)	(249,712)
Total distributions	(2,312,723)	(983,079)
Share transactions - net increase (decrease)	48,069,903	69,137,683
Total increase (decrease) in net assets	47,938,381	80,693,149

Net Assets
Beginning of period	124,879,833	44,186,684
End of period (including undistributed net investment income of $415,361 and undistributed net investment income of $2,651, respectively)	$ 172,818,214	$ 124,879,833

Financial Highlights - Class A

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 11.06	$ 10.70	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.14	.19	.07
Net realized and unrealized gain (loss)	.07	1.62	.32	.72
Total from investment operations	.12	1.76	.51	.79
Distributions from net investment income	-	(.11)	(.15)	(.09)
Distributions from net realized gain	(.22)	(.04)	- I	-
Total distributions	(.22)	(.15)	(.15)	(.09)
Net asset value, end of period	$ 12.57	$ 12.67	$ 11.06	$ 10.70
Total Return B, C, D	.93%	16.03%	4.76%	7.88%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.25%	.33%	.33% A
Expenses net of all reductions	.25% A	.25%	.33%	.33% A
Net investment income (loss)	.80% A	1.20%	1.71%	1.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 75,594	$ 49,877	$ 15,281	$ 1,884
Portfolio turnover rate	3% A	4%	5%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.62	$ 11.02	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.11	.16	.06
Net realized and unrealized gain (loss)	.06	1.63	.31	.71
Total from investment operations	.09	1.74	.47	.77
Distributions from net investment income	-	(.10)	(.14)	(.08)
Distributions from net realized gain	(.21)	(.04)	- I	-
Total distributions	(.21)	(.14)	(.14)	(.08)
Net asset value, end of period	$ 12.50	$ 12.62	$ 11.02	$ 10.69
Total Return B, C, D	.72%	15.84%	4.37%	7.73%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.50%	.58%	.58% A
Expenses net of all reductions	.50% A	.50%	.58%	.58% A
Net investment income (loss)	.55% A	.95%	1.46%	1.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,985	$ 45,421	$ 16,432	$ 1,047
Portfolio turnover rate	3% A	4%	5%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.54	$ 10.98	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- I	.05	.10	.04
Net realized and unrealized gain (loss)	.07	1.61	.32	.71
Total from investment operations	.07	1.66	.42	.75
Distributions from net investment income	-	(.06)	(.11)	(.08)
Distributions from net realized gain	(.20)	(.04)	- I	-
Total distributions	(.20)	(.10)	(.11)	(.08)
Net asset value, end of period	$ 12.41	$ 12.54	$ 10.98	$ 10.67
Total Return B, C, D	.56%	15.17%	3.88%	7.48%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.08%	1.08% A
Net investment income (loss)	.05% A	.45%	.96%	1.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,640	$ 15,351	$ 6,917	$ 1,123
Portfolio turnover rate	3% A	4%	5%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.55	$ 10.99	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- I	.05	.10	.04
Net realized and unrealized gain (loss)	.07	1.61	.32	.72
Total from investment operations	.07	1.66	.42	.76
Distributions from net investment income	-	(.06)	(.11)	(.08)
Distributions from net realized gain	(.20)	(.04)	- I	-
Total distributions	(.20)	(.10)	(.11)	(.08)
Net asset value, end of period	$ 12.42	$ 12.55	$ 10.99	$ 10.68
Total Return B, C, D	.56%	15.15%	3.87%	7.58%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.08%	1.08% A
Net investment income (loss)	.05% A	.45%	.96%	1.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,928	$ 12,023	$ 5,089	$ 890
Portfolio turnover rate	3% A	4%	5%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.71	$ 11.07	$ 10.71	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.17	.21	.08
Net realized and unrealized gain (loss)	.06	1.64	.31	.72
Total from investment operations	.12	1.81	.52	.80
Distributions from net investment income	(.01)	(.13)	(.16)	(.09)
Distributions from net realized gain	(.22)	(.04)	- H	-
Total distributions	(.22) I	(.17)	(.16)	(.09)
Net asset value, end of period	$ 12.61	$ 12.71	$ 11.07	$ 10.71
Total Return B, C	.98%	16.45%	4.87%	7.98%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.08%	.08% A
Net investment income (loss)	1.05% A	1.45%	1.96%	2.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,672	$ 2,207	$ 467	$ 216
Portfolio turnover rate	3% A	4%	5%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distribution of $.223 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.217 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Investment Changes

Fund Holdings as of September 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	14.2	14.4
Fidelity Advisor Equity Growth Fund Institutional Class	8.1	8.4
Fidelity Advisor Equity Income Fund Institutional Class	14.4	14.3
Fidelity Advisor Growth & Income Fund Institutional Class	10.8	10.7
Fidelity Advisor Large Cap Fund Institutional Class	10.9	10.6
Fidelity Advisor Mid-Cap Fund Institutional Class	5.5	5.6
Fidelity Advisor Small Cap Fund Institutional Class	4.1	4.1
	68.0	68.1
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	8.5	8.6
Fidelity Advisor Overseas Fund Institutional Class	8.5	8.4
	17.0	17.0
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	9.9	9.9
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	2.1	2.4
Fidelity Advisor Intermediate Bond Fund Institutional Class	2.1	2.4
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.9	0.2
	5.1	5.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	68.0%
International Equity Funds	17.0%
Investment Grade Fixed-Income Funds	5.1%
High Yield Fixed-Income Funds	9.9%

Six months ago
Domestic Equity Funds	68.1%
International Equity Funds	17.0%
Investment Grade Fixed-Income Funds	5.0%
High Yield Fixed-Income Funds	9.9%

Expected
Domestic Equity Funds	68.0%
International Equity Funds	17.0%
Investment Grade Fixed-Income Funds	5.1%
High Yield Fixed-Income Funds	9.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2006. The current allocation is based on the fund's holdings as of September 30, 2006. The expected allocation represents the fund's anticipated allocation at March 31, 2007.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 85.0%
	Shares	Value (Note 1)
Domestic Equity Funds - 68.0%
Fidelity Advisor Dividend Growth Fund Institutional Class	4,728,732	$ 62,608,405
Fidelity Advisor Equity Growth Fund Institutional Class (a)	681,851	35,756,291
Fidelity Advisor Equity Income Fund Institutional Class	2,047,980	63,589,788
Fidelity Advisor Growth & Income Fund Institutional Class	2,504,063	47,977,842
Fidelity Advisor Large Cap Fund Institutional Class	2,654,574	48,021,246
Fidelity Advisor Mid-Cap Fund Institutional Class	994,123	24,286,421
Fidelity Advisor Small Cap Fund Institutional Class	753,022	18,057,466
TOTAL DOMESTIC EQUITY FUNDS		300,297,459
International Equity Funds - 17.0%
Fidelity Advisor Diversified International Fund Institutional Class	1,632,050	37,635,077
Fidelity Advisor Overseas Fund Institutional Class	1,747,240	37,443,343
TOTAL INTERNATIONAL EQUITY FUNDS		75,078,420
TOTAL EQUITY FUNDS (Cost $337,173,180)		375,375,879
Fixed-Income Funds - 15.0%

High Yield Fixed-Income Funds - 9.9%
Fidelity Advisor High Income Advantage Fund Institutional Class	4,608,144	43,915,614
Investment Grade Fixed-Income Funds - 5.1%
Fidelity Advisor Government Investment Fund Institutional Class	941,061	9,288,275
Fidelity Advisor Intermediate Bond Fund Institutional Class	855,480	9,273,400
Fidelity Advisor Strategic Real Return Fund Institutional Class	377,537	3,809,344
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		22,371,019
TOTAL FIXED-INCOME FUNDS (Cost $65,970,846)		66,286,633
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $403,144,026)		$ 441,662,512
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $403,144,026) - See accompanying schedule		$ 441,662,512
Cash		7,928
Receivable for investments sold		825,101
Receivable for fund shares sold		1,161,105
Total assets		443,656,646

Liabilities
Payable for investments purchased	$ 194,383
Payable for fund shares redeemed	1,733,664
Distribution fees payable	174,271
Total liabilities		2,102,318

Net Assets		$ 441,554,328
Net Assets consist of:
Paid in capital		$ 402,919,676
Undistributed net investment income		1,043,056
Accumulated undistributed net realized gain (loss) on investments		(926,890)
Net unrealized appreciation (depreciation) on investments		38,518,486
Net Assets		$ 441,554,328
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($173,696,586 ÷ 12,692,002 shares)		$ 13.69

Maximum offering price per share (100/94.25 of $13.69)		$ 14.53
Class T: Net Asset Value and redemption price per share ($172,760,709 ÷ 12,665,695 shares)		$ 13.64

Maximum offering price per share (100/96.50 of $13.64)		$ 14.13
Class B: Net Asset Value and offering price per share ($38,289,003 ÷ 2,830,556 shares)A		$ 13.53

Class C: Net Asset Value and offering price per share ($46,170,003 ÷ 3,414,666 shares)A		$ 13.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,638,027 ÷ 774,452 shares)		$ 13.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended September 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,996,483

Expenses
Distribution fees	$ 950,609
Independent trustees' compensation	707
Total expenses before reductions	951,316
Expense reductions	(707)	950,609
Net investment income (loss)		1,045,874
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(836,928)
Change in net unrealized appreciation (depreciation) on underlying funds		4,423,716
Net gain (loss)		3,586,788
Net increase (decrease) in net assets resulting from operations		$ 4,632,662

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ende September 30, 2006 (Unaudited)	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,045,874	$ 2,231,572
Net realized gain (loss)	(836,928)	7,176,784
Change in net unrealized appreciation (depreciation)	4,423,716	29,421,318
Net increase (decrease) in net assets resulting from operations	4,632,662	38,829,674
Distributions to shareholders from net investment income	(158,690)	(2,075,700)
Distributions to shareholders from net realized gain	(6,582,853)	(1,111,246)
Total distributions	(6,741,543)	(3,186,946)
Share transactions - net increase (decrease)	94,335,514	151,023,971
Total increase (decrease) in net assets	92,226,633	186,666,699

Net Assets
Beginning of period	349,327,695	162,660,996
End of period (including undistributed net investment income of $1,043,056 and undistributed net investment income of $155,872, respectively)	$ 441,554,328	$ 349,327,695

Financial Highlights - Class A

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.83	$ 12.03	$ 11.62	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.15	.18	.12
Net realized and unrealized gain (loss)	.07	1.84	.39	1.60
Total from investment operations	.12	1.99	.57	1.72
Distributions from net investment income	(.01)	(.12)	(.16)	(.10)
Distributions from net realized gain	(.25)	(.07)	-	-
Total distributions	(.26)	(.19)	(.16)	(.10)
Net asset value, end of period	$ 13.69	$ 13.83	$ 12.03	$ 11.62
Total Return B, C, D	.84%	16.65%	4.87%	17.19%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.26%	.33%	.33% A
Expenses net of all reductions	.25% A	.26%	.33%	.33% A
Net investment income (loss)	.77% A	1.18%	1.50%	1.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 173,697	$ 133,817	$ 51,718	$ 9,666
Portfolio turnover rate	15% A	4%	3%	3% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.79	$ 12.00	$ 11.60	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.12	.15	.10
Net realized and unrealized gain (loss)	.07	1.83	.38	1.59
Total from investment operations	.10	1.95	.53	1.69
Distributions from net investment income	- I	(.10)	(.13)	(.09)
Distributions from net realized gain	(.25)	(.06)	-	-
Total distributions	(.25)	(.16)	(.13)	(.09)
Net asset value, end of period	$ 13.64	$ 13.79	$ 12.00	$ 11.60
Total Return B, C, D	.71%	16.35%	4.57%	16.93%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.51%	.58%	.58% A
Expenses net of all reductions	.50% A	.51%	.58%	.58% A
Net investment income (loss)	.52% A	.93%	1.25%	1.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 172,761	$ 136,679	$ 66,136	$ 19,191
Portfolio turnover rate	15% A	4%	3%	3% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.70	$ 11.94	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- I	.05	.09	.06
Net realized and unrealized gain (loss)	.07	1.83	.38	1.60
Total from investment operations	.07	1.88	.47	1.66
Distributions from net investment income	-	(.06)	(.10)	(.09)
Distributions from net realized gain	(.24)	(.06)	-	-
Total distributions	(.24)	(.12)	(.10)	(.09)
Net asset value, end of period	$ 13.53	$ 13.70	$ 11.94	$ 11.57
Total Return B, C, D	.47%	15.81%	4.04%	16.58%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.01%	1.08%	1.08% A
Net investment income (loss)	.02% A	.43%	.75%	.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,289	$ 32,658	$ 18,541	$ 7,232
Portfolio turnover rate	15% A	4%	3%	3% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.70	$ 11.94	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- I	.05	.09	.06
Net realized and unrealized gain (loss)	.06	1.83	.38	1.59
Total from investment operations	.06	1.88	.47	1.65
Distributions from net investment income	-	(.06)	(.10)	(.08)
Distributions from net realized gain	(.24)	(.06)	-	-
Total distributions	(.24)	(.12)	(.10)	(.08)
Net asset value, end of period	$ 13.52	$ 13.70	$ 11.94	$ 11.57
Total Return B, C, D	.40%	15.82%	4.04%	16.53%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.01%	1.08%	1.08% A
Net investment income (loss)	.02% A	.43%	.75%	.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,170	$ 38,947	$ 21,792	$ 6,958
Portfolio turnover rate	15% A	4%	3%	3% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.87	$ 12.05	$ 11.63	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.18	.21	.13
Net realized and unrealized gain (loss)	.06	1.85	.38	1.60
Total from investment operations	.13	2.03	.59	1.73
Distributions from net investment income	(.02)	(.14)	(.17)	(.10)
Distributions from net realized gain	(.25)	(.07)	-	-
Total distributions	(.26) H	(.21)	(.17)	(.10)
Net asset value, end of period	$ 13.74	$ 13.87	$ 12.05	$ 11.63
Total Return B, C	.97%	16.99%	5.07%	17.34%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.08%	.08% A
Net investment income (loss)	1.02% A	1.43%	1.75%	1.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,638	$ 7,227	$ 4,474	$ 294
Portfolio turnover rate	15% A	4%	3%	3% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distribution of $.263 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Investment Summary

Fund Holdings as of September 30, 2006
% of fund's investments
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	14.9
Fidelity Advisor Equity Growth Fund Institutional Class	8.3
Fidelity Advisor Equity Income Fund Institutional Class	14.8
Fidelity Advisor Growth & Income Fund Institutional Class	11.1
Fidelity Advisor Large Cap Fund Institutional Class	11.0
Fidelity Advisor Mid-Cap Fund Institutional Class	5.4
Fidelity Advisor Small Cap Fund Institutional Class	4.1
69.6
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	9.6
Fidelity Advisor Overseas Fund Institutional Class	9.6
19.2
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	9.9
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	0.6
Fidelity Advisor Intermediate Bond Fund Institutional Class	0.6
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.1
1.3
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	69.6%
International Equity Funds	19.2%
Investment Grade Fixed-Income Funds	1.3%
High Yield Fixed-Income Funds	9.9%

Initial
Domestic Equity Funds	69.2%
International Equity Funds	19.4%
Investment Grade Fixed-Income Funds	1.4%
High Yield Fixed-Income Funds	10.0%

Expected
Domestic Equity Funds	68.8%
International Equity Funds	18.6%
Investment Grade Fixed-Income Funds	2.6%
High Yield Fixed-Income Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The initial allocation represents the target allocation at inception. The current allocation is based on the fund's holdings as of September 30, 2006. The expected allocation represents the fund's anticipated allocation at March 31, 2007.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 88.8%
	Shares	Value (Note 1)
Domestic Equity Funds - 69.6%
Fidelity Advisor Dividend Growth Fund Institutional Class	13,677	$ 181,084
Fidelity Advisor Equity Growth Fund Institutional Class (a)	1,922	100,766
Fidelity Advisor Equity Income Fund Institutional Class	5,794	179,910
Fidelity Advisor Growth & Income Fund Institutional Class	7,049	135,062
Fidelity Advisor Large Cap Fund Institutional Class	7,438	134,555
Fidelity Advisor Mid-Cap Fund Institutional Class	2,709	66,172
Fidelity Advisor Small Cap Fund Institutional Class	2,088	50,077
TOTAL DOMESTIC EQUITY FUNDS		847,626
International Equity Funds - 19.2%
Fidelity Advisor Diversified International Fund Institutional Class	5,072	116,950
Fidelity Advisor Overseas Fund Institutional Class	5,475	117,322
TOTAL INTERNATIONAL EQUITY FUNDS		234,272
TOTAL EQUITY FUNDS (Cost $1,058,213)		1,081,898
Fixed-Income Funds - 11.2%

High Yield Fixed-Income Funds - 9.9%
Fidelity Advisor High Income Advantage Fund Institutional Class	12,627	120,339
Investment Grade Fixed-Income Funds - 1.3%
Fidelity Advisor Government Investment Fund Institutional Class	741	7,310
Fidelity Advisor Intermediate Bond Fund Institutional Class	673	7,293
Fidelity Advisor Strategic Real Return Fund Institutional Class	118	1,194
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		15,797
TOTAL FIXED-INCOME FUNDS (Cost $136,302)		136,136
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,194,515)		$ 1,218,034
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $1,194,515) - See accompanying schedule		$ 1,218,034
Receivable for fund shares sold		15,017
Total assets		1,233,051

Liabilities
Payable for investments purchased	$ 14,983
Distribution fees payable	507
Total liabilities		15,490

Net Assets		$ 1,217,561
Net Assets consist of:
Paid in capital		$ 1,193,521
Undistributed net investment income		529
Accumulated undistributed net realized gain (loss) on investments		(8)
Net unrealized appreciation (depreciation) on investments		23,519
Net Assets		$ 1,217,561
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($263,243 ÷ 25,789 shares)		$ 10.21

Maximum offering price per share (100/94.25 of $10.21)		$ 10.83
Class T: Net Asset Value and redemption price per share ($303,037 ÷ 29,711 shares)		$ 10.20

Maximum offering price per share (100/96.50 of $10.20)		$ 10.57
Class B: Net Asset Value and offering price per share ($252,669 ÷ 24,810 shares)A		$ 10.18

Class C: Net Asset Value and offering price per share ($296,206 ÷ 29,087 shares)A		$ 10.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($102,406 ÷ 10,023 shares)		$ 10.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period June 1, 2006 (commencement of operations) to September 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,867

Expenses
Distribution fees	$ 1,338
Independent trustees' compensation	1
Total expenses before reductions	1,339
Expense reductions	(1)	1,338
Net investment income (loss)		529
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(8)
Change in net unrealized appreciation (depreciation) on underlying funds		23,519
Net gain (loss)		23,511
Net increase (decrease) in net assets resulting from operations		$ 24,040

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period June 1, 2006 (commencement of operations) to September 30, 2006
Increase (Decrease) in Net Assets	(Unaudited)
Operations
Net investment income (loss)	$ 529
Net realized gain (loss)	(8)
Change in net unrealized appreciation (depreciation)	23,519
Net increase (decrease) in net assets resulting from operations	24,040
Share transactions - net increase (decrease)	1,193,521
Total increase (decrease) in net assets	1,217,561

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $529)	$ 1,217,561

Financial Highlights - Class A

Period ended September 30, 2006 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02
Net realized and unrealized gain (loss)	.19
Total from investment operations	.21
Net asset value, end of period	$ 10.21
Total Return B, C, D	2.10%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 263
Portfolio turnover rate	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended September 30, 2006 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01
Net realized and unrealized gain (loss)	.19
Total from investment operations	.20
Net asset value, end of period	$ 10.20
Total Return B, C, D	2.00%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 303
Portfolio turnover rate	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class B

Period ended September 30, 2006 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)
Net realized and unrealized gain (loss)	.19
Total from investment operations	.18
Net asset value, end of period	$ 10.18
Total Return B, C, D	1.80%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	(.17)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 253
Portfolio turnover rate	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended September 30, 2006 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)
Net realized and unrealized gain (loss)	.19
Total from investment operations	.18
Net asset value, end of period	$ 10.18
Total Return B, C, D	1.80%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	(.17)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 296
Portfolio turnover rate	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended September 30, 2006 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03
Net realized and unrealized gain (loss)	.19
Total from investment operations	.22
Net asset value, end of period	$ 10.22
Total Return B, C	2.20%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 102
Portfolio turnover rate	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period June 1, 2006 (commencement of operations) to September 30, 2006.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Investment Summary

Fund Holdings as of September 30, 2006
% of fund's investments
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	15.0
Fidelity Advisor Equity Growth Fund Institutional Class	8.4
Fidelity Advisor Equity Income Fund Institutional Class	14.9
Fidelity Advisor Growth & Income Fund Institutional Class	11.3
Fidelity Advisor Large Cap Fund Institutional Class	11.2
Fidelity Advisor Mid-Cap Fund Institutional Class	5.5
Fidelity Advisor Small Cap Fund Institutional Class	4.1
70.4
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	9.8
Fidelity Advisor Overseas Fund Institutional Class	9.9
19.7
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	9.9
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	70.4%
International Equity Funds	19.7%
High Yield Fixed-Income Funds	9.9%

Initial
Domestic Equity Funds	69.9%
International Equity Funds	20.0%
Investment Grade Fixed-Income Funds	0.1%
High Yield Fixed-Income Funds	10.0%

Expected
Domestic Equity Funds	69.8%
International Equity Funds	20.0%
Investment Grade Fixed-Income Funds	0.2%
High Yield Fixed-Income Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The initial allocation represents the target allocation at inception. The current allocation is based on the fund's holdings as of September 30, 2006. The expected allocation represents the fund's anticipated allocation at March 31, 2007.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 90.1%
	Shares	Value (Note 1)
Domestic Equity Funds - 70.4%
Fidelity Advisor Dividend Growth Fund Institutional Class	18,245	$ 241,563
Fidelity Advisor Equity Growth Fund Institutional Class (a)	2,585	135,547
Fidelity Advisor Equity Income Fund Institutional Class	7,727	239,912
Fidelity Advisor Growth & Income Fund Institutional Class	9,518	182,357
Fidelity Advisor Large Cap Fund Institutional Class	10,035	181,534
Fidelity Advisor Mid-Cap Fund Institutional Class	3,662	89,470
Fidelity Advisor Small Cap Fund Institutional Class	2,770	66,422
TOTAL DOMESTIC EQUITY FUNDS		1,136,805
International Equity Funds - 19.7%
Fidelity Advisor Diversified International Fund Institutional Class	6,916	159,487
Fidelity Advisor Overseas Fund Institutional Class	7,453	159,714
TOTAL INTERNATIONAL EQUITY FUNDS		319,201
TOTAL EQUITY FUNDS (Cost $1,413,720)		1,456,006
Fixed-Income Funds - 9.9%

High Yield Fixed-Income Funds - 9.9%
Fidelity Advisor High Income Advantage Fund Institutional Class (Cost $158,910)	16,725	159,391
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,572,630)		$ 1,615,397
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $1,572,630) - See accompanying schedule		$ 1,615,397
Receivable for fund shares sold		32,870
Total assets		1,648,267

Liabilities
Payable for investments purchased	$ 32,857
Distribution fees payable	659
Total liabilities		33,516

Net Assets		$ 1,614,751
Net Assets consist of:
Paid in capital		$ 1,571,495
Undistributed net investment income		508
Accumulated undistributed net realized gain (loss) on investments		(19)
Net unrealized appreciation (depreciation) on investments		42,767
Net Assets		$ 1,614,751
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($547,715 ÷ 53,667 shares)		$ 10.21

Maximum offering price per share (100/94.25 of $10.21)		$ 10.83
Class T: Net Asset Value and redemption price per share ($320,454 ÷ 31,422 shares)		$ 10.20

Maximum offering price per share (100/96.50 of $10.20)		$ 10.57
Class B: Net Asset Value and offering price per share ($231,745 ÷ 22,745 shares)A		$ 10.19

Class C: Net Asset Value and offering price per share ($406,244 ÷ 39,902 shares)A		$ 10.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($108,593 ÷ 10,630 shares)		$ 10.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	For the period June 1, 2006 (commencement of operations) to September 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,276

Expenses
Distribution fees	$ 1,768
Independent trustees' compensation	1
Total expenses before reductions	1,769
Expense reductions	(1)	1,768
Net investment income (loss)		508
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(19)
Change in net unrealized appreciation (depreciation) on underlying funds		42,767
Net gain (loss)		42,748
Net increase (decrease) in net assets resulting from operations		$ 43,256

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period June 1, 2006 (commencement of operations) to September 30, 2006
Increase (Decrease) in Net Assets	(Unaudited)
Operations
Net investment income (loss)	$ 508
Net realized gain (loss)	(19)
Change in net unrealized appreciation (depreciation)	42,767
Net increase (decrease) in net assets resulting from operations	43,256
Share transactions - net increase (decrease)	1,571,495
Total increase (decrease) in net assets	1,614,751

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $508)	$ 1,614,751

Financial Highlights - Class A

Period ended September 30, 2006 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02
Net realized and unrealized gain (loss)	.19
Total from investment operations	.21
Net asset value, end of period	$ 10.21
Total Return B, C, D	2.10%
Ratios to Average Net AssetsF, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 548
Portfolio turnover rate	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended September 30, 2006 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01
Net realized and unrealized gain (loss)	.19
Total from investment operations	.20
Net asset value, end of period	$ 10.20
Total Return B, C, D	2.00%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 320
Portfolio turnover rate	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class B

Period ended September 30, 2006 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)
Net realized and unrealized gain (loss)	.20
Total from investment operations	.19
Net asset value, end of period	$ 10.19
Total Return B, C, D	1.90%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	(.24)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 232
Portfolio turnover rate	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended September 30, 2006 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)
Net realized and unrealized gain (loss)	.19
Total from investment operations	.18
Net asset value, end of period	$ 10.18
Total Return B, C, D	1.80%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	(.24)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 406
Portfolio turnover rate	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Period ended September 30, 2006 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02
Net realized and unrealized gain (loss)	.20
Total from investment operations	.22
Net asset value, end of period	$ 10.22
Total Return B, C	2.20%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109
Portfolio turnover rate	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period June 1, 2006 (commencement of operations) to September 30, 2006.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Freedom Income Fund, Advisor Freedom 2005 Fund, Advisor Freedom 2010 Fund, Advisor Freedom 2015 Fund, Advisor Freedom 2020 Fund, Advisor Freedom 2025 Fund, Advisor Freedom 2030 Fund, Advisor Freedom 2035 Fund, Advisor Freedom 2040 Fund, Advisor Freedom 2045 Fund and Advisor Freedom 2050 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and money market funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Each Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

Investment Transactions and Income. Security transactions, normally shares of the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains distribution from Underlying Funds and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Advisor Freedom Income	$ 80,504,153	$ 2,447,095	$ (718,022)	$ 1,729,073
Advisor Freedom 2005	50,447,288	2,934,283	(283,981)	2,650,302
Advisor Freedom 2010	392,815,528	26,069,814	(2,932,532)	23,137,282
Advisor Freedom 2015	420,658,365	26,339,491	(2,617,817)	23,721,674
Advisor Freedom 2020	811,509,639	73,915,974	(4,070,156)	69,845,818
Advisor Freedom 2025	321,247,681	25,042,941	(1,624,252)	23,418,689
Advisor Freedom 2030	496,403,755	49,757,020	(1,993,609)	47,763,411
Advisor Freedom 2035	160,927,045	12,738,193	(780,138)	11,958,055
Advisor Freedom 2040	403,146,582	39,820,482	(1,304,552)	38,515,930
Advisor Freedom 2045	1,194,516	25,196	(1,678)	23,518
Advisor Freedom 2050	1,572,632	44,526	(1,761)	42,765

Semiannual Report

1. Significant Accounting Policies - continued

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and redemptions of the underlying fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	18,300,241	7,400,822
Advisor Freedom 2005	15,466,647	5,823,864
Advisor Freedom 2010	100,888,720	61,581,067
Advisor Freedom 2015	98,255,718	7,746,353
Advisor Freedom 2020	243,128,316	104,342,566
Advisor Freedom 2025	79,826,513	3,575,000
Advisor Freedom 2030	144,756,403	38,464,591
Advisor Freedom 2035	48,387,956	2,203,015
Advisor Freedom 2040	118,061,453	29,460,131
Advisor Freedom 2045	1,195,267	744
Advisor Freedom 2050	1,574,454	1,805

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Advisor Freedom Income	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 28,837	$ 4,063
Class T	.25%	.25%	84,124	-
Class B	.75%	.25%	24,021	18,016
Class C	.75%	.25%	65,622	11,156
			$ 202,604	$ 33,235
Advisor Freedom 2005
Class A	0%	.25%	$ 23,720	$ 3,560
Class T	.25%	.25%	37,866	522
Class B	.75%	.25%	19,496	14,895
Class C	.75%	.25%	40,424	13,324
			$ 121,506	$ 32,301
Advisor Freedom 2010
Class A	0%	.25%	$ 188,220	$ 13,092
Class T	.25%	.25%	387,216	-
Class B	.75%	.25%	164,799	123,599
Class C	.75%	.25%	196,905	51,230
			$ 937,140	$ 187,921
Advisor Freedom 2015
Class A	0%	.25%	$ 190,275	$ 12,230
Class T	.25%	.25%	339,060	-
Class B	.75%	.25%	176,915	132,686
Class C	.75%	.25%	197,403	71,237
			$ 903,653	$ 216,153
Advisor Freedom 2020
Class A	0%	.25%	$ 393,169	$ 36,770
Class T	.25%	.25%	810,758	-
Class B	.75%	.25%	365,372	274,030
Class C	.75%	.25%	326,028	79,998
			$ 1,895,327	$ 390,798
Advisor Freedom 2025
Class A	0%	.25%	$ 187,533	$ 20,268
Class T	.25%	.25%	237,166	-
Class B	.75%	.25%	144,627	108,470
Class C	.75%	.25%	112,950	34,477
			$ 682,276	$ 163,215
Advisor Freedom 2030
Class A	0%	.25%	$ 224,197	$ 19,763
Class T	.25%	.25%	508,892	-
Class B	.75%	.25%	226,973	170,229
Class C	.75%	.25%	205,144	56,407
			$ 1,165,206	$ 246,399
Advisor Freedom 2035
Class A	0%	.25%	$ 78,723	$ 8,534
Class T	.25%	.25%	128,494	-
Class B	.75%	.25%	84,075	63,057
Class C	.75%	.25%	67,232	26,779
			$ 358,524	$ 98,370

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Advisor Freedom 2040	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 192,046	$ 18,500
Class T	.25%	.25%	376,178	-
Class B	.75%	.25%	175,307	131,480
Class C	.75%	.25%	207,078	57,962
			$ 950,609	$ 207,942
Advisor Freedom 2045
Class A	0%	.25%	$ 119	$ 83
Class T	.25%	.25%	234	162
Class B	.75%	.25%	429	403
Class C	.75%	.25%	556	361
			$ 1,338	$ 1,009
Advisor Freedom 2050
Class A	0%	.25%	$ 194	$ 79
Class T	.25%	.25%	308	162
Class B	.75%	.25%	418	395
Class C	.75%	.25%	848	658
			$ 1,768	$ 1,294

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Advisor Freedom Income	Retained by FDC
Class A	$ 10,078
Class T	2,503
Class B*	6,405
Class C*	2,075
$ 21,061
Advisor Freedom 2005
Class A	$ 8,792
Class T	2,162
Class B*	7,349
Class C*	1,347
$ 19,650
Advisor Freedom 2010
Class A	$ 38,754
Class T	10,343
Class B*	46,777
Class C*	3,576
$ 99,450
Advisor Freedom 2015
Class A	$ 80,259
Class T	18,588
Class B*	29,827
Class C*	5,658
$ 134,332

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Advisor Freedom 2020	Retained by FDC
Class A	$ 118,410
Class T	26,878
Class B*	100,608
Class C*	8,193
$ 254,089
Advisor Freedom 2025
Class A	$ 76,279
Class T	18,012
Class B*	45,484
Class C*	2,573
$ 142,348
Advisor Freedom 2030
Class A	$ 76,775
Class T	18,008
Class B*	63,052
Class C*	3,661
$ 161,496
Advisor Freedom 2035
Class A	$ 47,230
Class T	8,548
Class B*	32,522
Class C*	1,620
$ 89,920
Advisor Freedom 2040
Class A	$ 80,923
Class T	15,720
Class B*	54,113
Class C*	4,270
$ 155,026
Advisor Freedom 2045
Class A	$ 101
Class T	26
$ 127
Advisor Freedom 2050
Class A	$ 1,772
Class T	475
$ 2,247

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Advisor Freedom Income
Class A	.25%	$ 43
Class T	.50%	62
Class B	1.00%	9
Class C	1.00%	24
Institutional Class	.00%	2
Advisor Freedom 2005
Class A	.25%	34
Class T	.50%	28
Class B	1.00%	7
Class C	1.00%	15
Institutional Class	.00%	3
Advisor Freedom 2010
Class A	.25%	280
Class T	.50%	289
Class B	1.00%	61
Class C	1.00%	73
Institutional Class	.00%	20
Advisor Freedom 2015
Class A	.25%	277
Class T	.50%	245
Class B	1.00%	63
Class C	1.00%	72
Institutional Class	.00%	54
Advisor Freedom 2020
Class A	.25%	578
Class T	.50%	595
Class B	1.00%	134
Class C	1.00%	120
Institutional Class	.00%	40
Advisor Freedom 2025
Class A	.25%	270
Class T	.50%	172
Class B	1.00%	52
Class C	1.00%	41
Institutional Class	.00%	12
Advisor Freedom 2030
Class A	.25%	326
Class T	.50%	370
Class B	1.00%	83
Class C	1.00%	75
Institutional Class	.00%	21

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions - continued

	Expense Limitations	Reimbursement from adviser
Advisor Freedom 2035
Class A	.25%	$ 112
Class T	.50%	92
Class B	1.00%	30
Class C	1.00%	24
Institutional Class	.00%	5
Advisor Freedom 2040
Class A	.25%	279
Class T	.50%	273
Class B	1.00%	64
Class C	1.00%	75
Institutional Class	.00%	16
Advisor Freedom 2045
Class T	.50%	1
Advisor Freedom 2050
Class T	.50%	1

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

During the period, the Funds' transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, notified the Funds that the Funds' books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Funds' reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the Funds to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held

Fidelity Advisor Large Cap Fund	36%
Fidelity Advisor Government Investment Fund	30%
Fidelity Advisor Overseas Fund	21%

Semiannual Report

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2006	Year ended March 31, 2006
Advisor Freedom Income
From net investment income
Class A	$ 372,699	$ 360,423
Class T	503,812	716,147
Class B	59,654	85,800
Class C	163,858	263,465
Institutional Class	19,965	29,580
Total	$ 1,119,988	$ 1,455,415
From net realized gain
Class A	$ 125,494	$ 35,475
Class T	214,869	101,688
Class B	32,179	15,014
Class C	89,282	47,334
Institutional Class	7,249	2,271
Total	$ 469,073	$ 201,782
Advisor Freedom 2005
From net investment income
Class A	$ 63,410	$ 206,518
Class T	48,819	208,572
Class B	7,944	38,357
Class C	15,918	78,865
Institutional Class	6,111	27,052
Total	$ 142,202	$ 559,364
From net realized gain
Class A	$ 201,758	$ 40,250
Class T	184,721	62,014
Class B	48,357	14,837
Class C	96,892	29,953
Institutional Class	17,110	4,479
Total	$ 548,838	$ 151,533
Advisor Freedom 2010
From net investment income
Class A	$ 580,483	$ 2,171,009
Class T	472,510	2,009,465
Class B	65,146	367,156
Class C	79,994	407,816
Institutional Class	50,038	180,656
Total	$ 1,248,171	$ 5,136,102
From net realized gain
Class A	$ 2,063,937	$ 441,149
Class T	1,989,514	514,332
Class B	453,190	144,772
Class C	533,296	147,544
Institutional Class	153,962	31,327
Total	$ 5,193,899	$ 1,279,124

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Distributions to Shareholders - continued

	Six months ended September 30, 2006	Year ended March 31, 2006
Advisor Freedom 2015
From net investment income
Class A	$ 409,358	$ 1,356,176
Class T	312,483	1,245,899
Class B	41,268	232,461
Class C	47,325	245,384
Institutional Class	94,525	257,756
Total	$ 904,959	$ 3,337,676
From net realized gain
Class A	$ 1,812,549	$ 361,841
Class T	1,729,594	431,884
Class B	456,826	129,149
Class C	489,042	130,303
Institutional Class	357,350	77,673
Total	$ 4,845,361	$ 1,130,850
Advisor Freedom 2020
From net investment income
Class A	$ 697,732	$ 2,883,663
Class T	499,816	2,628,309
Class B	34,221	420,463
Class C	35,043	364,285
Institutional Class	60,799	243,104
Total	$ 1,327,611	$ 6,539,824
From net realized gain
Class A	$ 5,653,902	$ 1,061,003
Class T	5,593,164	1,308,678
Class B	1,340,847	326,977
Class C	1,176,503	276,300
Institutional Class	396,880	86,414
Total	$ 14,161,296	$ 3,059,372
Advisor Freedom 2025
From net investment income
Class A	$ 204,677	$ 1,121,310
Class T	79,279	596,908
Class B	-	141,241
Class C	-	106,449
Institutional Class	10,930	40,310
Total	$ 294,886	$ 2,006,218
From net realized gain
Class A	$ 2,308,312	$ 347,287
Class T	1,463,057	210,648
Class B	462,712	67,889
Class C	363,992	51,620
Institutional Class	92,446	11,563
Total	$ 4,690,519	$ 689,007

Semiannual Report

7. Distributions to Shareholders - continued

	Six months ended September 30, 2006	Year ended March 31, 2006
Advisor Freedom 2030
From net investment income
Class A	$ 310,102	$ 1,047,937
Class T	230,896	974,321
Class B	3,407	133,986
Class C	6,081	126,130
Institutional Class	26,544	94,967
Total	$ 577,030	$ 2,377,341
From net realized gain
Class A	$ 2,972,448	$ 622,840
Class T	3,318,980	768,934
Class B	782,772	191,018
Class C	699,299	157,380
Institutional Class	196,939	62,250
Total	$ 7,970,438	$ 1,802,422
Advisor Freedom 2035
From net investment income
Class A	$ -	$ 336,621
Class T	-	271,292
Class B	-	62,536
Class C	-	46,277
Institutional Class	1,086	16,641
Total	$ 1,086	$ 733,367
From net realized gain
Class A	$ 1,002,463	$ 92,405
Class T	804,880	90,299
Class B	259,810	36,328
Class C	205,213	27,177
Institutional Class	39,271	3,503
Total	$ 2,311,637	$ 249,712
Advisor Freedom 2040
From net investment income
Class A	$ 116,941	$ 950,126
Class T	31,187	792,429
Class B	-	121,700
Class C	-	148,642
Institutional Class	10,562	62,803
Total	$ 158,690	$ 2,075,700
From net realized gain
Class A	$ 2,604,000	$ 407,878
Class T	2,546,961	422,998
Class B	590,895	116,257
Class C	697,242	134,587
Institutional Class	143,755	29,526
Total	$ 6,582,853	$ 1,111,246

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended September 30, 2006	Year ended March 31, 2006	Six months ended September 30, 2006	Year ended March 31, 2006
Advisor Freedom Income
Class A
Shares sold	1,412,311	1,248,334	$ 14,650,846	$ 13,023,137
Reinvestment of distributions	43,757	34,742	455,304	361,381
Shares redeemed	(591,047)	(504,418)	(6,168,165)	(5,262,926)
Net increase (decrease)	865,021	778,658	$ 8,937,985	$ 8,121,592
Class T
Shares sold	846,826	1,413,853	$ 8,777,856	$ 14,717,233
Reinvestment of distributions	66,433	74,755	691,270	776,259
Shares redeemed	(641,511)	(1,217,170)	(6,670,971)	(12,681,876)
Net increase (decrease)	271,748	271,438	$ 2,798,155	$ 2,811,616
Class B
Shares sold	48,069	151,645	$ 497,580	$ 1,576,981
Reinvestment of distributions	8,083	8,915	84,065	92,494
Shares redeemed	(60,211)	(129,511)	(623,801)	(1,343,127)
Net increase (decrease)	(4,059)	31,049	$ (42,156)	$ 326,348
Class C
Shares sold	139,158	424,993	$ 1,439,737	$ 4,420,146
Reinvestment of distributions	18,132	22,295	188,556	231,247
Shares redeemed	(215,326)	(514,989)	(2,234,375)	(5,366,087)
Net increase (decrease)	(58,036)	(67,701)	$ (606,082)	$ (714,694)
Institutional Class
Shares sold	33,475	110,433	$ 348,732	$ 1,154,968
Reinvestment of distributions	2,234	2,279	23,279	23,731
Shares redeemed	(13,838)	(65,692)	(144,057)	(691,013)
Net increase (decrease)	21,871	47,020	$ 227,954	$ 487,686
Advisor Freedom 2005
Class A
Shares sold	881,046	1,045,087	$ 9,798,717	$ 11,488,136
Reinvestment of distributions	22,020	20,715	249,042	227,182
Shares redeemed	(314,590)	(201,347)	(3,501,555)	(2,219,234)
Net increase (decrease)	588,476	864,455	$ 6,546,204	$ 9,496,084
Class T
Shares sold	539,588	1,419,295	$ 5,968,075	$ 15,260,795
Reinvestment of distributions	20,594	24,717	232,503	269,302
Shares redeemed	(422,348)	(970,234)	(4,696,181)	(10,565,587)
Net increase (decrease)	137,834	473,778	$ 1,504,397	$ 4,964,510
Class B
Shares sold	81,590	122,820	$ 897,871	$ 1,330,376
Reinvestment of distributions	4,538	4,304	51,141	46,985
Shares redeemed	(64,882)	(48,057)	(716,034)	(526,073)
Net increase (decrease)	21,246	79,067	$ 232,978	$ 851,288
Class C
Shares sold	141,227	316,798	$ 1,563,300	$ 3,462,176
Reinvestment of distributions	8,617	8,537	97,028	93,176
Shares redeemed	(65,496)	(185,035)	(717,513)	(2,016,625)
Net increase (decrease)	84,348	140,300	$ 942,815	$ 1,538,727
Institutional Class
Shares sold	67,687	89,143	$ 751,390	$ 967,402
Reinvestment of distributions	2,048	2,817	23,221	31,000
Shares redeemed	(10,054)	(32,274)	(110,971)	(357,310)
Net increase (decrease)	59,681	59,686	$ 663,640	$ 641,092

Semiannual Report

8. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2006	Year ended March 31, 2006	Six months ended September 30, 2006	Year ended March 31, 2006
Advisor Freedom 2010
Class A
Shares sold	4,223,455	7,739,808	$ 48,753,447	$ 88,298,046
Reinvestment of distributions	219,577	223,520	2,580,028	2,536,606
Shares redeemed	(3,551,906)	(2,250,375)	(40,644,425)	(25,763,889)
Net increase (decrease)	891,126	5,712,953	$ 10,689,050	$ 65,070,763
Class T
Shares sold	4,319,358	7,216,617	$ 49,295,538	$ 81,687,336
Reinvestment of distributions	209,070	222,039	2,450,306	2,509,373
Shares redeemed	(2,121,762)	(3,900,266)	(24,385,713)	(44,179,760)
Net increase (decrease)	2,406,666	3,538,390	$ 27,360,131	$ 40,016,949
Class B
Shares sold	283,278	834,087	$ 3,259,293	$ 9,388,818
Reinvestment of distributions	39,702	40,955	464,118	460,771
Shares redeemed	(294,816)	(499,400)	(3,394,396)	(5,655,011)
Net increase (decrease)	28,164	375,642	$ 329,015	$ 4,194,578
Class C
Shares sold	709,254	1,335,196	$ 8,161,554	$ 15,082,752
Reinvestment of distributions	46,712	43,770	545,124	492,426
Shares redeemed	(439,822)	(585,637)	(5,073,268)	(6,617,347)
Net increase (decrease)	316,144	793,329	$ 3,633,410	$ 8,957,831
Institutional Class
Shares sold	287,853	700,184	$ 3,353,722	$ 8,032,090
Reinvestment of distributions	15,121	14,123	178,122	160,978
Shares redeemed	(289,396)	(282,482)	(3,337,865)	(3,270,359)
Net increase (decrease)	13,578	431,825	$ 193,979	$ 4,922,709
Advisor Freedom 2015
Class A
Shares sold	5,994,073	7,755,416	$ 69,471,346	$ 87,784,785
Reinvestment of distributions	183,988	148,528	2,182,092	1,681,279
Shares redeemed	(1,560,756)	(1,248,688)	(18,077,246)	(14,243,836)
Net increase (decrease)	4,617,305	6,655,256	$ 53,576,192	$ 75,222,228
Class T
Shares sold	3,345,425	7,331,499	$ 38,647,706	$ 82,443,787
Reinvestment of distributions	171,376	146,891	2,029,089	1,655,344
Shares redeemed	(1,749,278)	(2,069,563)	(20,238,828)	(23,392,515)
Net increase (decrease)	1,767,523	5,408,827	$ 20,437,967	$ 60,706,616
Class B
Shares sold	577,833	1,320,734	$ 6,659,009	$ 14,714,003
Reinvestment of distributions	38,917	29,554	459,216	331,712
Shares redeemed	(235,209)	(246,964)	(2,717,965)	(2,776,985)
Net increase (decrease)	381,541	1,103,324	$ 4,400,260	$ 12,268,730
Class C
Shares sold	1,005,881	1,634,319	$ 11,558,970	$ 18,295,083
Reinvestment of distributions	39,578	29,172	467,018	327,542
Shares redeemed	(295,821)	(398,401)	(3,414,552)	(4,467,845)
Net increase (decrease)	749,638	1,265,090	$ 8,611,436	$ 14,154,780
Institutional Class
Shares sold	669,171	1,374,943	$ 7,788,579	$ 15,910,190
Reinvestment of distributions	37,225	27,882	443,351	315,005
Shares redeemed	(168,417)	(330,682)	(1,948,383)	(3,761,478)
Net increase (decrease)	537,979	1,072,143	$ 6,283,547	$ 12,463,717
Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2006	Year ended March 31, 2006	Six months ended September 30, 2006	Year ended March 31, 2006
Advisor Freedom 2020
Class A
Shares sold	9,732,620	14,590,446	$ 121,240,036	$ 177,880,434
Reinvestment of distributions	486,348	318,258	6,249,569	3,855,895
Shares redeemed	(5,430,092)	(4,501,371)	(66,263,804)	(55,311,034)
Net increase (decrease)	4,788,876	10,407,333	$ 61,225,801	$ 126,425,295
Class T
Shares sold	8,642,524	13,438,162	$ 106,409,806	$ 162,737,119
Reinvestment of distributions	471,256	323,423	6,050,922	3,903,406
Shares redeemed	(3,506,941)	(6,053,700)	(43,549,207)	(73,680,929)
Net increase (decrease)	5,606,839	7,707,885	$ 68,911,521	$ 92,959,596
Class B
Shares sold	832,749	1,799,544	$ 10,341,391	$ 21,593,687
Reinvestment of distributions	102,259	59,314	1,308,917	711,860
Shares redeemed	(436,518)	(589,847)	(5,411,521)	(7,123,757)
Net increase (decrease)	498,490	1,269,011	$ 6,238,787	$ 15,181,790
Class C
Shares sold	1,176,803	2,110,159	$ 14,611,491	$ 25,285,625
Reinvestment of distributions	83,383	47,015	1,066,470	564,041
Shares redeemed	(514,668)	(773,044)	(6,361,964)	(9,282,747)
Net increase (decrease)	745,518	1,384,130	$ 9,315,997	$ 16,566,919
Institutional Class
Shares sold	593,225	845,222	$ 7,466,144	$ 10,376,829
Reinvestment of distributions	31,059	22,706	400,664	275,559
Shares redeemed	(294,927)	(254,821)	(3,662,988)	(3,125,257)
Net increase (decrease)	329,357	613,107	$ 4,203,820	$ 7,527,131
Advisor Freedom 2025
Class A
Shares sold	4,496,304	6,210,144	$ 54,058,921	$ 72,280,640
Reinvestment of distributions	205,193	124,720	2,495,147	1,454,965
Shares redeemed	(1,207,371)	(1,339,389)	(14,536,989)	(15,549,227)
Net increase (decrease)	3,494,126	4,995,475	$ 42,017,079	$ 58,186,378
Class T
Shares sold	2,784,179	4,779,347	$ 33,337,682	$ 55,329,806
Reinvestment of distributions	126,090	68,757	1,535,781	804,360
Shares redeemed	(778,301)	(1,422,431)	(9,352,347)	(16,584,794)
Net increase (decrease)	2,131,968	3,425,673	$ 25,521,116	$ 39,549,372
Class B
Shares sold	498,231	1,133,308	$ 5,941,668	$ 12,946,544
Reinvestment of distributions	36,727	17,249	444,026	200,192
Shares redeemed	(165,395)	(169,943)	(1,970,726)	(1,979,347)
Net increase (decrease)	369,563	980,614	$ 4,414,968	$ 11,167,389
Class C
Shares sold	500,683	835,184	$ 6,022,815	$ 9,579,811
Reinvestment of distributions	26,772	11,884	323,670	137,922
Shares redeemed	(114,161)	(185,560)	(1,362,919)	(2,143,096)
Net increase (decrease)	413,294	661,508	$ 4,983,566	$ 7,574,637
Institutional Class
Shares sold	327,745	395,871	$ 3,932,404	$ 4,647,168
Reinvestment of distributions	8,431	4,061	102,946	47,460
Shares redeemed	(104,365)	(157,588)	(1,247,638)	(1,829,481)
Net increase (decrease)	231,811	242,344	$ 2,787,712	$ 2,865,147

Semiannual Report

8. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2006	Year ended March 31, 2006	Six months ended September 30, 2006	Year ended March 31, 2006
Advisor Freedom 2030
Class A
Shares sold	5,557,874	7,622,210	$ 72,791,039	$ 95,830,636
Reinvestment of distributions	244,552	131,003	3,245,213	1,642,629
Shares redeemed	(2,097,960)	(1,657,097)	(26,878,196)	(20,896,249)
Net increase (decrease)	3,704,466	6,096,116	$ 49,158,056	$ 76,577,016
Class T
Shares sold	5,365,443	8,271,712	$ 69,246,196	$ 103,937,897
Reinvestment of distributions	265,276	138,114	3,512,262	1,718,369
Shares redeemed	(1,867,244)	(3,379,705)	(24,224,576)	(42,137,889)
Net increase (decrease)	3,763,475	5,030,121	$ 48,533,882	$ 63,518,377
Class B
Shares sold	641,903	1,157,095	$ 8,359,466	$ 14,320,376
Reinvestment of distributions	57,322	25,279	755,509	311,100
Shares redeemed	(235,836)	(314,426)	(3,045,992)	(3,917,552)
Net increase (decrease)	463,389	867,948	$ 6,068,983	$ 10,713,924
Class C
Shares sold	811,034	1,235,865	$ 10,555,119	$ 15,380,567
Reinvestment of distributions	48,316	20,600	636,812	254,461
Shares redeemed	(292,761)	(314,678)	(3,761,752)	(3,929,603)
Net increase (decrease)	566,589	941,787	$ 7,430,179	$ 11,705,425
Institutional Class
Shares sold	348,476	327,266	$ 4,573,909	$ 4,137,340
Reinvestment of distributions	13,558	9,043	180,462	113,199
Shares redeemed	(194,405)	(190,476)	(2,529,248)	(2,392,711)
Net increase (decrease)	167,629	145,833	$ 2,225,123	$ 1,857,828
Advisor Freedom 2035
Class A
Shares sold	2,452,323	2,810,083	$ 30,245,074	$ 33,259,729
Reinvestment of distributions	78,874	34,961	986,710	418,335
Shares redeemed	(451,184)	(291,205)	(5,570,331)	(3,451,031)
Net increase (decrease)	2,080,013	2,553,839	$ 25,661,453	$ 30,227,033
Class T
Shares sold	1,694,477	2,779,197	$ 20,598,461	$ 32,690,026
Reinvestment of distributions	64,364	30,222	801,337	359,343
Shares redeemed	(560,528)	(700,210)	(6,826,477)	(8,256,703)
Net increase (decrease)	1,198,313	2,109,209	$ 14,573,321	$ 24,792,666
Class B
Shares sold	342,836	677,778	$ 4,175,886	$ 7,827,768
Reinvestment of distributions	20,643	8,197	255,565	96,381
Shares redeemed	(84,907)	(92,314)	(1,031,804)	(1,090,117)
Net increase (decrease)	278,572	593,661	$ 3,399,647	$ 6,834,032
Class C
Shares sold	344,791	594,915	$ 4,197,484	$ 6,913,576
Reinvestment of distributions	15,049	5,735	186,461	67,452
Shares redeemed	(115,350)	(106,161)	(1,388,790)	(1,246,975)
Net increase (decrease)	244,490	494,489	$ 2,995,155	$ 5,734,053
Institutional Class
Shares sold	160,096	153,700	$ 1,974,473	$ 1,815,954
Reinvestment of distributions	3,110	1,611	39,002	19,381
Shares redeemed	(45,713)	(23,805)	(573,148)	(285,436)
Net increase (decrease)	117,493	131,506	$ 1,440,327	$ 1,549,899

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2006	Year ended March 31, 2006	Six months ended September 30, 2006	Year ended March 31, 2006
Advisor Freedom 2040
Class A
Shares sold	4,535,065	6,594,125	$ 60,802,722	$ 84,779,212
Reinvestment of distributions	197,192	103,322	2,691,666	1,336,258
Shares redeemed	(1,717,357)	(1,319,831)	(22,647,965)	(17,027,651)
Net increase (decrease)	3,014,900	5,377,616	$ 40,846,423	$ 69,087,819
Class T
Shares sold	4,186,497	6,934,246	$ 55,486,842	$ 88,873,959
Reinvestment of distributions	189,135	94,278	2,574,122	1,212,995
Shares redeemed	(1,619,837)	(2,629,297)	(21,576,770)	(33,492,621)
Net increase (decrease)	2,755,795	4,399,227	$ 36,484,194	$ 56,594,333
Class B
Shares sold	601,185	1,066,326	$ 7,989,707	$ 13,457,885
Reinvestment of distributions	42,435	18,114	574,143	229,826
Shares redeemed	(196,759)	(252,957)	(2,617,634)	(3,223,373)
Net increase (decrease)	446,861	831,483	$ 5,946,216	$ 10,464,338
Class C
Shares sold	888,291	1,277,719	$ 11,815,867	$ 16,223,875
Reinvestment of distributions	47,779	20,564	645,977	261,225
Shares redeemed	(365,095)	(279,598)	(4,837,838)	(3,548,799)
Net increase (decrease)	570,975	1,018,685	$ 7,624,006	$ 12,936,301
Institutional Class
Shares sold	347,870	291,937	$ 4,700,602	$ 3,766,408
Reinvestment of distributions	8,971	5,062	122,727	65,359
Shares redeemed	(103,506)	(147,050)	(1,388,654)	(1,890,587)
Net increase (decrease)	253,335	149,949	$ 3,434,675	$ 1,941,180
Advisor Freedom 2045 A
Class A
Shares sold	25,855	-	$ 258,142	$ -
Shares redeemed	(66)	-	(650)	-
Net increase (decrease)	25,789	-	$ 257,492	$ -
Class T
Shares sold	30,485	-	$ 305,570	$ -
Shares redeemed	(774)	-	(7,911)	-
Net increase (decrease)	29,711	-	$ 297,659	$ -
Class B
Shares sold	24,810	-	$ 248,473	$ -
Net increase (decrease)	24,810	-	$ 248,473	$ -
Class C
Shares sold	29,087	-	$ 289,669	$ -
Net increase (decrease)	29,087	-	$ 289,669	$ -
Institutional Class
Shares sold	10,023	-	$ 100,228	$ -
Net increase (decrease)	10,023	-	$ 100,228	$ -

Semiannual Report

8. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2006	Year ended March 31, 2006	Six months ended September 30, 2006	Year ended March 31, 2006
Advisor Freedom 2050 A
Class A
Shares sold	53,732	-	$ 534,811	$ -
Shares redeemed	(65)	-	(638)	-
Net increase (decrease)	53,667	-	$ 534,173	$ -
Class T
Shares sold	31,494	-	$ 312,021	$ -
Shares redeemed	(72)	-	(722)	-
Net increase (decrease)	31,422	-	$ 311,299	$ -
Class B
Shares sold	22,788	-	$ 228,215	$ -
Shares redeemed	(43)	-	(433)	-
Net increase (decrease)	22,745	-	$ 227,782	$ -
Class C
Shares sold	39,902	-	$ 392,033	$ -
Net increase (decrease)	39,902	-	$ 392,033	$ -
Institutional Class
Shares sold	10,630	-	$ 106,208	$ -
Net increase (decrease)	10,630	-	$ 106,208	$ -

A For the period June 1, 2006 (commencement of operations) to September 30, 2006.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund

On April 20, 2006, the Board of Trustees, including the independent Trustees (together, the Board), voted to approve the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts for each fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by each fund in its prospectus and other public disclosures, may choose to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc., (Strategic) and the administrator, FMR, including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic's and FMR's investment staff, their use of technology, and Strategic's and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by Strategic and FMR and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of Strategic's and FMR's supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge.

Investment Performance. Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund are new funds and therefore had no historical performance for the Board to review at the time it approved each fund's Advisory Contracts. Once each fund has been in operation for at least one calendar year, the Board will review each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against (i) a broad-based securities market index and (ii) a peer group of mutual funds deemed appropriate by the Board.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's proposed management fee and the projected operating expenses for each class of each fund in reviewing the Advisory Contracts. The Board noted that the funds do not pay a management fee for investment advisory services. In its review the total expenses of each class of each fund, the Board noted that each fund invests in Institutional Class of the underlying funds to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agency fees. Instead, each underlying fund bears its pro rata portion of the transfer agency fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

In its review of total expenses, the Board also noted that at previous meetings during the year it considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's projected total expenses were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. Each of the funds is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contracts. In connection with its future renewal of each fund's management contract and administration agreement, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders.

Semiannual Report

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the approval of each fund's Advisory Contracts because under these arrangements the funds would not pay any expenses.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be approved.

Advisor Freedom Funds (except Advisor Freedom 2045 and Advisor Freedom 2050)

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in July 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance and Compliance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds. Because each fund had been in existence less than three calendar years, for each fund the following chart considered by the Board shows, for the one-year period ended December 31, 2005, the total returns of Class C and Institutional Class of the fund, the total return of a proprietary custom index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and Institutional Class represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated. For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings, (for each fund other than Advisor Freedom Income Fund) adjusted on June 30 and December 31 of each calendar year to reflect the fund's increasingly conservative asset allocations.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2005 Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the second quartile for the period shown. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conservative over time. The Board also stated that the relative investment performance of Institutional Class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

Semiannual Report

Advisor Freedom 2010 Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the second quartile for the period shown. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conservative over time. The Board also noted that the relative investment performance of Institutional Class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

Advisor Freedom 2015 Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the first quartile for the period shown. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conservative over time. The Board also stated that the relative investment performance of Institutional Class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2020 Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the second quartile for the period shown. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group mainly comprises funds with varying objectives, including static portfolios that do not follow a dynamic asset allocation model and lifecycle funds with target dates ranging from 2005 to 2050. The Board also stated that the investment performance of Institutional Class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

Advisor Freedom 2025 Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the first quartile for the period shown. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conservative over time. The Board also stated that the relative investment performance of Institutional Class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

Semiannual Report

Advisor Freedom 2030 Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the first quartile for the period shown. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conservative over time. The Board also stated that the relative investment performance of Institutional Class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

Advisor Freedom 2035 Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the second quartile for the period shown. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conservative over time. The Board also stated that the relative investment performance of Institutional Class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2040 Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the second quartile for the period shown. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conservative over time. The Board also stated that the relative investment performance of Institutional Class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

Advisor Freedom Income Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the third quartile for the period shown. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, which invests primarily in bond and money market mutual funds, the peer group comprises funds that invest primarily in income-producing equity securities. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

Semiannual Report

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board noted with favor FMR's reorganization of its senior management team in 2005 and FMR's dedication of additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services.

The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Advisor Freedom 2005 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2010 Fund

Advisor Freedom 2015 Fund

Semiannual Report

Advisor Freedom 2020 Fund

Advisor Freedom 2025 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2030 Fund

Advisor Freedom 2035 Fund

Semiannual Report

Advisor Freedom 2040 Fund

Advisor Freedom Income Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Furthermore, the Board considered that it had approved an amendment (effective May 19, 2005) to each fund's management contract that eliminated the management fee that the fund paid to Strategic Advisers. At that time, the Board also had approved an amendment to the administration agreement with respect to each fund that eliminated the administration fee that Strategic Advisers paid to FMR. The Board considered that each fund's chart reflects the elimination of the fund's management fee for 2005, as if the fee had been eliminated for the entire year.

The Board noted that the management fees shown in prior years reflect each fund's previous all-inclusive management fee. For a more meaningful comparison of management fees, each fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR (under the administration agreement) for non-management expenses (including pricing and bookkeeping fees and custody fees) from a fund's all-inclusive fee. In this regard, the Board realizes that net management fees may have varied from year to year because of differences in non-management expenses, and that non-management expenses may have exceeded a fund's all-inclusive fee and resulted in a negative net management fee.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board noted that each fund invests in Institutional Class of the underlying fund (if that underlying fund offers multiple classes of shares) to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agency fees. Instead, Institutional Class of each underlying fund (or the underlying fund, if that underlying fund does not offer multiple classes of shares) bears its pro rata portion of each fund's transfer agency fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that the total expenses of each class of each fund ranked below its competitive median for 2005. The Board considered that the total expenses of each class of each fund reflect the elimination of the fund's management fee for 2005, as if the fee had been eliminated for the entire year.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each underlying fund.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) portfolio manager compensation; (iii) the extent to which any economies of scale exist and are shared between the funds and Fidelity; (iv) the total expenses of certain funds and classes relative to competitors, including the extent to which the expenses of certain funds have been or could be capped; (v) fund performance trends; and (vi) Fidelity's fee structures, including use of performance fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

AFFI-USAN-1106
1.792159.103

(Fidelity Investment logo)(registered trademark)

Fidelity Freedom Funds ® -
Income, 2000, 2005, 2010, 2015, 2020, 2025,
2030, 2035, 2040, 2045, 2050

Semiannual Report

September 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Freedom Income	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2000	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2005	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2010	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2015	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2020	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2025	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2030	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2035	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2040	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2045	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2050	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Freedom Funds

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2006 to September 30, 2006), except for Freedom 2045 and Freedom 2050. For Freedom 2045 and Freedom 2050, the actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2006 to September 30, 2006). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (April 1, 2006 to September 30, 2006).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value April 1, 2006	Ending Account Value September 30, 2006	Expenses Paid During Period
Freedom Income
Actual	$ 1,000.00	$ 1,023.00	$ - B
Hypothetical A	$ 1,000.00	$ 1,025.07	$ - B
Freedom 2000
Actual	$ 1,000.00	$ 1,020.30	$ - B
HypotheticalA	$ 1,000.00	$ 1,025.07	$ - B
Freedom 2005
Actual	$ 1,000.00	$ 1,016.60	$ - B
Hypothetical A	$ 1,000.00	$ 1,025.07	$ - B
Freedom 2010
Actual	$ 1,000.00	$ 1,015.90	$ - B
Hypothetical A	$ 1,000.00	$ 1,025.07	$ - B
Freedom 2015
Actual	$ 1,000.00	$ 1,013.30	$ - B
Hypothetical A	$ 1,000.00	$ 1,025.07	$ - B
Freedom 2020
Actual	$ 1,000.00	$ 1,009.90	$ - B
Hypothetical A	$ 1,000.00	$ 1,025.07	$ - B
Freedom 2025
Actual	$ 1,000.00	$ 1,008.50	$ - B
Hypothetical A	$ 1,000.00	$ 1,025.07	$ - B
Freedom 2030
Actual	$ 1,000.00	$ 1,005.70	$ - B
Hypothetical A	$ 1,000.00	$ 1,025.07	$ - B
Freedom 2035
Actual	$ 1,000.00	$ 1,005.40	$ - B
Hypothetical A	$ 1,000.00	$ 1,025.07	$ - B
	Beginning Account Value April 1, 2006	Ending Account Value September 30, 2006	Expenses Paid During Period
Freedom 2040
Actual	$ 1,000.00	$ 1,005.40	$ - B
Hypothetical A	$ 1,000.00	$ 1,025.07	$ - B
Freedom 2045
Actual	$ 1,000.00	$ 1,018.00	$ - C
Hypothetical A	$ 1,000.00	$ 1,025.07	$ - B
Freedom 2050
Actual	$ 1,000.00	$ 1,017.00	$ - C
Hypothetical A	$ 1,000.00	$ 1,025.07	$ - B

A 5% return per year before expenses

B Expenses are equal to the Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

C Actual expenses are equal to the Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 122/365 (to reflect the period June 1, 2006 to September 30, 2006).

The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Freedom Income	0.00%
Freedom 2000	0.00%
Freedom 2005	0.00%
Freedom 2010	0.00%
Freedom 2015	0.00%
Freedom 2020	0.00%
Freedom 2025	0.00%
Freedom 2030	0.00%
Freedom 2035	0.00%
Freedom 2040	0.00%
Freedom 2045	0.00%
Freedom 2050	0.00%

Semiannual Report

Fidelity Freedom Income Fund

Investment Changes

Fund Holdings as of September 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.1	3.0
Fidelity Disciplined Equity Fund	3.0	3.1
Fidelity Equity-Income Fund	3.1	3.1
Fidelity Fund	0.6	1.6
Fidelity Growth & Income Portfolio	3.4	3.2
Fidelity Growth Company Fund	1.9	2.0
Fidelity Mid-Cap Stock Fund	1.9	2.1
Fidelity OTC Portfolio	1.6	1.6
Fidelity Small Cap Growth Fund	0.1	0.1
Fidelity Small Cap Independence Fund	0.4	0.3
Fidelity Small Cap Value Fund	0.1	0.1
Fidelity Value Fund	1.3	0.9
	20.5	21.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.7	0.9
Fidelity High Income Fund	1.8	0.8
	3.5	1.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	9.8	13.5
Fidelity Intermediate Bond Fund	7.4	8.8
Fidelity Investment Grade Bond Fund	12.9	13.9
Fidelity Strategic Real Return Fund	6.1	1.0
	36.2	37.2
Short-Term Funds
Fidelity Retirement Money Market Portfolio	19.8	26.3
Fidelity Short-Term Bond Fund	20.0	13.7
	39.8	40.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	20.5%
Investment Grade Fixed-Income Funds	36.2%
High Yield Fixed-Income Funds	3.5%
Short-Term Funds	39.8%

Six months ago
Domestic Equity Funds	21.1%
Investment Grade Fixed-Income Funds	37.2%
High Yield Fixed-Income Funds	1.7%
Short-Term Funds	40.0%

Expected
Domestic Equity Funds	20.0%
Investment Grade Fixed-Income Funds	35.4%
High Yield Fixed-Income Funds	4.6%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of March 31, 2006. The current allocation is based on the fund's holdings as of September 30, 2006. The expected allocation represents the fund's anticipated allocation at March 31, 2007.

Semiannual Report

Fidelity Freedom Income Fund

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 20.5%
	Shares	Value (Note 1)
Domestic Equity Funds - 20.5%
Fidelity Blue Chip Growth Fund	1,574,985	$ 67,204,597
Fidelity Disciplined Equity Fund	2,247,394	66,702,651
Fidelity Equity-Income Fund	1,185,354	68,157,858
Fidelity Fund	376,214	12,787,510
Fidelity Growth & Income Portfolio	2,501,164	73,884,376
Fidelity Growth Company Fund (a)	654,870	42,088,485
Fidelity Mid-Cap Stock Fund	1,488,361	42,328,979
Fidelity OTC Portfolio (a)	908,924	34,820,888
Fidelity Small Cap Growth Fund	164,767	2,197,996
Fidelity Small Cap Independence Fund	412,879	8,666,335
Fidelity Small Cap Value Fund	169,115	2,195,107
Fidelity Value Fund	353,997	28,854,334
TOTAL EQUITY FUNDS (Cost $386,345,322)		449,889,116
Fixed-Income Funds - 39.7%

High Yield Fixed-Income Funds - 3.5%
Fidelity Capital & Income Fund	4,242,831	36,445,919
Fidelity High Income Fund	4,438,246	39,411,627
TOTAL HIGH YIELD FIXED-INCOME FUNDS		75,857,546
Investment Grade Fixed-Income Funds - 36.2%
Fidelity Government Income Fund	21,443,844	215,725,069
Fidelity Intermediate Bond Fund	15,708,085	161,479,113
Fidelity Investment Grade Bond Fund	38,460,469	284,222,867
Fidelity Strategic Real Return Fund	13,348,556	134,820,417
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		796,247,466
TOTAL FIXED-INCOME FUNDS (Cost $869,206,901)		872,105,012
Short-Term Funds - 39.8%

Fidelity Retirement Money Market Portfolio	435,044,730	435,044,730
Fidelity Short-Term Bond Fund	49,577,514	439,752,547
TOTAL SHORT-TERM FUNDS (Cost $873,230,415)		874,797,277
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,128,782,638)		$ 2,196,791,405
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $2,128,782,638) - See accompanying schedule		$ 2,196,791,405
Cash		52
Receivable for investments sold		627,320
Receivable for fund shares sold		4,976,965
Total assets		2,202,395,742

Liabilities
Payable for investments purchased	$ 1,623,853
Payable for fund shares redeemed	4,030,411
Total liabilities		5,654,264

Net Assets		$ 2,196,741,478
Net Assets consist of:
Paid in capital		$ 2,107,252,498
Undistributed net investment income		8,792,048
Accumulated undistributed net realized gain (loss) on investments		12,688,165
Net unrealized appreciation (depreciation) on investments		68,008,767
Net Assets, for 190,973,362 shares outstanding		$ 2,196,741,478
Net Asset Value, offering price and redemption price per share ($2,196,741,478 ÷ 190,973,362 shares)		$ 11.50

Statement of Operations

	Six months ended September 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 39,728,817
Interest		58
Total income		39,728,875

Expenses
Independent trustees' compensation	$ 4,080
Total expenses before reductions	4,080
Expense reductions	(4,080)	-
Net investment income (loss)		39,728,875
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(732,171)
Capital gain distributions from underlying funds	14,619,108	13,886,937
Change in net unrealized appreciation (depreciation) on underlying funds		(3,831,707)
Net gain (loss)		10,055,230
Net increase (decrease) in net assets resulting from operations		$ 49,784,105

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,728,875	$ 62,674,817
Net realized gain (loss)	13,886,937	16,640,863
Change in net unrealized appreciation (depreciation)	(3,831,707)	35,028,244
Net increase (decrease) in net assets resulting from operations	49,784,105	114,343,924
Distributions to shareholders from net investment income	(39,753,087)	(55,780,710)
Distributions to shareholders from net realized gain	(7,492,498)	(5,309,530)
Total distributions	(47,245,585)	(61,090,240)
Share transactions Proceeds from sales of shares	366,815,525	707,988,889
Reinvestment of distributions	46,732,991	60,320,633
Cost of shares redeemed	(351,376,374)	(634,435,737)
Net increase (decrease) in net assets resulting from share transactions	62,172,142	133,873,785
Total increase (decrease) in net assets	64,710,662	187,127,469

Net Assets
Beginning of period	2,132,030,816	1,944,903,347
End of period (including undistributed net investment income of $8,792,048 and undistributed net investment income of $8,718,884, respectively)	$ 2,196,741,478	$ 2,132,030,816
Other Information Shares
Sold	32,264,815	62,311,783
Issued in reinvestment of distributions	4,103,914	5,324,456
Redeemed	(30,919,445)	(55,841,448)
Net increase (decrease)	5,449,284	11,794,791

Financial Highlights

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 11.49	$ 11.20	$ 11.24	$ 10.59	$ 10.89	$ 10.93
Income from Investment Operations
Net investment income (loss)D	.21	.35	.22	.18	.24	.36
Net realized and unrealized gain (loss)	.05	.28	(.01)	.75	(.27)	.05
Total from investment operations	.26	.63	.21	.93	(.03)	.41
Distributions from net investment income	(.21)	(.31)	(.23)	(.22)	(.27)	(.38)
Distributions from net realized gain	(.04)	(.03)	(.02)	(.06)	-	(.07)
Total distributions	(.25)	(.34)	(.25)	(.28)	(.27)	(.45)
Net asset value, end of period	$ 11.50	$ 11.49	$ 11.20	$ 11.24	$ 10.59	$ 10.89
Total ReturnB,C	2.30%	5.71%	1.86%	8.87%	(.23) %	3.78%
Ratios to Average Net Assets E,F
Expenses before reductions	.00% A	.01%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.00% A	.01%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.00% A	.01%	.08%	.08%	.08%	.07%
Net investment income (loss)	3.68% A	3.07%	1.97%	1.68%	2.28%	3.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,196,741	$ 2,132,031	$ 1,944,903	$ 1,753,286	$ 1,242,816	$ 960,976
Portfolio turnover rate	31% A	18%	7%	6%	7%	9%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2000 Fund

Investment Changes

Fund Holdings as of September 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	4.0	3.6
Fidelity Disciplined Equity Fund	4.0	4.0
Fidelity Equity-Income Fund	4.1	4.0
Fidelity Fund	0.7	1.7
Fidelity Growth & Income Portfolio	4.4	4.0
Fidelity Growth Company Fund	2.5	2.6
Fidelity Mid-Cap Stock Fund	2.6	2.7
Fidelity OTC Portfolio	2.1	1.9
Fidelity Small Cap Growth Fund	0.1	0.1
Fidelity Small Cap Independence Fund	0.5	0.2
Fidelity Small Cap Value Fund	0.1	0.1
Fidelity Value Fund	1.7	0.7
	26.8	25.6
International Equity Funds
Fidelity Diversified International Fund	0.2	0.2
Fidelity Europe Fund	0.3	0.2
Fidelity Japan Fund	0.1	0.1
Fidelity Overseas Fund	0.2	0.1
Fidelity Southeast Asia Fund	0.1	0.0
	0.9	0.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.7	0.8
Fidelity High Income Fund	1.7	0.7
	3.4	1.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.7	13.0
Fidelity Intermediate Bond Fund	6.4	8.6
Fidelity Investment Grade Bond Fund	11.4	13.4
Fidelity Strategic Real Return Fund	5.3	0.9
	31.8	35.9
Short-Term Funds
Fidelity Retirement Money Market Portfolio	18.2	25.6
Fidelity Short-Term Bond Fund	18.9	10.8
	37.1	36.4
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	26.8%
International Equity Funds	0.9%
Investment Grade Fixed-Income Funds	31.8%
High Yield Fixed-Income Funds	3.4%
Short-Term Funds	37.1%

Six months ago
Domestic Equity Funds	25.6%
International Equity Funds	0.6%
Investment Grade Fixed-Income Funds	35.9%
High Yield Fixed-Income Funds	1.5%
Short-Term Funds	36.4%

Expected
Domestic Equity Funds	26.0%
International Equity Funds	0.7%
Investment Grade Fixed-Income Funds	30.9%
High Yield Fixed-Income Funds	4.6%
Short-Term Funds	37.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2006. The current allocation is based on the fund's holdings as of September 30, 2006. The expected allocation represents the fund's anticipated allocation at March 31, 2007.

Semiannual Report

Fidelity Freedom 2000 Fund

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 27.7%
	Shares	Value (Note 1)
Domestic Equity Funds - 26.8%
Fidelity Blue Chip Growth Fund	1,466,046	$ 62,556,179
Fidelity Disciplined Equity Fund	2,116,601	62,820,723
Fidelity Equity-Income Fund	1,119,549	64,374,060
Fidelity Fund	320,832	10,905,089
Fidelity Growth & Income Portfolio	2,321,921	68,589,554
Fidelity Growth Company Fund (a)	613,368	39,421,156
Fidelity Mid-Cap Stock Fund	1,403,075	39,903,439
Fidelity OTC Portfolio (a)	840,715	32,207,789
Fidelity Small Cap Growth Fund	154,599	2,062,353
Fidelity Small Cap Independence Fund	380,269	7,981,850
Fidelity Small Cap Value Fund	158,473	2,056,978
Fidelity Value Fund	331,277	27,002,371
TOTAL DOMESTIC EQUITY FUNDS		419,881,541
International Equity Funds - 0.9%
Fidelity Diversified International Fund	102,896	3,736,158
Fidelity Europe Fund	128,618	5,245,039
Fidelity Japan Fund	86,376	1,444,201
Fidelity Overseas Fund	82,107	3,720,285
Fidelity Southeast Asia Fund	30,016	741,105
TOTAL INTERNATIONAL EQUITY FUNDS		14,886,788
TOTAL EQUITY FUNDS (Cost $382,599,036)		434,768,329
Fixed-Income Funds - 35.2%

High Yield Fixed-Income Funds - 3.4%
Fidelity Capital & Income Fund	3,023,904	25,975,332
Fidelity High Income Fund	3,091,019	27,448,246
TOTAL HIGH YIELD FIXED-INCOME FUNDS		53,423,578
Investment Grade Fixed-Income Funds - 31.8%
Fidelity Government Income Fund	13,541,695	136,229,456
Fidelity Intermediate Bond Fund	9,791,822	100,659,930
Fidelity Investment Grade Bond Fund	24,167,599	178,598,553
Fidelity Strategic Real Return Fund	8,299,000	83,819,902
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		499,307,841
TOTAL FIXED-INCOME FUNDS (Cost $541,368,477)		552,731,419
Short-Term Funds - 37.1%
	Shares	Value (Note 1)
Fidelity Retirement Money Market Portfolio	285,587,330	$ 285,587,330
Fidelity Short-Term Bond Fund	33,358,743	295,892,054
TOTAL SHORT-TERM FUNDS (Cost $580,076,284)		581,479,384
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,504,043,797)		$ 1,568,979,132
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2000 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $1,504,043,797) - See accompanying schedule		$ 1,568,979,132
Cash		52
Receivable for investments sold		627,492
Receivable for fund shares sold		1,845,265
Total assets		1,571,451,941

Liabilities
Payable for investments purchased	$ 478,812
Payable for fund shares redeemed	1,996,615
Total liabilities		2,475,427

Net Assets		$ 1,568,976,514
Net Assets consist of:
Paid in capital		$ 1,466,670,938
Undistributed net investment income		25,979,714
Accumulated undistributed net realized gain (loss) on investments		11,390,527
Net unrealized appreciation (depreciation) on investments		64,935,335
Net Assets, for 125,182,508 shares outstanding		$ 1,568,976,514
Net Asset Value, offering price and redemption price per share ($1,568,976,514 ÷ 125,182,508 shares)		$ 12.53

Statement of Operations

	Six months ended September 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 26,933,583
Interest		45
Total income		26,933,628

Expenses
Independent trustees' compensation	$ 2,999
Total expenses before reductions	2,999
Expense reductions	(2,999)	-
Net investment income (loss)		26,933,628
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(868,688)
Capital gain distributions from underlying funds	13,611,166	12,742,478
Change in net unrealized appreciation (depreciation) on underlying funds		(7,486,109)
Net gain (loss)		5,256,369
Net increase (decrease) in net assets resulting from operations		$ 32,189,997

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2000 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,933,628	$ 47,094,930
Net realized gain (loss)	12,742,478	11,889,328
Change in net unrealized appreciation (depreciation)	(7,486,109)	37,942,703
Net increase (decrease) in net assets resulting from operations	32,189,997	96,926,961
Distributions to shareholders from net investment income	(11,536,671)	(41,865,016)
Distributions to shareholders from net realized gain	(5,127,407)	(2,614,295)
Total distributions	(16,664,078)	(44,479,311)
Share transactions Proceeds from sales of shares	177,898,842	383,853,505
Reinvestment of distributions	16,593,127	44,282,778
Cost of shares redeemed	(242,168,589)	(455,350,550)
Net increase (decrease) in net assets resulting from share transactions	(47,676,620)	(27,214,267)
Total increase (decrease) in net assets	(32,150,701)	25,233,383

Net Assets
Beginning of period	1,601,127,215	1,575,893,832
End of period (including undistributed net investment income of $25,979,714 and undistributed net investment income of $10,582,757, respectively)	$ 1,568,976,514	$ 1,601,127,215
Other Information Shares
Sold	14,476,348	31,323,504
Issued in reinvestment of distributions	1,341,401	3,639,361
Redeemed	(19,702,705)	(37,173,069)
Net increase (decrease)	(3,884,956)	(2,210,204)

Financial Highlights

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.41	$ 12.00	$ 11.97	$ 11.01	$ 11.52	$ 11.43
Income from Investment Operations
Net investment income (loss) D	.21	.36	.24	.21	.26	.37
Net realized and unrealized gain (loss)	.04	.40	.02	.99	(.47)	- G
Total from investment operations	.25	.76	.26	1.20	(.21)	.37
Distributions from net investment income	(.09)	(.33)	(.23)	(.24)	(.30)	(.28)
Distributions from net realized gain	(.04)	(.02)	-	-	-	-
Total distributions	(.13)	(.35)	(.23)	(.24)	(.30)	(.28)
Net asset value, end of period	$ 12.53	$ 12.41	$ 12.00	$ 11.97	$ 11.01	$ 11.52
Total Return B,C	2.03%	6.40%	2.18%	10.97%	(1.81)%	3.21%
Ratios to Average Net Assets E,F
Expenses before reductions	.00% A	.01%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.00% A	.01%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.00% A	.01%	.08%	.08%	.08%	.07%
Net investment income (loss)	3.43% A	2.98%	2.02%	1.79%	2.37%	3.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,568,977	$ 1,601,127	$ 1,575,894	$ 1,592,068	$ 1,265,181	$ 1,111,543
Portfolio turnover rate	42% A	20%	11%	7%	7%	13%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown.D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2005 Fund

Investment Changes

Fund Holdings as of September 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	6.0	5.8
Fidelity Disciplined Equity Fund	5.9	5.9
Fidelity Equity-Income Fund	6.1	5.9
Fidelity Fund	1.0	1.9
Fidelity Growth & Income Portfolio	6.6	6.5
Fidelity Growth Company Fund	3.8	3.7
Fidelity Mid-Cap Stock Fund	3.8	3.8
Fidelity OTC Portfolio	3.2	2.9
Fidelity Small Cap Growth Fund	0.2	0.2
Fidelity Small Cap Independence Fund	0.8	0.8
Fidelity Small Cap Value Fund	0.2	0.2
Fidelity Value Fund	2.6	2.3
	40.2	39.9
International Equity Funds
Fidelity Diversified International Fund	2.3	1.9
Fidelity Europe Fund	3.2	2.7
Fidelity Japan Fund	0.9	0.8
Fidelity Overseas Fund	2.3	1.9
Fidelity Southeast Asia Fund	0.4	0.4
	9.1	7.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.4	2.5
Fidelity High Income Fund	2.6	2.5
	5.0	5.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	9.4	12.1
Fidelity Intermediate Bond Fund	7.1	8.3
Fidelity Investment Grade Bond Fund	12.3	13.1
Fidelity Strategic Real Return Fund	5.9	2.0
	34.7	35.5
Short-Term Funds
Fidelity Retirement Money Market Portfolio	5.5	7.5
Fidelity Short-Term Bond Fund	5.5	4.4
	11.0	11.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	40.2%
International Equity Funds	9.1%
Investment Grade Fixed-Income Funds	34.7%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	11.0%

Six months ago
Domestic Equity Funds	39.9%
International Equity Funds	7.7%
Investment Grade Fixed-Income Funds	35.5%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	11.9%

Expected
Domestic Equity Funds	39.5%
International Equity Funds	9.5%
Investment Grade Fixed-Income Funds	34.5%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	11.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2006. The current allocation is based on the fund's holdings as of September 30, 2006. The expected allocation represents the fund's anticipated allocation at March 31, 2007.

Semiannual Report

Fidelity Freedom 2005 Fund

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 49.3%
	Shares	Value (Note 1)
Domestic Equity Funds - 40.2%
Fidelity Blue Chip Growth Fund	898,459	$ 38,337,225
Fidelity Disciplined Equity Fund	1,271,117	37,726,740
Fidelity Equity-Income Fund	669,859	38,516,891
Fidelity Fund	191,894	6,522,469
Fidelity Growth & Income Portfolio	1,426,259	42,131,694
Fidelity Growth Company Fund (a)	373,942	24,033,256
Fidelity Mid-Cap Stock Fund	847,654	24,107,283
Fidelity OTC Portfolio (a)	521,436	19,976,197
Fidelity Small Cap Growth Fund	93,394	1,245,874
Fidelity Small Cap Independence Fund	235,155	4,935,909
Fidelity Small Cap Value Fund	95,563	1,240,410
Fidelity Value Fund	201,695	16,440,155
TOTAL DOMESTIC EQUITY FUNDS		255,214,103
International Equity Funds - 9.1%
Fidelity Diversified International Fund	401,100	14,563,955
Fidelity Europe Fund	499,061	20,351,715
Fidelity Japan Fund	335,536	5,610,155
Fidelity Overseas Fund	319,593	14,480,754
Fidelity Southeast Asia Fund	120,929	2,985,728
TOTAL INTERNATIONAL EQUITY FUNDS		57,992,307
TOTAL EQUITY FUNDS (Cost $296,163,343)		313,206,410
Fixed-Income Funds - 39.7%

High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund	1,754,238	15,068,902
Fidelity High Income Fund	1,873,731	16,638,730
TOTAL HIGH YIELD FIXED-INCOME FUNDS		31,707,632
Investment Grade Fixed-Income Funds - 34.7%
Fidelity Government Income Fund	5,953,284	59,890,036
Fidelity Intermediate Bond Fund	4,372,790	44,952,276
Fidelity Investment Grade Bond Fund	10,582,764	78,206,631
Fidelity Strategic Real Return Fund	3,700,415	37,374,191
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		220,423,134
TOTAL FIXED-INCOME FUNDS (Cost $253,208,985)		252,130,766
Short-Term Funds - 11.0%
	Shares	Value (Note 1)
Fidelity Retirement Money Market Portfolio	35,398,623	$ 35,398,623
Fidelity Short-Term Bond Fund	3,924,153	34,807,239
TOTAL SHORT-TERM FUNDS (Cost $70,111,892)		70,205,862
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $619,484,220)		$ 635,543,038
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $619,484,220) - See accompanying schedule		$ 635,543,038
Cash		90
Receivable for investments sold		92,065
Receivable for fund shares sold		5,094,790
Total assets		640,729,983

Liabilities
Payable for investments purchased	$ 4,134,630
Payable for fund shares redeemed	1,052,808
Total liabilities		5,187,438

Net Assets		$ 635,542,545
Net Assets consist of:
Paid in capital		$ 604,468,918
Undistributed net investment income		7,259,275
Accumulated undistributed net realized gain (loss) on investments		7,755,534
Net unrealized appreciation (depreciation) on investments		16,058,818
Net Assets, for 55,348,275 shares outstanding		$ 635,542,545
Net Asset Value, offering price and redemption price per share ($635,542,545 ÷ 55,348,275 shares)		$ 11.48

Statement of Operations

	Six months ended September 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 7,430,485
Interest		40
Total income		7,430,525

Expenses
Independent trustees' compensation	$ 1,066
Total expenses before reductions	1,066
Expense reductions	(1,066)	-
Net investment income (loss)		7,430,525
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(388,811)
Capital gain distributions from underlying funds	8,164,225	7,775,414
Change in net unrealized appreciation (depreciation) on underlying funds		(4,504,653)
Net gain (loss)		3,270,761
Net increase (decrease) in net assets resulting from operations		$ 10,701,286

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2005 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,430,525	$ 9,010,453
Net realized gain (loss)	7,775,414	6,345,138
Change in net unrealized appreciation (depreciation)	(4,504,653)	18,878,383
Net increase (decrease) in net assets resulting from operations	10,701,286	34,233,974
Distributions to shareholders from net investment income	(2,983,890)	(6,943,785)
Distributions to shareholders from net realized gain	(4,475,833)	(2,453,402)
Total distributions	(7,459,723)	(9,397,187)
Share transactions Proceeds from sales of shares	203,161,162	399,971,947
Reinvestment of distributions	7,429,212	9,339,468
Cost of shares redeemed	(108,505,125)	(132,176,701)
Net increase (decrease) in net assets resulting from share transactions	102,085,249	277,134,714
Total increase (decrease) in net assets	105,326,812	301,971,501

Net Assets
Beginning of period	530,215,733	228,244,232
End of period (including undistributed net investment income of $7,259,275 and undistributed net investment income of $2,812,640, respectively)	$ 635,542,545	$ 530,215,733
Other Information Shares
Sold	18,035,594	36,001,118
Issued in reinvestment of distributions	647,144	844,860
Redeemed	(9,665,067)	(11,914,522)
Net increase (decrease)	9,017,671	24,931,456

Financial Highlights

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.44	$ 10.67	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.14	.28	.23	.08
Net realized and unrealized gain (loss)	.05	.78	.13	.44
Total from investment operations	.19	1.06	.36	.52
Distributions from net investment income	(.06)	(.21)	(.16)	(.04)
Distributions from net realized gain	(.09)	(.08)	(.01)	-
Total distributions	(.15)	(.29)	(.17)	(.04)
Net asset value, end of period	$ 11.48	$ 11.44	$ 10.67	$ 10.48
Total Return B,C	1.66%	10.05%	3.44%	5.21%
Ratios to Average Net Assets E,G
Expenses before reductions	.00% A	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.08%	.08% A
Net investment income (loss)	2.52% A	2.55%	2.18%	2.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 635,543	$ 530,216	$ 228,244	$ 36,483
Portfolio turnover rate	12% A	4%	7%	22% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period November 6, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2010 Fund

Investment Changes

Fund Holdings as of September 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	6.1	5.8
Fidelity Disciplined Equity Fund	6.0	6.0
Fidelity Equity-Income Fund	6.2	6.0
Fidelity Fund	1.3	3.5
Fidelity Growth & Income Portfolio	6.7	6.5
Fidelity Growth Company Fund	3.8	3.9
Fidelity Mid-Cap Stock Fund	3.9	4.1
Fidelity OTC Portfolio	3.2	3.0
Fidelity Small Cap Growth Fund	0.2	0.2
Fidelity Small Cap Independence Fund	0.8	0.7
Fidelity Small Cap Value Fund	0.2	0.2
Fidelity Value Fund	2.8	1.9
	41.2	41.8
International Equity Funds
Fidelity Diversified International Fund	2.3	1.9
Fidelity Europe Fund	3.2	2.6
Fidelity Japan Fund	0.9	0.8
Fidelity Overseas Fund	2.3	1.9
Fidelity Southeast Asia Fund	0.5	0.4
	9.2	7.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.6
Fidelity High Income Fund	2.5	2.5
	5.0	5.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	9.7	12.8
Fidelity Intermediate Bond Fund	7.2	8.6
Fidelity Investment Grade Bond Fund	12.5	13.4
Fidelity Strategic Real Return Fund	5.8	1.2
	35.2	36.0
Short-Term Funds
Fidelity Retirement Money Market Portfolio	4.7	5.8
Fidelity Short-Term Bond Fund	4.7	3.7
	9.4	9.5
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	41.2%
International Equity Funds	9.2%
Investment Grade Fixed-Income Funds	35.2%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	9.4%

Six months ago
Domestic Equity Funds	41.8%
International Equity Funds	7.6%
Investment Grade Fixed-Income Funds	36.0%
High Yield Fixed-Income Funds	5.1%
Short-Term Funds	9.5%

Expected
Domestic Equity Funds	40.2%
International Equity Funds	10.1%
Investment Grade Fixed-Income Funds	34.9%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	9.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2006. The current allocation is based on the fund's holdings as of September 30, 2006. The expected allocation represents the fund's anticipated allocation at March, 31 2007.

Semiannual Report

Fidelity Freedom 2010 Fund

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 50.4%
	Shares	Value (Note 1)
Domestic Equity Funds - 41.2%
Fidelity Blue Chip Growth Fund	16,218,525	$ 692,044,442
Fidelity Disciplined Equity Fund	23,022,690	683,313,425
Fidelity Equity-Income Fund	12,149,723	698,609,047
Fidelity Fund	4,407,691	149,817,434
Fidelity Growth & Income Portfolio	25,540,473	754,465,584
Fidelity Growth Company Fund (a)	6,801,785	437,150,719
Fidelity Mid-Cap Stock Fund	15,479,339	440,232,400
Fidelity OTC Portfolio (a)	9,360,753	358,610,459
Fidelity Small Cap Growth Fund	1,655,224	22,080,694
Fidelity Small Cap Independence Fund	4,166,015	87,444,646
Fidelity Small Cap Value Fund	1,728,946	22,441,723
Fidelity Value Fund	3,881,875	316,411,608
TOTAL DOMESTIC EQUITY FUNDS		4,662,622,181
International Equity Funds - 9.2%
Fidelity Diversified International Fund	7,243,629	263,016,177
Fidelity Europe Fund	9,009,951	367,425,793
Fidelity Japan Fund	6,015,453	100,578,377
Fidelity Overseas Fund	5,769,286	261,406,371
Fidelity Southeast Asia Fund	2,185,665	53,964,064
TOTAL INTERNATIONAL EQUITY FUNDS		1,046,390,782
TOTAL EQUITY FUNDS (Cost $5,016,848,460)		5,709,012,963
Fixed-Income Funds - 40.2%

High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund	33,059,148	283,978,083
Fidelity High Income Fund	32,277,448	286,623,737
TOTAL HIGH YIELD FIXED-INCOME FUNDS		570,601,820
Investment Grade Fixed-Income Funds - 35.2%
Fidelity Government Income Fund	108,550,043	1,092,013,431
Fidelity Intermediate Bond Fund	79,743,971	819,768,021
Fidelity Investment Grade Bond Fund	191,716,397	1,416,784,171
Fidelity Strategic Real Return Fund	64,737,860	653,852,391
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,982,418,014
TOTAL FIXED-INCOME FUNDS (Cost $4,500,193,270)		4,553,019,834
Short-Term Funds - 9.4%
	Shares	Value (Note 1)
Fidelity Retirement Money Market Portfolio	533,066,014	$ 533,066,014
Fidelity Short-Term Bond Fund	60,325,421	535,086,484
TOTAL SHORT-TERM FUNDS (Cost $1,066,451,658)		1,068,152,498
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $10,583,493,388)		$ 11,330,185,295
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $10,583,493,388) - See accompanying schedule		$ 11,330,185,295
Cash		5
Receivable for investments sold		5,881,318
Receivable for fund shares sold		36,993,480
Total assets		11,373,060,098

Liabilities
Payable for investments purchased	$ 27,885,337
Payable for fund shares redeemed	15,003,220
Total liabilities		42,888,557

Net Assets		$ 11,330,171,541
Net Assets consist of:
Paid in capital		$ 10,316,193,181
Undistributed net investment income		131,409,983
Accumulated undistributed net realized gain (loss) on investments		135,876,470
Net unrealized appreciation (depreciation) on investments		746,691,907
Net Assets, for 781,356,860 shares outstanding		$ 11,330,171,541
Net Asset Value, offering price and redemption price per share ($11,330,171,541 ÷ 781,356,860 shares)		$ 14.50

Statement of Operations

	Six months ended September 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 135,306,408
Interest		270
Total income		135,306,678

Expenses
Independent trustees' compensation	$ 20,416
Total expenses before reductions	20,416
Expense reductions	(20,416)	-
Net investment income (loss)		135,306,678
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	10,128,607
Capital gain distributions from underlying funds	148,384,936	158,513,543
Change in net unrealized appreciation (depreciation) on underlying funds		(110,662,309)
Net gain (loss)		47,851,234
Net increase (decrease) in net assets resulting from operations		$ 183,157,912

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2010 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 135,306,678	$ 236,800,382
Net realized gain (loss)	158,513,543	138,186,171
Change in net unrealized appreciation (depreciation)	(110,662,309)	583,275,019
Net increase (decrease) in net assets resulting from operations	183,157,912	958,261,572
Distributions to shareholders from net investment income	(59,795,701)	(206,242,560)
Distributions to shareholders from net realized gain	(97,166,272)	(46,432,435)
Total distributions	(156,961,973)	(252,674,995)
Share transactions Proceeds from sales of shares	1,676,012,177	3,085,283,033
Reinvestment of distributions	156,490,512	251,913,287
Cost of shares redeemed	(1,217,797,871)	(2,047,023,706)
Net increase (decrease) in net assets resulting from share transactions	614,704,818	1,290,172,614
Total increase (decrease) in net assets	640,900,757	1,995,759,191

Net Assets
Beginning of period	10,689,270,784	8,693,511,593
End of period (including undistributed net investment income of $131,409,983 and undistributed net investment income of $55,899,006, respectively)	$ 11,330,171,541	$ 10,689,270,784
Other Information Shares
Sold	117,946,419	220,380,588
Issued in reinvestment of distributions	10,785,011	18,118,645
Redeemed	(85,824,811)	(146,600,739)
Net increase (decrease)	42,906,619	91,898,494

Financial Highlights

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 14.48	$ 13.45	$ 13.31	$ 11.40	$ 12.61	$ 12.94
Income from Investment Operations
Net investment income (loss) D	.18	.35	.28	.26	.28	.36
Net realized and unrealized gain (loss)	.05	1.05	.20	2.02	(1.18)	(.05)
Total from investment operations	.23	1.40	.48	2.28	(.90)	.31
Distributions from net investment income	(.08)	(.30)	(.29)	(.28)	(.31)	(.37)
Distributions from net realized gain	(.13)	(.07)	(.05)	(.09)	-	(.27)
Total distributions	(.21)	(.37)	(.34)	(.37)	(.31)	(.64)
Net asset value, end of period	$ 14.50	$ 14.48	$ 13.45	$ 13.31	$ 11.40	$ 12.61
Total Return B, C	1.59%	10.54%	3.59%	20.15%	(7.17)%	2.31%
Ratios to Average Net Assets E, F
Expenses before reductions	.00% A	.01%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.00% A	.01%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.00% A	.01%	.08%	.08%	.08%	.07%
Net investment income (loss)	2.49% A	2.48%	2.11%	2.07%	2.44%	2.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,330,172	$ 10,689,271	$ 8,693,512	$ 7,387,863	$ 4,682,513	$ 4,063,699
Portfolio turnover rate	16% A	8%	1%	4%	8%	10%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2015 Fund

Investment Changes

Fund Holdings as of September 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	7.1	7.2
Fidelity Disciplined Equity Fund	6.9	7.1
Fidelity Equity-Income Fund	7.1	7.1
Fidelity Fund	1.6	2.1
Fidelity Growth & Income Portfolio	7.8	7.9
Fidelity Growth Company Fund	4.5	4.6
Fidelity Mid-Cap Stock Fund	4.5	4.6
Fidelity OTC Portfolio	3.7	3.6
Fidelity Small Cap Growth Fund	0.2	0.2
Fidelity Small Cap Independence Fund	0.9	1.0
Fidelity Small Cap Value Fund	0.2	0.3
Fidelity Value Fund	3.0	2.8
	47.5	48.5
International Equity Funds
Fidelity Diversified International Fund	2.9	2.6
Fidelity Europe Fund	4.0	3.6
Fidelity Japan Fund	1.1	1.1
Fidelity Overseas Fund	2.8	2.6
Fidelity Southeast Asia Fund	0.6	0.5
	11.4	10.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.0	3.3
Fidelity High Income Fund	3.3	3.2
	6.3	6.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.1	10.2
Fidelity Intermediate Bond Fund	6.2	7.1
Fidelity Investment Grade Bond Fund	10.7	11.2
Fidelity Strategic Real Return Fund	5.1	2.0
	30.1	30.5
Short-Term Funds
Fidelity Retirement Money Market Portfolio	2.4	2.6
Fidelity Short-Term Bond Fund	2.3	1.5
	4.7	4.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	47.5%
International Equity Funds	11.4%
Investment Grade Fixed-Income Funds	30.1%
High Yield Fixed-Income Funds	6.3%
Short-Term Funds	4.7%

Six months ago
Domestic Equity Funds	48.5%
International Equity Funds	10.4%
Investment Grade Fixed-Income Funds	30.5%
High Yield Fixed-Income Funds	6.5%
Short-Term Funds	4.1%

Expected
Domestic Equity Funds	45.6%
International Equity Funds	11.4%
Investment Grade Fixed-Income Funds	31.3%
High Yield Fixed-Income Funds	6.1%
Short-Term Funds	5.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2006. The current allocation is based on the fund's holdings as of September 30, 2006. The expected allocation represents the fund's anticipated allocation at March 31, 2007.

Semiannual Report

Fidelity Freedom 2015 Fund

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 58.9%
	Shares	Value (Note 1)
Domestic Equity Funds - 47.5%
Fidelity Blue Chip Growth Fund	5,835,343	$ 248,994,101
Fidelity Disciplined Equity Fund	8,231,324	244,305,711
Fidelity Equity-Income Fund	4,341,668	249,645,901
Fidelity Fund	1,658,015	56,355,930
Fidelity Growth & Income Portfolio	9,245,760	273,119,759
Fidelity Growth Company Fund (a)	2,477,485	159,227,952
Fidelity Mid-Cap Stock Fund	5,604,871	159,402,531
Fidelity OTC Portfolio (a)	3,408,538	130,581,081
Fidelity Small Cap Growth Fund	611,911	8,162,889
Fidelity Small Cap Independence Fund	1,540,296	32,330,804
Fidelity Small Cap Value Fund	626,407	8,130,765
Fidelity Value Fund	1,305,164	106,383,933
TOTAL DOMESTIC EQUITY FUNDS		1,676,641,357
International Equity Funds - 11.4%
Fidelity Diversified International Fund	2,791,142	101,346,353
Fidelity Europe Fund	3,466,493	141,363,602
Fidelity Japan Fund	2,356,721	39,404,374
Fidelity Overseas Fund	2,219,829	100,580,445
Fidelity Southeast Asia Fund	837,002	20,665,573
TOTAL INTERNATIONAL EQUITY FUNDS		403,360,347
TOTAL EQUITY FUNDS (Cost $1,977,735,866)		2,080,001,704
Fixed-Income Funds - 36.4%

High Yield Fixed-Income Funds - 6.3%
Fidelity Capital & Income Fund	12,353,549	106,116,988
Fidelity High Income Fund	13,025,008	115,662,069
TOTAL HIGH YIELD FIXED-INCOME FUNDS		221,779,057
Investment Grade Fixed-Income Funds - 30.1%
Fidelity Government Income Fund	28,563,227	287,346,066
Fidelity Intermediate Bond Fund	21,195,478	217,889,515
Fidelity Investment Grade Bond Fund	50,986,861	376,792,902
Fidelity Strategic Real Return Fund	17,975,975	181,557,344
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,063,585,827
TOTAL FIXED-INCOME FUNDS (Cost $1,286,332,689)		1,285,364,884
Short-Term Funds - 4.7%
	Shares	Value (Note 1)
Fidelity Retirement Money Market Portfolio	82,794,967	$ 82,794,967
Fidelity Short-Term Bond Fund	9,227,770	81,850,322
TOTAL SHORT-TERM FUNDS (Cost $164,361,883)		164,645,289
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $3,428,430,438)		$ 3,530,011,877
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $3,428,430,438) - See accompanying schedule		$ 3,530,011,877
Cash		42
Receivable for investments sold		406,026
Receivable for fund shares sold		33,705,602
Total assets		3,564,123,547

Liabilities
Payable for investments purchased	$ 29,546,987
Payable for fund shares redeemed	4,567,246
Total liabilities		34,114,233

Net Assets		$ 3,530,009,314
Net Assets consist of:
Paid in capital		$ 3,344,806,024
Undistributed net investment income		34,119,119
Accumulated undistributed net realized gain (loss) on investments		49,502,732
Net unrealized appreciation (depreciation) on investments		101,581,439
Net Assets, for 294,690,146 shares outstanding		$ 3,530,009,314
Net Asset Value, offering price and redemption price per share ($3,530,009,314 ÷ 294,690,146 shares)		$ 11.98

Statement of Operations

	Six months ended September 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 32,688,891
Interest		42
Total income		32,688,933

Expenses
Independent trustees' compensation	$ 5,477
Total expenses before reductions	5,477
Expense reductions	(5,477)	-
Net investment income (loss)		32,688,933
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(701,800)
Capital gain distributions from underlying funds	52,497,989	51,796,189
Change in net unrealized appreciation (depreciation) on underlying funds		(31,458,397)
Net gain (loss)		20,337,792
Net increase (decrease) in net assets resulting from operations		$ 53,026,725

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2015 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 32,688,933	$ 34,630,643
Net realized gain (loss)	51,796,189	37,141,190
Change in net unrealized appreciation (depreciation)	(31,458,397)	122,725,107
Net increase (decrease) in net assets resulting from operations	53,026,725	194,496,940
Distributions to shareholders from net investment income	(7,234,893)	(27,970,696)
Distributions to shareholders from net realized gain	(31,350,940)	(10,642,857)
Total distributions	(38,585,833)	(38,613,553)
Share transactions Proceeds from sales of shares	1,097,772,997	1,847,831,476
Reinvestment of distributions	38,513,172	38,532,294
Cost of shares redeemed	(298,496,299)	(276,961,461)
Net increase (decrease) in net assets resulting from share transactions	837,789,870	1,609,402,309
Total increase (decrease) in net assets	852,230,762	1,765,285,696

Net Assets
Beginning of period	2,677,778,552	912,492,856
End of period (including undistributed net investment income of $34,119,119 and undistributed net investment income of $8,665,079, respectively)	$ 3,530,009,314	$ 2,677,778,552
Other Information Shares
Sold	93,405,950	160,428,368
Issued in reinvestment of distributions	3,193,464	3,362,406
Redeemed	(25,482,599)	(24,131,931)
Net increase (decrease)	71,116,815	139,658,843

Financial Highlights

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.98	$ 10.87	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.25	.21	.07
Net realized and unrealized gain (loss)	.04	1.13	.25	.54
Total from investment operations	.16	1.38	.46	.61
Distributions from net investment income	(.03)	(.19)	(.14)	(.04)
Distributions from net realized gain	(.13)	(.08)	(.02)	-
Total distributions	(.16)	(.27)	(.16)	(.04)
Net asset value, end of period	$ 11.98	$ 11.98	$ 10.87	$ 10.57
Total Return B, C	1.33%	12.83%	4.30%	6.11%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.08%	.08% A
Net investment income (loss)	2.12% A	2.20%	2.01%	1.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,530,009	$ 2,677,779	$ 912,493	$ 114,335
Portfolio turnover rate	2% A	1%	0%	2% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period November 6, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2020 Fund

Investment Changes

Fund Holdings as of September 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	8.3	8.1
Fidelity Disciplined Equity Fund	8.2	8.2
Fidelity Equity-Income Fund	8.4	8.3
Fidelity Fund	2.0	4.9
Fidelity Growth & Income Portfolio	9.1	9.0
Fidelity Growth Company Fund	5.3	5.2
Fidelity Mid-Cap Stock Fund	5.3	5.5
Fidelity OTC Portfolio	4.3	4.1
Fidelity Small Cap Growth Fund	0.3	0.3
Fidelity Small Cap Independence Fund	1.1	1.1
Fidelity Small Cap Value Fund	0.3	0.3
Fidelity Value Fund	3.7	2.9
	56.3	57.9
International Equity Funds
Fidelity Diversified International Fund	3.3	3.0
Fidelity Europe Fund	4.7	4.2
Fidelity Japan Fund	1.3	1.2
Fidelity Overseas Fund	3.3	3.0
Fidelity Southeast Asia Fund	0.7	0.6
	13.3	12.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.6	3.6
Fidelity High Income Fund	3.8	3.6
	7.4	7.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.2	7.9
Fidelity Intermediate Bond Fund	4.7	5.4
Fidelity Investment Grade Bond Fund	8.1	8.5
Fidelity Strategic Real Return Fund	3.8	1.0
	22.8	22.8
Short-Term Funds
Fidelity Retirement Money Market Portfolio	0.1	0.1
Fidelity Short-Term Bond Fund	0.1	0.0
	0.2	0.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	56.3%
International Equity Funds	13.3%
Investment Grade Fixed-Income Funds	22.8%
High Yield Fixed-Income Funds	7.4%
Short-Term Funds	0.2%

Six months ago
Domestic Equity Funds	57.9%
International Equity Funds	12.0%
Investment Grade Fixed-Income Funds	22.8%
High Yield Fixed-Income Funds	7.2%
Short-Term Funds	0.1%

Expected
Domestic Equity Funds	54.7%
International Equity Funds	13.7%
Investment Grade Fixed-Income Funds	23.8%
High Yield Fixed-Income Funds	7.5%
Short-Term Funds	0.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2006. The current allocation is based on the fund's holdings as of September 30, 2006. The expected allocation represents the fund's anticipated allocation at March 31, 2007.

Semiannual Report

Fidelity Freedom 2020 Fund

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 69.6%
	Shares	Value (Note 1)
Domestic Equity Funds - 56.3%
Fidelity Blue Chip Growth Fund	29,790,024	$ 1,271,140,345
Fidelity Disciplined Equity Fund	42,122,121	1,250,184,551
Fidelity Equity-Income Fund	22,231,187	1,278,293,245
Fidelity Fund	8,911,499	302,901,849
Fidelity Growth & Income Portfolio	46,993,675	1,388,193,153
Fidelity Growth Company Fund (a)	12,629,141	811,674,871
Fidelity Mid-Cap Stock Fund	28,437,376	808,758,980
Fidelity OTC Portfolio (a)	17,350,791	664,708,801
Fidelity Small Cap Growth Fund	3,064,849	40,885,087
Fidelity Small Cap Independence Fund	7,742,607	162,517,317
Fidelity Small Cap Value Fund	3,154,411	40,944,251
Fidelity Value Fund	7,041,807	573,977,707
TOTAL DOMESTIC EQUITY FUNDS		8,594,180,157
International Equity Funds - 13.3%
Fidelity Diversified International Fund	14,074,114	511,031,086
Fidelity Europe Fund	17,524,682	714,656,549
Fidelity Japan Fund	11,834,171	197,867,337
Fidelity Overseas Fund	11,185,465	506,813,430
Fidelity Southeast Asia Fund	4,167,631	102,898,814
TOTAL INTERNATIONAL EQUITY FUNDS		2,033,267,216
TOTAL EQUITY FUNDS (Cost $9,264,920,388)		10,627,447,373
Fixed-Income Funds - 30.2%

High Yield Fixed-Income Funds - 7.4%
Fidelity Capital & Income Fund	63,305,200	543,791,669
Fidelity High Income Fund	65,028,830	577,456,014
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,121,247,683
Investment Grade Fixed-Income Funds - 22.8%
Fidelity Government Income Fund	94,135,144	946,999,549
Fidelity Intermediate Bond Fund	69,297,195	712,375,168
Fidelity Investment Grade Bond Fund	167,405,243	1,237,124,749
Fidelity Strategic Real Return Fund	57,752,471	583,299,952
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,479,799,418
TOTAL FIXED-INCOME FUNDS (Cost $4,552,037,230)		4,601,047,101
Short-Term Funds - 0.2%
	Shares	Value (Note 1)
Fidelity Retirement Money Market Portfolio	14,993,814	$ 14,993,814
Fidelity Short-Term Bond Fund	1,705,435	15,127,211
TOTAL SHORT-TERM FUNDS (Cost $30,072,813)		30,121,025
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $13,847,030,431)		$ 15,258,615,499
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $13,847,030,431) - See accompanying schedule		$ 15,258,615,499
Cash		59
Receivable for investments sold		11,371,359
Receivable for fund shares sold		53,777,558
Total assets		15,323,764,475

Liabilities
Payable for investments purchased	$ 45,360,164
Payable for fund shares redeemed	19,799,179
Total liabilities		65,159,343

Net Assets		$ 15,258,605,132
Net Assets consist of:
Paid in capital		$ 13,433,813,903
Undistributed net investment income		118,187,122
Accumulated undistributed net realized gain (loss) on investments		295,019,039
Net unrealized appreciation (depreciation) on investments		1,411,585,068
Net Assets, for 1,001,261,015 shares outstanding		$ 15,258,605,132
Net Asset Value, offering price and redemption price per share ($15,258,605,132 ÷ 1,001,261,015 shares)		$ 15.24

Statement of Operations

	Six months ended September 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 124,636,126
Interest		369
Total income		124,636,495

Expenses
Independent trustees' compensation	$ 26,710
Total expenses before reductions	26,710
Expense reductions	(26,710)	-
Net investment income (loss)		124,636,495
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	38,046,222
Capital gain distributions from underlying funds	273,278,619	311,324,841
Change in net unrealized appreciation (depreciation) on underlying funds		(272,280,948)
Net gain (loss)		39,043,893
Net increase (decrease) in net assets resulting from operations		$ 163,680,388

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 124,636,495	$ 215,180,111
Net realized gain (loss)	311,324,841	258,421,328
Change in net unrealized appreciation (depreciation)	(272,280,948)	1,118,615,027
Net increase (decrease) in net assets resulting from operations	163,680,388	1,592,216,466
Distributions to shareholders from net investment income	(46,322,195)	(186,835,535)
Distributions to shareholders from net realized gain	(213,079,723)	(73,505,183)
Total distributions	(259,401,918)	(260,340,718)
Share transactions Proceeds from sales of shares	2,473,009,905	4,400,017,334
Reinvestment of distributions	258,995,780	259,887,224
Cost of shares redeemed	(1,224,977,059)	(2,060,303,055)
Net increase (decrease) in net assets resulting from share transactions	1,507,028,626	2,599,601,503
Total increase (decrease) in net assets	1,411,307,096	3,931,477,251

Net Assets
Beginning of period	13,847,298,036	9,915,820,785
End of period (including undistributed net investment income of $118,187,122 and undistributed net investment income of $39,872,822, respectively)	$ 15,258,605,132	$ 13,847,298,036
Other Information Shares
Sold	165,226,659	302,147,223
Issued in reinvestment of distributions	17,118,030	17,970,360
Redeemed	(82,160,012)	(142,121,404)
Net increase (decrease)	100,184,677	177,996,179

Financial Highlights

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 15.37	$ 13.71	$ 13.34	$ 10.50	$ 12.60	$ 13.11
Income from Investment Operations
Net investment income (loss) D	.13	.27	.24	.23	.21	.26
Net realized and unrealized gain (loss)	.02	1.72	.43	2.87	(2.09)	(.08)
Total from investment operations	.15	1.99	.67	3.10	(1.88)	.18
Distributions from net investment income	(.05)	(.23)	(.26)	(.22)	(.22)	(.26)
Distributions from net realized gain	(.23)	(.10)	(.04)	(.04)	-	(.43)
Total distributions	(.28)	(.33)	(.30)	(.26)	(.22)	(.69)
Net asset value, end of period	$ 15.24	$ 15.37	$ 13.71	$ 13.34	$ 10.50	$ 12.60
Total Return B, C	.99%	14.64%	5.01%	29.68%	(14.96)%	1.12%
Ratios to Average Net Assets E, F
Expenses before reductions	.00% A	.01%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.00% A	.01%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.00% A	.01%	.08%	.08%	.08%	.07%
Net investment income (loss)	1.74% A	1.87%	1.79%	1.85%	1.96%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,258,605	$ 13,847,298	$ 9,915,821	$ 7,541,432	$ 4,087,602	$ 3,285,294
Portfolio turnover rate	10% A	4%	0%	3%	6%	10%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2025 Fund

Investment Changes

Fund Holdings as of September 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	8.6	8.9
Fidelity Disciplined Equity Fund	8.5	8.9
Fidelity Equity-Income Fund	8.7	8.9
Fidelity Fund	1.8	2.5
Fidelity Growth & Income Portfolio	9.5	9.9
Fidelity Growth Company Fund	5.6	5.6
Fidelity Mid-Cap Stock Fund	5.6	5.7
Fidelity OTC Portfolio	4.5	4.5
Fidelity Small Cap Growth Fund	0.3	0.3
Fidelity Small Cap Independence Fund	1.1	1.2
Fidelity Small Cap Value Fund	0.3	0.3
Fidelity Value Fund	3.7	3.4
	58.2	60.1
International Equity Funds
Fidelity Diversified International Fund	3.6	3.3
Fidelity Europe Fund	5.0	4.4
Fidelity Japan Fund	1.4	1.4
Fidelity Overseas Fund	3.5	3.3
Fidelity Southeast Asia Fund	0.7	0.7
	14.2	13.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.6	3.8
Fidelity High Income Fund	3.8	3.7
	7.4	7.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	6.4
Fidelity Intermediate Bond Fund	4.1	4.5
Fidelity Investment Grade Bond Fund	7.0	7.1
Fidelity Strategic Real Return Fund	3.7	1.3
	20.2	19.3
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	58.2%
International Equity Funds	14.2%
Investment Grade Fixed-Income Funds	20.2%
High Yield Fixed-Income Funds	7.4%

Six months ago
Domestic Equity Funds	60.1%
International Equity Funds	13.1%
Investment Grade Fixed-Income Funds	19.3%
High Yield Fixed-Income Funds	7.5%

Expected
Domestic Equity Funds	57.0%
International Equity Funds	14.3%
Investment Grade Fixed-Income Funds	21.2%
High Yield Fixed-Income Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2006. The current allocation is based on the fund's holdings as of September 30, 2006. The expected allocation represents the fund's anticipated allocation at March 31, 2007.

Semiannual Report

Fidelity Freedom 2025 Fund

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 72.4%
	Shares	Value (Note 1)
Domestic Equity Funds - 58.2%
Fidelity Blue Chip Growth Fund	5,818,652	$ 248,281,870
Fidelity Disciplined Equity Fund	8,248,529	244,816,329
Fidelity Equity-Income Fund	4,350,797	250,170,850
Fidelity Fund	1,558,256	52,965,136
Fidelity Growth & Income Portfolio	9,218,777	272,322,679
Fidelity Growth Company Fund (a)	2,487,537	159,874,021
Fidelity Mid-Cap Stock Fund	5,630,794	160,139,769
Fidelity OTC Portfolio (a)	3,397,365	130,153,053
Fidelity Small Cap Growth Fund	609,931	8,136,479
Fidelity Small Cap Independence Fund	1,544,383	32,416,606
Fidelity Small Cap Value Fund	629,172	8,166,658
Fidelity Value Fund	1,308,500	106,655,824
TOTAL DOMESTIC EQUITY FUNDS		1,674,099,274
International Equity Funds - 14.2%
Fidelity Diversified International Fund	2,810,912	102,064,215
Fidelity Europe Fund	3,491,195	142,370,940
Fidelity Japan Fund	2,377,843	39,757,541
Fidelity Overseas Fund	2,236,575	101,339,209
Fidelity Southeast Asia Fund	840,191	20,744,325
TOTAL INTERNATIONAL EQUITY FUNDS		406,276,230
TOTAL EQUITY FUNDS (Cost $1,982,443,292)		2,080,375,504
Fixed-Income Funds - 27.6%

High Yield Fixed-Income Funds - 7.4%
Fidelity Capital & Income Fund	11,915,847	102,357,129
Fidelity High Income Fund	12,437,878	110,448,358
TOTAL HIGH YIELD FIXED-INCOME FUNDS		212,805,487
Investment Grade Fixed-Income Funds - 20.2%
Fidelity Government Income Fund	15,439,056	155,316,904
Fidelity Intermediate Bond Fund	11,458,000	117,788,241
Fidelity Investment Grade Bond Fund	27,440,131	202,782,568
Fidelity Strategic Real Return Fund	10,480,400	105,852,036
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		581,739,749
TOTAL FIXED-INCOME FUNDS (Cost $793,289,375)		794,545,236
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,775,732,667)		$ 2,874,920,740
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $2,775,732,667) - See accompanying schedule		$ 2,874,920,740
Cash		79
Receivable for investments sold		155,885
Receivable for fund shares sold		28,772,341
Total assets		2,903,849,045

Liabilities
Payable for investments purchased	$ 26,175,005
Payable for fund shares redeemed	2,754,777
Total liabilities		28,929,782

Net Assets		$ 2,874,919,263
Net Assets consist of:
Paid in capital		$ 2,704,616,330
Undistributed net investment income		19,647,297
Accumulated undistributed net realized gain (loss) on investments		51,467,563
Net unrealized appreciation (depreciation) on investments		99,188,073
Net Assets, for 231,025,976 shares outstanding		$ 2,874,919,263
Net Asset Value, offering price and redemption price per share ($2,874,919,263 ÷ 231,025,976 shares)		$ 12.44

Statement of Operations

	Six months ended September 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 19,494,965
Interest		32
Total income		19,494,997

Expenses
Independent trustees' compensation	$ 4,355
Total expenses before reductions	4,355
Expense reductions	(4,355)	-
Net investment income (loss)		19,494,997
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(54,072)
Capital gain distributions from underlying funds	52,230,494	52,176,422
Change in net unrealized appreciation (depreciation) on underlying funds		(36,936,361)
Net gain (loss)		15,240,061
Net increase (decrease) in net assets resulting from operations		$ 34,735,058

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,494,997	$ 21,319,700
Net realized gain (loss)	52,176,422	36,135,806
Change in net unrealized appreciation (depreciation)	(36,936,361)	126,091,211
Net increase (decrease) in net assets resulting from operations	34,735,058	183,546,717
Distributions to shareholders from net investment income	(5,497,358)	(16,674,108)
Distributions to shareholders from net realized gain	(28,402,579)	(10,143,500)
Total distributions	(33,899,937)	(26,817,608)
Share transactions Proceeds from sales of shares	932,512,312	1,430,171,607
Reinvestment of distributions	33,877,295	26,801,156
Cost of shares redeemed	(192,115,632)	(196,390,229)
Net increase (decrease) in net assets resulting from share transactions	774,273,975	1,260,582,534
Total increase (decrease) in net assets	775,109,096	1,417,311,643

Net Assets
Beginning of period	2,099,810,167	682,498,524
End of period (including undistributed net investment income of $19,647,297 and undistributed net investment income of $5,649,658, respectively)	$ 2,874,919,263	$ 2,099,810,167
Other Information Shares
Sold	76,384,797	120,312,980
Issued in reinvestment of distributions	2,736,453	2,257,270
Redeemed	(15,767,721)	(16,551,042)
Net increase (decrease)	63,353,529	106,019,208

Financial Highlights

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.52	$ 11.07	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.21	.18	.06
Net realized and unrealized gain (loss)	.01	1.48	.39	.63
Total from investment operations	.11	1.69	.57	.69
Distributions from net investment income	(.03)	(.15)	(.13)	(.05)
Distributions from net realized gain	(.16)	(.10)	(.01)	-
Total distributions	(.19)	(.24) H	(.14)	(.05)
Net asset value, end of period	$ 12.44	$ 12.52	$ 11.07	$ 10.64
Total Return B,C	.85%	15.41%	5.33%	6.92%
Ratios to Average Net Assets E,G
Expenses before reductions	.00% A	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.08%	.08% A
Net investment income (loss)	1.59% A	1.75%	1.67%	1.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,874,919	$ 2,099,810	$ 682,499	$ 66,423
Portfolio turnover rate	1% A	1%	0%	7% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period November 6, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. H Total distribution of $.24 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.095 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2030 Fund

Investment Changes

Fund Holdings as of September 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	9.9	9.7
Fidelity Disciplined Equity Fund	9.7	9.8
Fidelity Equity-Income Fund	10.0	9.8
Fidelity Fund	2.0	5.2
Fidelity Growth & Income Portfolio	10.9	10.8
Fidelity Growth Company Fund	6.3	6.2
Fidelity Mid-Cap Stock Fund	6.4	6.3
Fidelity OTC Portfolio	5.2	4.9
Fidelity Small Cap Growth Fund	0.3	0.3
Fidelity Small Cap Independence Fund	1.3	1.3
Fidelity Small Cap Value Fund	0.3	0.4
Fidelity Value Fund	4.6	3.5
	66.9	68.2
International Equity Funds
Fidelity Diversified International Fund	4.0	3.7
Fidelity Europe Fund	5.5	5.1
Fidelity Japan Fund	1.5	1.5
Fidelity Overseas Fund	4.0	3.7
Fidelity Southeast Asia Fund	0.8	0.8
	15.8	14.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.6	3.6
Fidelity High Income Fund	3.8	3.6
	7.4	7.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	2.7	3.4
Fidelity Intermediate Bond Fund	2.0	2.3
Fidelity Investment Grade Bond Fund	3.5	3.7
Fidelity Strategic Real Return Fund	1.7	0.4
	9.9	9.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	66.9%
International Equity Funds	15.8%
Investment Grade Fixed-Income Funds	9.9%
High Yield Fixed-Income Funds	7.4%

Six months ago
Domestic Equity Funds	68.2%
International Equity Funds	14.8%
Investment Grade Fixed-Income Funds	9.8%
High Yield Fixed-Income Funds	7.2%

Expected
Domestic Equity Funds	65.7%
International Equity Funds	16.4%
Investment Grade Fixed-Income Funds	10.4%
High Yield Fixed-Income Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2006. The current allocation is based on the fund's holdings as of September 30, 2006. The expected allocation represents the fund's anticipated allocation at March 31, 2007.

Semiannual Report

Fidelity Freedom 2030 Fund

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.7%
	Shares	Value (Note 1)
Domestic Equity Funds - 66.9%
Fidelity Blue Chip Growth Fund	22,009,379	$ 939,140,207
Fidelity Disciplined Equity Fund	31,083,787	922,566,789
Fidelity Equity-Income Fund	16,433,593	944,931,608
Fidelity Fund	5,457,794	185,510,433
Fidelity Growth & Income Portfolio	34,899,240	1,030,923,543
Fidelity Growth Company Fund (a)	9,326,300	599,401,307
Fidelity Mid-Cap Stock Fund	21,152,096	601,565,605
Fidelity OTC Portfolio (a)	12,866,752	492,925,267
Fidelity Small Cap Growth Fund	2,287,690	30,517,790
Fidelity Small Cap Independence Fund	5,761,058	120,924,605
Fidelity Small Cap Value Fund	2,349,528	30,496,879
Fidelity Value Fund	5,289,125	431,116,605
TOTAL DOMESTIC EQUITY FUNDS		6,330,020,638
International Equity Funds - 15.8%
Fidelity Diversified International Fund	10,366,941	376,423,613
Fidelity Europe Fund	12,881,450	525,305,541
Fidelity Japan Fund	8,688,119	145,265,353
Fidelity Overseas Fund	8,253,184	373,951,753
Fidelity Southeast Asia Fund	3,112,253	76,841,520
TOTAL INTERNATIONAL EQUITY FUNDS		1,497,787,780
TOTAL EQUITY FUNDS (Cost $6,952,584,313)		7,827,808,418
Fixed-Income Funds - 17.3%

High Yield Fixed-Income Funds - 7.4%
Fidelity Capital & Income Fund	39,227,336	336,962,819
Fidelity High Income Fund	40,567,776	360,241,855
TOTAL HIGH YIELD FIXED-INCOME FUNDS		697,204,674
Investment Grade Fixed-Income Funds - 9.9%
Fidelity Government Income Fund	25,476,774	256,296,350
Fidelity Intermediate Bond Fund	18,820,676	193,476,546
Fidelity Investment Grade Bond Fund	45,028,370	332,759,656
Fidelity Strategic Real Return Fund	15,698,149	158,551,308
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		941,083,860
TOTAL FIXED-INCOME FUNDS (Cost $1,612,641,544)		1,638,288,534
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,565,225,857)		$ 9,466,096,952
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $8,565,225,857) - See accompanying schedule		$ 9,466,096,952
Cash		20
Receivable for investments sold		6,420,406
Receivable for fund shares sold		33,120,006
Total assets		9,505,637,384

Liabilities
Payable for investments purchased	$ 29,094,368
Payable for fund shares redeemed	10,450,401
Total liabilities		39,544,769

Net Assets		$ 9,466,092,615
Net Assets consist of:
Paid in capital		$ 8,287,925,004
Undistributed net investment income		51,228,475
Accumulated undistributed net realized gain (loss) on investments		226,068,041
Net unrealized appreciation (depreciation) on investments		900,871,095
Net Assets, for 605,694,121 shares outstanding		$ 9,466,092,615
Net Asset Value, offering price and redemption price per share ($9,466,092,615 ÷ 605,694,121 shares)		$ 15.63

Statement of Operations

	Six months ended September 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 54,717,844
Interest		997
Total income		54,718,841

Expenses
Independent trustees' compensation	$ 16,463
Total expenses before reductions	16,463
Expense reductions	(16,463)	-
Net investment income (loss)		54,718,841
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	34,443,490
Capital gain distributions from underlying funds	200,849,410	235,292,900
Change in net unrealized appreciation (depreciation) on underlying funds		(223,776,493)
Net gain (loss)		11,516,407
Net increase (decrease) in net assets resulting from operations		$ 66,235,248

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 54,718,841	$ 102,300,809
Net realized gain (loss)	235,292,900	166,655,944
Change in net unrealized appreciation (depreciation)	(223,776,493)	827,718,237
Net increase (decrease) in net assets resulting from operations	66,235,248	1,096,674,990
Distributions to shareholders from net investment income	(16,706,604)	(89,395,734)
Distributions to shareholders from net realized gain	(139,221,892)	(50,329,442)
Total distributions	(155,928,496)	(139,725,176)
Share transactions Proceeds from sales of shares	1,605,458,212	2,868,245,229
Reinvestment of distributions	155,742,088	139,589,694
Cost of shares redeemed	(755,918,097)	(1,271,096,644)
Net increase (decrease) in net assets resulting from share transactions	1,005,282,203	1,736,738,279
Total increase (decrease) in net assets	915,588,955	2,693,688,093

Net Assets
Beginning of period	8,550,503,660	5,856,815,567
End of period (including undistributed net investment income of $51,228,475 and undistributed net investment income of $13,216,238, respectively)	$ 9,466,092,615	$ 8,550,503,660
Other Information Shares
Sold	104,613,474	193,397,312
Issued in reinvestment of distributions	9,977,072	9,474,303
Redeemed	(49,445,679)	(86,363,640)
Net increase (decrease)	65,144,867	116,507,975

Financial Highlights

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 15.82	$ 13.81	$ 13.27	$ 10.04	$ 12.58	$ 13.23
Income from Investment Operations
Net investment income (loss) D	.09	.22	.20	.19	.16	.19
Net realized and unrealized gain (loss)	-	2.09	.56	3.23	(2.55)	(.11)
Total from investment operations	.09	2.31	.76	3.42	(2.39)	.08
Distributions from net investment income	(.03)	(.19)	(.22)	(.19)	(.15)	(.20)
Distributions from net realized gain	(.25)	(.11)	-	-	-	(.53)
Total distributions	(.28)	(.30)	(.22)	(.19)	(.15)	(.73)
Net asset value, end of period	$ 15.63	$ 15.82	$ 13.81	$ 13.27	$ 10.04	$ 12.58
Total Return B, C	.57%	16.86%	5.72%	34.22%	(19.05)%	.28%
Ratios to Average Net Assets E, F
Expenses before reductions	.00% A	.01%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.00% A	.01%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.00% A	.01%	.08%	.08%	.08%	.07%
Net investment income (loss)	1.24% A	1.48%	1.52%	1.58%	1.52%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,466,093	$ 8,550,504	$ 5,856,816	$ 4,363,601	$ 2,335,210	$ 1,995,302
Portfolio turnover rate	8% A	5%	0%	2%	4%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2035 Fund

Investment Changes

Fund Holdings as of September 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	10.0	10.0
Fidelity Disciplined Equity Fund	9.8	10.2
Fidelity Equity-Income Fund	10.0	10.1
Fidelity Fund	1.8	2.5
Fidelity Growth & Income Portfolio	10.9	11.3
Fidelity Growth Company Fund	6.4	6.3
Fidelity Mid-Cap Stock Fund	6.4	6.6
Fidelity OTC Portfolio	5.2	5.0
Fidelity Small Cap Growth Fund	0.3	0.4
Fidelity Small Cap Independence Fund	1.3	1.4
Fidelity Small Cap Value Fund	0.3	0.4
Fidelity Value Fund	4.3	3.9
	66.7	68.1
International Equity Funds
Fidelity Diversified International Fund	4.1	3.9
Fidelity Europe Fund	5.8	5.2
Fidelity Japan Fund	1.6	1.6
Fidelity Overseas Fund	4.1	3.8
Fidelity Southeast Asia Fund	0.8	0.8
	16.4	15.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.8	4.0
Fidelity High Income Fund	4.2	4.0
	8.0	8.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	2.4	2.9
Fidelity Intermediate Bond Fund	1.8	2.0
Fidelity Investment Grade Bond Fund	3.2	3.1
Fidelity Strategic Real Return Fund	1.5	0.6
	8.9	8.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	66.7%
International Equity Funds	16.4%
Investment Grade Fixed-Income Funds	8.9%
High Yield Fixed-Income Funds	8.0%

Six months ago
Domestic Equity Funds	68.1%
International Equity Funds	15.3%
Investment Grade Fixed-Income Funds	8.6%
High Yield Fixed-Income Funds	8.0%

Expected
Domestic Equity Funds	66.2%
International Equity Funds	16.6%
Investment Grade Fixed-Income Funds	9.4%
High Yield Fixed-Income Funds	7.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2006. The current allocation is based on the fund's holdings as of September 30, 2006. The expected allocation represents the fund's anticipated allocation at March 31, 2007.

Semiannual Report

Fidelity Freedom 2035 Fund

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 83.1%
	Shares	Value (Note 1)
Domestic Equity Funds - 66.7%
Fidelity Blue Chip Growth Fund	3,776,900	$ 161,160,341
Fidelity Disciplined Equity Fund	5,350,282	158,796,359
Fidelity Equity-Income Fund	2,824,586	162,413,713
Fidelity Fund	874,597	29,727,554
Fidelity Growth & Income Portfolio	5,961,369	176,098,829
Fidelity Growth Company Fund (a)	1,619,170	104,064,073
Fidelity Mid-Cap Stock Fund	3,665,703	104,252,581
Fidelity OTC Portfolio (a)	2,195,424	84,106,683
Fidelity Small Cap Growth Fund	397,826	5,307,003
Fidelity Small Cap Independence Fund	1,002,281	21,037,876
Fidelity Small Cap Value Fund	408,831	5,306,623
Fidelity Value Fund	852,157	69,459,349
TOTAL DOMESTIC EQUITY FUNDS		1,081,730,984
International Equity Funds - 16.4%
Fidelity Diversified International Fund	1,839,178	66,780,552
Fidelity Europe Fund	2,284,882	93,177,471
Fidelity Japan Fund	1,557,510	26,041,567
Fidelity Overseas Fund	1,463,423	66,307,673
Fidelity Southeast Asia Fund	549,242	13,560,783
TOTAL INTERNATIONAL EQUITY FUNDS		265,868,046
TOTAL EQUITY FUNDS (Cost $1,287,951,749)		1,347,599,030
Fixed-Income Funds - 16.9%

High Yield Fixed-Income Funds - 8.0%
Fidelity Capital & Income Fund	7,229,430	62,100,806
Fidelity High Income Fund	7,596,050	67,452,926
TOTAL HIGH YIELD FIXED-INCOME FUNDS		129,553,732
Investment Grade Fixed-Income Funds - 8.9%
Fidelity Government Income Fund	3,857,528	38,806,734
Fidelity Intermediate Bond Fund	2,863,359	29,435,326
Fidelity Investment Grade Bond Fund	6,885,997	50,887,521
Fidelity Strategic Real Return Fund	2,434,272	24,586,144
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		143,715,725
TOTAL FIXED-INCOME FUNDS (Cost $272,009,516)		273,269,457
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,559,961,265)		$ 1,620,868,487
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $1,559,961,265) - See accompanying schedule		$ 1,620,868,487
Cash		49
Receivable for investments sold		69,183
Receivable for fund shares sold		13,059,959
Total assets		1,633,997,678

Liabilities
Payable for investments purchased	$ 11,342,137
Payable for fund shares redeemed	1,787,653
Total liabilities		13,129,790

Net Assets		$ 1,620,867,888
Net Assets consist of:
Paid in capital		$ 1,519,137,244
Undistributed net investment income		7,290,972
Accumulated undistributed net realized gain (loss) on investments		33,532,450
Net unrealized appreciation (depreciation) on investments		60,907,222
Net Assets, for 127,021,301 shares outstanding		$ 1,620,867,888
Net Asset Value, offering price and redemption price per share ($1,620,867,888 ÷ 127,021,301 shares)		$ 12.76

Statement of Operations

	Six months ended September 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 8,271,253
Interest		17
Total income		8,271,270

Expenses
Independent trustees' compensation	$ 2,417
Total expenses before reductions	2,417
Expense reductions	(2,417)	-
Net investment income (loss)		8,271,270
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(192,213)
Capital gain distributions from underlying funds	33,663,038	33,470,825
Change in net unrealized appreciation (depreciation) on underlying funds		(25,061,461)
Net gain (loss)		8,409,364
Net increase (decrease) in net assets resulting from operations		$ 16,680,634

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,271,270	$ 9,753,632
Net realized gain (loss)	33,470,825	22,007,041
Change in net unrealized appreciation (depreciation)	(25,061,461)	79,791,676
Net increase (decrease) in net assets resulting from operations	16,680,634	111,552,349
Distributions to shareholders from net investment income	(2,957,588)	(8,057,826)
Distributions to shareholders from net realized gain	(16,759,087)	(6,197,986)
Total distributions	(19,716,675)	(14,255,812)
Share transactions Proceeds from sales of shares	565,269,169	810,298,913
Reinvestment of distributions	19,705,969	14,249,651
Cost of shares redeemed	(116,977,318)	(118,030,363)
Net increase (decrease) in net assets resulting from share transactions	467,997,820	706,518,201
Total increase (decrease) in net assets	464,961,779	803,814,738

Net Assets
Beginning of period	1,155,906,109	352,091,371
End of period (including undistributed net investment income of $7,290,972 and undistributed net investment income of $1,977,290, respectively)	$ 1,620,867,888	$ 1,155,906,109
Other Information Shares
Sold	45,178,220	66,855,909
Issued in reinvestment of distributions	1,545,566	1,174,172
Redeemed	(9,371,440)	(9,749,789)
Net increase (decrease)	37,352,346	58,280,292

Financial Highlights

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.89	$ 11.22	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.18	.17	.06
Net realized and unrealized gain (loss)	(.01) F	1.73	.49	.68
Total from investment operations	.07	1.91	.66	.74
Distributions from net investment income	(.03)	(.13)	(.13)	(.05)
Distributions from net realized gain	(.17)	(.11)	-	-
Total distributions	(.20)	(.24)	(.13)	(.05)
Net asset value, end of period	$ 12.76	$ 12.89	$ 11.22	$ 10.69
Total Return B,C	.54%	17.18%	6.12%	7.42%
Ratios to Average Net Assets E,H
Expenses before reductions	.00% A	.00%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.08%	.08% A
Net investment income (loss)	1.21% A	1.48%	1.56%	1.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,620,868	$ 1,155,906	$ 352,091	$ 27,943
Portfolio turnover rate	2% A	1%	0%	18% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2040 Fund

Investment Changes

Fund Holdings as of September 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	10.1	10.0
Fidelity Disciplined Equity Fund	10.0	10.0
Fidelity Equity-Income Fund	10.3	10.0
Fidelity Fund	2.4	3.5
Fidelity Growth & Income Portfolio	11.0	11.1
Fidelity Growth Company Fund	6.5	6.4
Fidelity Mid-Cap Stock Fund	6.6	6.4
Fidelity OTC Portfolio	5.3	5.1
Fidelity Small Cap Growth Fund	0.3	0.3
Fidelity Small Cap Independence Fund	1.3	1.4
Fidelity Small Cap Value Fund	0.3	0.4
Fidelity Value Fund	4.5	3.8
	68.6	68.4
International Equity Funds
Fidelity Diversified International Fund	4.2	4.1
Fidelity Europe Fund	5.8	5.5
Fidelity Japan Fund	1.6	1.7
Fidelity Overseas Fund	4.1	4.1
Fidelity Southeast Asia Fund	0.9	0.8
	16.6	16.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	4.7	5.1
Fidelity High Income Fund	5.1	5.1
	9.8	10.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	1.3	1.8
Fidelity Intermediate Bond Fund	1.0	1.2
Fidelity Investment Grade Bond Fund	1.8	1.9
Fidelity Strategic Real Return Fund	0.9	0.3
	5.0	5.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	68.6%
International Equity Funds	16.6%
Investment Grade Fixed-Income Funds	5.0%
High Yield Fixed-Income Funds	9.8%

Six months ago
Domestic Equity Funds	68.4%
International Equity Funds	16.2%
Investment Grade Fixed-Income Funds	5.2%
High Yield Fixed-Income Funds	10.2%

Expected
Domestic Equity Funds	68.0%
International Equity Funds	17.0%
Investment Grade Fixed-Income Funds	5.1%
High Yield Fixed-Income Funds	9.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2006. The current allocation is based on the fund's holdings as of September 30, 2006. The expected allocation represents the fund's anticipated allocation at March 31, 2007.

Semiannual Report

Fidelity Freedom 2040 Fund

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 85.2%
	Shares	Value (Note 1)
Domestic Equity Funds - 68.6%
Fidelity Blue Chip Growth Fund	10,766,123	$ 459,390,473
Fidelity Disciplined Equity Fund	15,278,555	453,467,511
Fidelity Equity-Income Fund	8,082,766	464,759,055
Fidelity Fund	3,151,793	107,129,429
Fidelity Growth & Income Portfolio	16,945,194	500,561,041
Fidelity Growth Company Fund (a)	4,611,134	296,357,612
Fidelity Mid-Cap Stock Fund	10,440,691	296,933,266
Fidelity OTC Portfolio (a)	6,301,275	241,401,848
Fidelity Small Cap Growth Fund	1,135,661	15,149,717
Fidelity Small Cap Independence Fund	2,865,051	60,137,423
Fidelity Small Cap Value Fund	1,169,340	15,178,036
Fidelity Value Fund	2,509,995	204,589,668
TOTAL DOMESTIC EQUITY FUNDS		3,115,055,079
International Equity Funds - 16.6%
Fidelity Diversified International Fund	5,206,021	189,030,613
Fidelity Europe Fund	6,466,985	263,723,660
Fidelity Japan Fund	4,390,238	73,404,786
Fidelity Overseas Fund	4,142,504	187,696,855
Fidelity Southeast Asia Fund	1,557,698	38,459,572
TOTAL INTERNATIONAL EQUITY FUNDS		752,315,486
TOTAL EQUITY FUNDS (Cost $3,438,199,925)		3,867,370,565
Fixed-Income Funds - 14.8%

High Yield Fixed-Income Funds - 9.8%
Fidelity Capital & Income Fund	25,026,828	214,980,452
Fidelity High Income Fund	25,940,052	230,347,663
TOTAL HIGH YIELD FIXED-INCOME FUNDS		445,328,115
Investment Grade Fixed-Income Funds - 5.0%
Fidelity Government Income Fund	6,073,791	61,102,337
Fidelity Intermediate Bond Fund	4,499,180	46,251,567
Fidelity Investment Grade Bond Fund	10,772,210	79,606,633
Fidelity Strategic Real Return Fund	3,812,124	38,502,447
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		225,462,984
TOTAL FIXED-INCOME FUNDS (Cost $654,440,650)		670,791,099
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $4,092,640,575)		$ 4,538,161,664
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $4,092,640,575) - See accompanying schedule		$ 4,538,161,664
Cash		430
Receivable for investments sold		5,225,803
Receivable for fund shares sold		20,007,872
Total assets		4,563,395,769

Liabilities
Payable for investments purchased	$ 16,571,838
Payable for fund shares redeemed	8,663,840
Total liabilities		25,235,678

Net Assets		$ 4,538,160,091
Net Assets consist of:
Paid in capital		$ 3,968,109,543
Undistributed net investment income		24,637,340
Accumulated undistributed net realized gain (loss) on investments		99,892,119
Net unrealized appreciation (depreciation) on investments		445,521,089
Net Assets, for 493,313,470 shares outstanding		$ 4,538,160,091
Net Asset Value, offering price and redemption price per share ($4,538,160,091 ÷ 493,313,470 shares)		$ 9.20

Statement of Operations

	Six months ended September 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 24,720,469
Interest		351
Total income		24,720,820

Expenses
Independent trustees' compensation	$ 7,601
Total expenses before reductions	7,601
Expense reductions	(7,601)	-
Net investment income (loss)		24,720,820
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	4,682,828
Capital gain distributions from underlying funds	97,330,406	102,013,234
Change in net unrealized appreciation (depreciation) on underlying funds		(94,978,714)
Net gain (loss)		7,034,520
Net increase (decrease) in net assets resulting from operations		$ 31,755,340

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,720,820	$ 40,883,018
Net realized gain (loss)	102,013,234	90,285,023
Change in net unrealized appreciation (depreciation)	(94,978,714)	341,600,643
Net increase (decrease) in net assets resulting from operations	31,755,340	472,768,684
Distributions to shareholders from net investment income	(8,718,779)	(32,543,730)
Distributions to shareholders from net realized gain	(69,751,040)	(29,066,944)
Total distributions	(78,469,819)	(61,610,674)
Share transactions Proceeds from sales of shares	1,120,360,257	1,979,220,860
Reinvestment of distributions	78,358,057	61,529,413
Cost of shares redeemed	(481,728,763)	(722,125,077)
Net increase (decrease) in net assets resulting from share transactions	716,989,551	1,318,625,196
Total increase (decrease) in net assets	670,275,072	1,729,783,206

Net Assets
Beginning of period	3,867,885,019	2,138,101,813
End of period (including undistributed net investment income of $24,637,340 and undistributed net investment income of $8,635,299, respectively)	$ 4,538,160,091	$ 3,867,885,019
Other Information Shares
Sold	123,874,264	226,884,158
Issued in reinvestment of distributions	8,517,180	7,070,550
Redeemed	(53,530,868)	(83,478,836)
Net increase (decrease)	78,860,576	150,475,872

Financial Highlights

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.33	$ 8.10	$ 7.75	$ 5.72	$ 7.41	$ 7.62
Income from Investment Operations
Net investment income (loss) D	.05	.13	.11	.11	.08	.09
Net realized and unrealized gain (loss)	-	1.29	.38	2.04	(1.69)	(.11)
Total from investment operations	.05	1.42	.49	2.15	(1.61)	(.02)
Distributions from net investment income	(.02)	(.10)	(.13)	(.09)	(.07)	(.07)
Distributions from net realized gain	(.16)	(.09)	(.02)	(.03)	(.01)	(.12)
Total distributions	(.18)	(.19)	(.14) G	(.12)	(.08)	(.19)
Net asset value, end of period	$ 9.20	$ 9.33	$ 8.10	$ 7.75	$ 5.72	$ 7.41
Total Return B, C	.54%	17.65%	6.35%	37.75%	(21.79)%	(.40)%
Ratios to Average Net Assets E, F
Expenses before reductions	.00% A	.01%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.00% A	.01%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.00% A	.01%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.19% A	1.45%	1.45%	1.55%	1.38%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,538,160	$ 3,867,885	$ 2,138,102	$ 1,295,302	$ 482,708	$ 256,113
Portfolio turnover rate	3% A	4%	1%	3%	4%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. G Total distribution of $.14 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2045 Fund

Investment Summary

Fund Holdings as of September 30, 2006
% of fund's investments
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	10.4
Fidelity Disciplined Equity Fund	10.4
Fidelity Equity-Income Fund	10.5
Fidelity Growth & Income Portfolio	11.8
Fidelity Growth Company Fund	6.6
Fidelity Mid-Cap Stock Fund	6.7
Fidelity OTC Portfolio	5.6
Fidelity Small Cap Growth Fund	0.3
Fidelity Small Cap Independence Fund	1.4
Fidelity Small Cap Value Fund	0.3
Fidelity Value Fund	5.4
69.4
International Equity Funds
Fidelity Diversified International Fund	4.9
Fidelity Europe Fund	6.8
Fidelity Japan Fund	1.8
Fidelity Overseas Fund	4.9
Fidelity Southeast Asia Fund	1.0
19.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	5.0
Fidelity High Income Fund	4.9
9.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	0.4
Fidelity Intermediate Bond Fund	0.3
Fidelity Investment Grade Bond Fund	0.5
Fidelity Strategic Real Return Fund	0.1
1.3
100.0
Asset Allocation (% of fund's investments)
Initial
Domestic Equity Funds	69.2%
International Equity Funds	19.5%
Investment Grade Fixed-Income Funds	1.3%
High Yield Fixed-Income Funds	10.0%

Current
Domestic Equity Funds	69.4%
International Equity Funds	19.4%
Investment Grade Fixed-Income Funds	1.3%
High Yield Fixed-Income Funds	9.9%

Expected
Domestic Equity Funds	68.8%
International Equity Funds	18.6%
Investment Grade Fixed-Income Funds	2.6%
High Yield Fixed-Income Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The initial allocation represents the target asset allocation at inception. The current allocation is based on the fund's holdings as of September 30, 2006. The expected allocation represents the fund's anticipated allocation at March 31, 2007.

Semiannual Report

Fidelity Freedom 2045 Fund

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 88.8%
	Shares	Value (Note 1)
Domestic Equity Funds - 69.4%
Fidelity Blue Chip Growth Fund	62,827	$ 2,680,812
Fidelity Disciplined Equity Fund	89,543	2,657,641
Fidelity Equity-Income Fund	46,841	2,693,335
Fidelity Growth & Income Portfolio	102,253	3,020,552
Fidelity Growth Company Fund (a)	26,558	1,706,872
Fidelity Mid-Cap Stock Fund	60,160	1,710,959
Fidelity OTC Portfolio (a)	37,272	1,427,905
Fidelity Small Cap Growth Fund	5,700	76,042
Fidelity Small Cap Independence Fund	16,781	352,234
Fidelity Small Cap Value Fund	5,845	75,873
Fidelity Value Fund	17,043	1,389,165
TOTAL DOMESTIC EQUITY FUNDS		17,791,390
International Equity Funds - 19.4%
Fidelity Diversified International Fund	34,491	1,252,383
Fidelity Europe Fund	42,554	1,735,344
Fidelity Japan Fund	28,113	470,054
Fidelity Overseas Fund	27,488	1,245,479
Fidelity Southeast Asia Fund	10,557	260,642
TOTAL INTERNATIONAL EQUITY FUNDS		4,963,902
TOTAL EQUITY FUNDS (Cost $22,417,125)		22,755,292
Fixed-Income Funds - 11.2%

High Yield Fixed-Income Funds - 9.9%
Fidelity Capital & Income Fund	147,763	1,269,285
Fidelity High Income Fund	142,607	1,266,349
TOTAL HIGH YIELD FIXED-INCOME FUNDS		2,535,634
Investment Grade Fixed-Income Funds - 1.3%
Fidelity Government Income Fund	10,043	101,030
Fidelity Intermediate Bond Fund	7,365	75,717
Fidelity Investment Grade Bond Fund	17,140	126,664
Fidelity Strategic Real Return Fund	2,456	24,805
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		328,216
TOTAL FIXED-INCOME FUNDS (Cost $2,829,035)		2,863,850
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $25,246,160)		$ 25,619,142
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $25,246,160) - See accompanying schedule		$ 25,619,142
Cash		54
Receivable for fund shares sold		1,508,199
Total assets		27,127,395

Liabilities
Payable for investments purchased	$ 1,500,929
Payable for fund shares redeemed	7,275
Total liabilities		1,508,204

Net Assets		$ 25,619,191
Net Assets consist of:
Paid in capital		$ 24,820,224
Undistributed net investment income		32,349
Accumulated undistributed net realized gain (loss) on investments		393,636
Net unrealized appreciation (depreciation) on investments		372,982
Net Assets, for 2,517,202 shares outstanding		$ 25,619,191
Net Asset Value, offering price and redemption price per share ($25,619,191 ÷ 2,517,202 shares)		$ 10.18

Statement of Operations

	For the period June 1, 2006 (commencement of operations) to September 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 32,295
Interest		54
Total income		32,349

Expenses
Independent trustees' compensation	$ 7
Total expenses before reductions	7
Expense reductions	(7)	-
Net investment income (loss)		32,349
Realized and Unrealized Gain (Loss)
Capital gain distributions from underlying funds		393,636
Change in net unrealized appreciation (depreciation) on underlying funds		372,982
Net gain (loss)		766,618
Net increase (decrease) in net assets resulting from operations		$ 798,967

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2045 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period June 1, 2006 (commencement of operations) to September 30, 2006 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 32,349
Net realized gain (loss)	393,636
Change in net unrealized appreciation (depreciation)	372,982
Net increase (decrease) in net assets resulting from operations	798,967
Share transactions Proceeds from sales of shares	25,530,941
Cost of shares redeemed	(710,717)
Net increase (decrease) in net assets resulting from share transactions	24,820,224
Total increase (decrease) in net assets	25,619,191

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $32,349)	$ 25,619,191
Other Information Shares
Sold	2,589,600
Redeemed	(72,398)
Net increase (decrease)	2,517,202

Financial Highlights

Period ended September 30, 2006
(Unaudited) F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03
Net realized and unrealized gain (loss)	.15
Total from investment operations	.18
Net asset value, end of period	$ 10.18
Total Return B, C	1.80%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,619
Portfolio turnover rate	0% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period June 1, 2006 (commencement of operations) to September 30, 2006. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2050 Fund

Investment Summary

Fund Holdings as of September 30, 2006
% of fund's investments
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	10.6
Fidelity Disciplined Equity Fund	10.5
Fidelity Equity-Income Fund	10.6
Fidelity Growth & Income Portfolio	12.1
Fidelity Growth Company Fund	6.7
Fidelity Mid-Cap Stock Fund	6.8
Fidelity OTC Portfolio	5.5
Fidelity Small Cap Growth Fund	0.3
Fidelity Small Cap Independence Fund	1.4
Fidelity Small Cap Value Fund	0.3
Fidelity Value Fund	5.4
70.2
International Equity Funds
Fidelity Diversified International Fund	5.0
Fidelity Europe Fund	7.0
Fidelity Japan Fund	1.9
Fidelity Overseas Fund	5.0
Fidelity Southeast Asia Fund	1.0
19.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	5.0
Fidelity High Income Fund	4.9
9.9
100.0
Asset Allocation (% of fund's investments)
Initial
Domestic Equity Funds	70.0%
International Equity Funds	20.0%
High Yield Fixed-Income Funds	10.0%

Current
Domestic Equity Funds	70.2%
International Equity Funds	19.9%
High Yield Fixed-Income Funds	9.9%

Expected
Domestic Equity Funds	69.8%
International Equity Funds	20.0%
Investment Grade Fixed-Income Fund	0.2%
High Yield Fixed-Income Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The initial allocation represents the target asset allocation at inception. The current allocation is based on the fund's holdings as of September 30, 2006. The expected allocation represents the fund's anticipated allocation at March 31, 2007.

Semiannual Report

Fidelity Freedom 2050 Fund

Investments September 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 90.1%
	Shares	Value (Note 1)
Domestic Equity Funds - 70.2%
Fidelity Blue Chip Growth Fund	53,155	$ 2,268,131
Fidelity Disciplined Equity Fund	75,876	2,251,986
Fidelity Equity-Income Fund	39,689	2,282,129
Fidelity Growth & Income Portfolio	87,877	2,595,877
Fidelity Growth Company Fund (a)	22,555	1,449,610
Fidelity Mid-Cap Stock Fund	51,092	1,453,053
Fidelity OTC Portfolio (a)	31,156	1,193,581
Fidelity Small Cap Growth Fund	4,770	63,631
Fidelity Small Cap Independence Fund	14,046	294,822
Fidelity Small Cap Value Fund	4,893	63,506
Fidelity Value Fund	14,278	1,163,837
TOTAL DOMESTIC EQUITY FUNDS		15,080,163
International Equity Funds - 19.9%
Fidelity Diversified International Fund	29,560	1,073,314
Fidelity Europe Fund	36,785	1,500,102
Fidelity Japan Fund	24,867	415,778
Fidelity Overseas Fund	23,561	1,067,537
Fidelity Southeast Asia Fund	8,879	219,221
TOTAL INTERNATIONAL EQUITY FUNDS		4,275,952
TOTAL EQUITY FUNDS (Cost $19,056,257)		19,356,115
Fixed-Income Funds - 9.9%

High Yield Fixed-Income Funds - 9.9%
Fidelity Capital & Income Fund	124,019	1,065,319
Fidelity High Income Fund	119,699	1,062,930
TOTAL FIXED-INCOME FUNDS (Cost $2,101,530)		2,128,249
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $21,157,787)		$ 21,484,364
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $21,157,787) - See accompanying schedule		$ 21,484,364
Cash		139
Receivable for fund shares sold		412,378
Total assets		21,896,881

Liabilities
Payable for investments purchased	$ 410,256
Payable for fund shares redeemed	2,127
Total liabilities		412,383

Net Assets		$ 21,484,498
Net Assets consist of:
Paid in capital		$ 20,823,581
Undistributed net investment income		27,855
Accumulated undistributed net realized gain (loss) on investments		306,485
Net unrealized appreciation (depreciation) on investments		326,577
Net Assets, for 2,111,872 shares outstanding		$ 21,484,498
Net Asset Value, offering price and redemption price per share ($21,484,498 ÷ 2,111,872 shares)		$ 10.17

Statement of Operations

	For the period June 1, 2006 (commencement of operations) to September 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 27,716
Interest		139
Total income		27,855

Expenses
Independent trustees' compensation	$ 6
Total expenses before reductions	6
Expense reductions	(6)	-
Net investment income (loss)		27,855
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(25,583)
Capital gain distributions from underlying funds	332,068	306,485
Change in net unrealized appreciation (depreciation) on underlying funds		326,577
Net gain (loss)		633,062
Net increase (decrease) in net assets resulting from operations		$ 660,917

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2050 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period June 1, 2006 (commencement of operations) to September 30, 2006 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,855
Net realized gain (loss)	306,485
Change in net unrealized appreciation (depreciation)	326,577
Net increase (decrease) in net assets resulting from operations	660,917
Share transactions Proceeds from sales of shares	22,382,374
Cost of shares redeemed	(1,558,793)
Net increase (decrease) in net assets resulting from share transactions	20,823,581
Total increase (decrease) in net assets	21,484,498

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $27,855)	$ 21,484,498
Other Information Shares
Sold	2,272,681
Redeemed	(160,809)
Net increase (decrease)	2,111,872

Financial Highlights

Period ended September 30, 2006
(Unaudited) F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03
Net realized and unrealized gain (loss)	.14
Total from investment operations	.17
Net asset value, end of period	$ 10.17
Total Return B, C	1.70%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,484
Portfolio turnover rate	11% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. EAmounts do not include the activity of the underlying funds. F For the period June 1, 2006 (commencement of operations) to September 30, 2006. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Freedom Income Fund, Freedom 2000 Fund, Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2020 Fund, Freedom 2025 Fund, Freedom 2030 Fund, Freedom 2035 Fund, Freedom 2040 Fund, Freedom 2045 Fund and Freedom 2050 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and money market funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

Investment Transactions and Income. Security transactions, normally shares of the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Freedom Income	$ 2,129,965,013	$ 85,846,875	$ (19,020,483)	$ 66,826,392
Freedom 2000	1,505,627,406	77,961,394	(14,609,668)	63,351,726
Freedom 2005	619,521,066	27,484,372	(11,462,400)	16,021,972
Freedom 2010	10,604,724,403	968,767,479	(243,306,587)	725,460,892
Freedom 2015	3,428,489,477	168,977,824	(67,455,424)	101,522,400
Freedom 2020	13,861,036,081	1,766,763,937	(369,184,519)	1,397,579,418
Freedom 2025	2,775,762,571	161,529,475	(62,371,306)	99,158,169
Freedom 2030	8,574,520,143	1,191,397,680	(299,820,871)	891,576,809
Freedom 2035	1,559,970,088	98,920,987	(38,022,588)	60,898,399
Freedom 2040	4,093,496,965	545,255,607	(100,590,908)	444,664,699
Freedom 2045	25,246,160	666,119	(293,137)	372,982
Freedom 2050	21,157,868	574,122	(247,626)	326,496

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Freedom Income	403,487,556	334,163,701
Freedom 2000	330,485,128	354,278,830
Freedom 2005	145,439,803	35,219,074
Freedom 2010	1,634,249,128	892,803,902
Freedom 2015	919,216,593	34,823,457
Freedom 2020	2,366,626,329	721,075,900
Freedom 2025	825,752,860	13,652,031
Freedom 2030	1,462,251,286	357,325,723
Freedom 2035	504,410,119	14,183,686
Freedom 2040	814,158,137	53,585,864
Freedom 2045	25,246,175	16
Freedom 2050	21,653,822	470,451

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Semiannual Report

5. Expense Reductions.

FMR voluntarily agreed to reimburse each Funds' operating expenses.

During the period ended September 30, 2006, this reimbursement reduced each Fund's expenses by the following.

Reimbursement from adviser
Freedom Income	$ 4,080
Freedom 2000	2,999
Freedom 2005	1,066
Freedom 2010	20,416
Freedom 2015	5,477
Freedom 2020	26,710
Freedom 2025	4,355
Freedom 2030	16,463
Freedom 2035	2,417
Freedom 2040	7,601
Freedom 2045	7
Freedom 2050	6

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Freedom Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

	Freedom 2010	Freedom 2020	Freedom 2030
Fidelity Disciplined Equity Fund	-	17%	13%
Fidelity Europe Fund	-	19%	14%
Fidelity Government Income Fund	21%	18%	-
Fidelity High Income Fund	-	14%	-
Fidelity Intermediate Bond Fund	11%	-	-
Fidelity Investment Grade Bond Fund	14%	12%	-
Fidelity Japan Fund	-	11%	-
Fidelity Small Cap Growth Fund	-	10%	-
Fidelity Strategic Real Return Fund	24%	22%	-

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Other - continued

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

% of shares held
Fidelity Blue Chip Growth Fund	21%
Fidelity Capital & Income Fund	26%
Fidelity Disciplined Equity Fund	56%
Fidelity Europe Fund	60%
Fidelity Government Income Fund	62%
Fidelity High Income Fund	44%
Fidelity Intermediate Bond Fund	32%
Fidelity Investment Grade Bond Fund	41%
Fidelity Japan Fund	36%
Fidelity Mid-Cap Stock Fund	22%
Fidelity OTC Portfolio	27%
Fidelity Overseas Fund	24%
Fidelity Short-Term Bond Fund	21%
Fidelity Small Cap Growth Fund	33%
Fidelity Small Cap Independence Fund	21%
Fidelity Southeast Asia Fund	23%
Fidelity Strategic Real Return Fund	74%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom 2045 Fund and Fidelity Freedom 2050 Fund

On April 20, 2006, the Board of Trustees, including the independent Trustees (together, the Board), voted to approve the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts for each fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by each fund in its prospectus and other public disclosures, may choose to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc., (Strategic) and the administrator, FMR, including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic's and FMR's investment staff, their use of technology, and Strategic's and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by Strategic and FMR and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of Strategic's and FMR's supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge.

Investment Performance. Fidelity Freedom 2045 Fund and Fidelity Freedom 2050 Fund are new funds and therefore had no historical performance for the Board to review at the time it approved each fund's Advisory Contracts. Once each fund has been in operation for at least one calendar year, the Board will review each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad-based securities market index and (ii) a peer group of mutual funds deemed appropriate by the Board.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's proposed management fee and projected operating expenses in reviewing the Advisory Contracts. The Board noted that the funds do not pay a management fee for investment advisory services. In its review of each fund's total expenses, the Board considered that the funds do not pay transfer agency fees. Instead, each underlying fund bears its pro rata portion of the transfer agency fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

In its review of total expenses, the Board also noted that at previous meetings during the year it considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's projected total expenses were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. Each of the funds is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contracts. In connection with its future renewal of each fund's management contract and administration agreement, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the approval of each fund's Advisory Contracts because under these arrangements the funds would not pay any expenses.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be approved.

Fidelity Freedom Funds (except Fidelity Freedom 2045 Fund and Fidelity Freedom 2050 Fund)

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.
At its July 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance and Compliance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds. For each of Freedom 2000 Fund, Freedom 2010 Fund, Freedom 2020 Fund, Freedom 2030 Fund, Freedom 2040 Fund, and Freedom Income Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the fund's cumulative total returns, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. Because each of Freedom 2005 Fund, Freedom 2015 Fund, Freedom 2025 Fund, and Freedom 2035 Fund had been in existence less than three calendar years, for each fund the following chart considered by the Board shows, for the one-year period ended December 31, 2005, the fund's total return, the total return of a proprietary custom index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund. For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings, (for each fund other than Freedom Income Fund) adjusted on June 30 and December 31 of each calendar year to reflect the fund's increasingly conservative asset allocations.

Semiannual Report

Freedom 2000 Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one-year period, the fourth quartile for the three-year period, and the third quartile for the five-year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, which invests primarily in bond and money market mutual funds, the peer group comprises funds that invest primarily in income-producing equity securities. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return compared favorably to its benchmark.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom 2005 Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the period shown. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, which invests primarily in bond and money market mutual funds, the peer group comprises funds that invest primarily in income-producing equity securities. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for the period shown. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

Freedom 2010 Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the one-year period, the third quartile for the three-year period, and the second quartile for the five-year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conservative over time. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return compared favorably to its benchmark.

Semiannual Report

Freedom 2015 Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the period shown. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conservative over time. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for the period shown. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

Freedom 2020 Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the one-year period, the third quartile for the three-year period, and the second quartile for the five-year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conservative over time. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return compared favorably to its benchmark.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom 2025 Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the period shown. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conservative over time. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for the period shown. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

Freedom 2030 Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the one-year period and the second quartile for the three- and five-year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conservative over time. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return compared favorably to its benchmark.

Semiannual Report

Freedom 2035 Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the period shown. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conservative over time. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for the period shown. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

Freedom 2040 Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the one- and three-year periods and the second quartile for the five-year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conservative over time. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return compared favorably to its benchmark.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom Income Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one-year period, the fourth quartile for the three-year period, and the third quartile for the five-year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, which invests primarily in bond and money market mutual funds, the peer group comprises funds that invest primarily in income-producing equity securities. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return compared favorably to its benchmark.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board noted with favor FMR's reorganization of its senior management team in 2005 and FMR's dedication of additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services.

The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Freedom 2000 Fund

Freedom 2005 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom 2010 Fund

Freedom 2015 Fund

Semiannual Report

Freedom 2020 Fund

Freedom 2025 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom 2030 Fund

Freedom 2035 Fund

Semiannual Report

Freedom 2040 Fund

Freedom Income Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Furthermore, the Board considered that it had approved an amendment (effective May 19, 2005) to each fund's management contract that eliminated the management fee that the fund paid to Strategic Advisers. At that time, the Board also had approved an amendment to the administration agreement with respect to each fund that eliminated the administration fee that Strategic Advisers paid to FMR. The Board considered that each fund's chart reflects the elimination of the fund's management fee for 2005, as if the fee had been eliminated for the entire year.

The Board noted that the management fees shown in prior years reflect each fund's previous all-inclusive management fee. For a more meaningful comparison of management fees, each fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR (under the administration agreement) for non-management expenses (including pricing and bookkeeping fees and custody fees) from a fund's all-inclusive fee. In this regard, the Board realizes that net management fees may have varied from year to year because of differences in non-management expenses, and that non-management expenses may have exceeded a fund's all-inclusive fee and resulted in a negative net management fee.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

In its review of each fund's total expenses, the Board considered that the funds do not pay transfer agency fees. Instead, each underlying fund (or the retail class of the underlying fund, if that underlying fund offers multiple classes of shares) bears its pro rata portion of each fund's transfer agency fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund's total expenses ranked below its competitive median for 2005. The Board considered that each fund's total expenses reflect the elimination of the fund's management fee for 2005, as if the fee had been eliminated for the entire year.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each underlying fund.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) portfolio manager compensation; (iii) the extent to which any economies of scale exist and are shared between the funds and Fidelity; (iv) the total expenses of certain funds and classes relative to competitors, including the extent to which the expenses of certain funds have been or could be capped; (v) fund performance trends; and (vi) Fidelity's fee structures, including use of performance fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY
All funds except Fidelity Freedom 2045 Fund and Fidelity Freedom 2050 Fund

Mellon Bank

Pittsburgh, PA
Fidelity Freedom 2045 Fund and Fidelity Freedom 2050 Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FF-USAN-1106
1.792160.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Aberdeen Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 15, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	November 15, 2006